UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4803

                           Oppenheimer Municipal Fund
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.

MARCH 31, 2008

--------------------------------------------------------------------------------

                                                                 Management
  Oppenheimer                                                   Commentaries
  Limited Term                                                       and
  Municipal Fund                                                 Semiannual
                                                                   Report

--------------------------------------------------------------------------------

  MANAGEMENT COMMENTARIES

      An Interview with Your Fund's Managers

      Listing of Top Holdings

  SEMI ANNUAL REPORT

      Listing of Investments

      Financial Statements

  "AFTER 25 YEARS IN THE BUSINESS OF MUNICIPAL FUND MANAGEMENT, I STILL DON'T PRETEND TO HAVE SEEN IT ALL. BUT, ALLOWING TAX-FREE YIELDS TO COMPOUND OVER TIME HAS CLEARLY BEEN A WINNING STRATEGY FOR SHAREHOLDERS."

              -- RONALD H. FIELDING, Chief Strategist, Senior Vice President and
                            Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN CATEGORIES

Tobacco--Master Settlement Agreement                                    21.3%
------------------------------------------------------------------------------
Single-Family Housing                                                   14.7
------------------------------------------------------------------------------
Electric Utilities                                                      10.8
------------------------------------------------------------------------------
Multifamily Housing                                                      7.6
------------------------------------------------------------------------------
Marine/Aviation Facilities                                               6.4
------------------------------------------------------------------------------
Hospital/Health Care                                                     5.3
------------------------------------------------------------------------------
Highways/Commuter Facilities                                             2.5
------------------------------------------------------------------------------
Student Loans                                                            2.2
------------------------------------------------------------------------------
Industrial Conglomerates                                                 2.2
------------------------------------------------------------------------------
Paper, Containers & Packaging                                            2.1
------------------------------------------------------------------------------

Portfolio holdings are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

CREDIT ALLOCATION

AAA                                                         42.7%
-------------------------------------------------------------------
AA                                                           7.7
-------------------------------------------------------------------
A                                                            3.6
-------------------------------------------------------------------
BBB                                                         40.4
-------------------------------------------------------------------
BB or lower                                                  5.6
-------------------------------------------------------------------

Allocations are subject to change. Percentages are as of March 31, 2008, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund's securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 8.1% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER LIMITED TERM MUNICIPAL FUND. BEFORE INVESTING THE FUND, INVESTORS SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, SALES CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 11/11/86. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

      CLASS B shares of the Fund were first publicly offered on 9/11/95. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 12/1/93. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement

                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        BEGINNING           ENDING              EXPENSES
                                        ACCOUNT             ACCOUNT             PAID DURING
                                        VALUE               VALUE               6 MONTHS ENDED
ACTUAL                                  OCTOBER 1, 2007     MARCH 31, 2008      MARCH 31, 2008
-----------------------------------------------------------------------------------------------
Class A                                 $     1,000.00        $    987.20         $     5.93
-----------------------------------------------------------------------------------------------
Class B                                       1,000.00             984.00               9.92
-----------------------------------------------------------------------------------------------
Class C                                       1,000.00             983.50               9.72
-----------------------------------------------------------------------------------------------

HYPOTHETICAL
(5% return before expenses)

Class A                                       1,000.00           1,019.05               6.02
-----------------------------------------------------------------------------------------------
Class B                                       1,000.00           1,015.05              10.07
-----------------------------------------------------------------------------------------------
Class C                                       1,000.00           1,015.25               9.87
-----------------------------------------------------------------------------------------------

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2008 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            1.19%
-----------------------------
Class B            1.99
-----------------------------
Class C            1.95
-----------------------------

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


         PRINCIPAL                                                                               EFFECTIVE
            AMOUNT                                                    COUPON        MATURITY    MATURITY *               VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--117.8%
------------------------------------------------------------------------------------------------------------------------------

ALABAMA--1.2%
$          10,000   AL HFA (Single Family Mtg.)                       5.000%      10/01/2021    03/01/2019 C    $        9,824
------------------------------------------------------------------------------------------------------------------------------
           35,000   AL HFA (South Bay Apartments)                     5.950       02/01/2033    02/01/2013 A            35,128
------------------------------------------------------------------------------------------------------------------------------
        4,610,000   Bay Minette, AL Industrial Devel. Board
                    (B.F. Goodrich)                                   6.500       02/15/2009    08/15/2008 A         4,619,128
------------------------------------------------------------------------------------------------------------------------------
          145,000   Bayou La Batre, AL Utilities Board
                    (Water & Sewer)                                   5.750       03/01/2027    03/01/2009 A           145,777
------------------------------------------------------------------------------------------------------------------------------
           30,000   Bessemer, AL Medical Clinic Board
                    (Bessemer Carraway Medical Center)                5.625       05/15/2017    05/15/2008 A            30,099
------------------------------------------------------------------------------------------------------------------------------
           30,000   Birmingham, AL Airport Authority                  5.375       07/01/2020    07/01/2009 A            31,580
------------------------------------------------------------------------------------------------------------------------------
           65,000   Birmingham, AL Private Educational Building
                    Authority (Birmingham-Southern College)           6.000       12/01/2021    06/01/2008 A            65,001
------------------------------------------------------------------------------------------------------------------------------
           50,000   Birmingham, AL Special Care Facilities
                    (Children's Hospital of Alabama)                  5.375       06/01/2017    06/01/2008 A            51,095
------------------------------------------------------------------------------------------------------------------------------
          580,000   Courtland, AL Industrial Devel. Board
                    (Champion International Corp.)                    5.700       10/01/2028    10/01/2028             511,688
------------------------------------------------------------------------------------------------------------------------------
          190,000   Courtland, AL Industrial Devel. Board
                    (Champion International Corp.)                    6.700       11/01/2029    11/01/2009 A           191,334
------------------------------------------------------------------------------------------------------------------------------
           75,000   Fairview, AL Governmental Utility Services
                    Corp. (East Cullman Water System)                 6.000       02/01/2020    02/01/2009 A            76,210
------------------------------------------------------------------------------------------------------------------------------
            5,000   Huntsville, AL Industrial Devel. Board
                    (Coltec Industries)                               9.875       10/01/2010    04/01/2008 A             5,046
------------------------------------------------------------------------------------------------------------------------------
          100,000   Jefferson County, AL Sewer                        5.375       02/01/2027    05/22/2025 C            83,974
------------------------------------------------------------------------------------------------------------------------------
          290,000   Jefferson County, AL Sewer                        5.625       02/01/2022    03/18/2021 C           259,132
------------------------------------------------------------------------------------------------------------------------------
           45,000   Mobile, AL Industrial Devel. Board
                    (International Paper Company)                     6.700       03/01/2024    03/01/2010 A            45,730
------------------------------------------------------------------------------------------------------------------------------
           50,000   Mobile, AL Limited Obligation Tax                 5.500       02/15/2023    02/15/2014 A            51,409
------------------------------------------------------------------------------------------------------------------------------
            5,000   Montgomery, AL Special Care Facilities
                    Financing Authority (Baptist Medical Center)      5.375       09/01/2022    09/01/2008 A             5,202
------------------------------------------------------------------------------------------------------------------------------
       15,000,000   Phenix City, AL Industrial Devel. Board
                    (Meadwestvaco) 1                                  6.350       05/15/2035    05/15/2035          14,722,800
------------------------------------------------------------------------------------------------------------------------------
           65,000   Tuskegee, AL Utilities Board                      5.500       02/01/2016    08/01/2008 A            65,792
------------------------------------------------------------------------------------------------------------------------------
           80,000   Tuskegee, AL Utilities Board                      5.500       02/01/2022    08/01/2008 A            80,894
                                                                                                                --------------
                                                                                                                    21,086,843

------------------------------------------------------------------------------------------------------------------------------
ALASKA--2.5%
           25,000   AK HFC (Veterans Mtg.)                            5.200       12/01/2014    06/01/2012 A            25,087
------------------------------------------------------------------------------------------------------------------------------
          215,000   AK HFC, Series A-1                                5.500       12/01/2017    06/01/2008 A           218,517
------------------------------------------------------------------------------------------------------------------------------
       26,550,000   AK HFC, Series A-2 2                              6.200       12/01/2021    06/01/2009 A        27,307,186
------------------------------------------------------------------------------------------------------------------------------
           55,000   AK HFC, Series A-2                                5.750       06/01/2024    06/01/2008 A            55,935
------------------------------------------------------------------------------------------------------------------------------
       73,000,000   AK HFC, Series A-2                                5.782 3     06/01/2037    12/01/2008 A        13,421,050
------------------------------------------------------------------------------------------------------------------------------
           15,000   AK HFC, Series A-2                                5.900       06/01/2014    12/01/2009 A            15,398
------------------------------------------------------------------------------------------------------------------------------
           10,000   AK Industrial Devel. & Export Authority
                    (Lake Dorothy Hydroelectric)                      5.250       12/01/2021    12/01/2011 A            10,027

                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                EFFECTIVE
          AMOUNT                                                  COUPON           MATURITY    MATURITY *                VALUE
------------------------------------------------------------------------------------------------------------------------------
ALASKA Continued
 $       35,000     AK International Airports, Series C           6.100%         10/01/2017    10/01/2009 A    $        35,709
------------------------------------------------------------------------------------------------------------------------------
      5,000,000     AK Northern Tobacco Securitization Corp.
                    (TASC)                                        4.625          06/01/2023    11/26/2011 B          4,601,900
------------------------------------------------------------------------------------------------------------------------------
         25,000     AK Northern Tobacco Securitization Corp.
                    (TASC)                                        6.200          06/01/2022    06/01/2010 B             26,277
------------------------------------------------------------------------------------------------------------------------------
         25,000     AK Student Loan Corp., Series A               5.300          07/01/2015    07/01/2008 A             25,200
                                                                                                               ---------------
                                                                                                                    45,742,286

------------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.1%
        125,000     AZ Health Facilities Authority
                    (Phoenix Children's Hospital)                 6.000          02/15/2032    02/15/2012 A            139,721
------------------------------------------------------------------------------------------------------------------------------
         50,000     AZ Student Loan Acquisition Authority         5.900          05/01/2024    11/01/2009 A             51,862
------------------------------------------------------------------------------------------------------------------------------
      1,375,000     Goodyear, AZ IDA Water and Sewer
                    (Litchfield Park Service Company)             6.750          10/01/2031    10/01/2012 A          1,381,600
------------------------------------------------------------------------------------------------------------------------------
      1,755,000     Hassayampa, AZ Community Facilities
                    District (Hassayampa Village Community)       7.750          07/01/2021    07/01/2008 A          1,797,857
------------------------------------------------------------------------------------------------------------------------------
      1,365,000     Litchfield Park, AZ Community Facility
                    District                                      6.375          07/15/2026    12/10/2022 C          1,357,547
------------------------------------------------------------------------------------------------------------------------------
        100,000     Maricopa County, AZ Hospital
                    (Sun Health Corp.)                            5.300          04/01/2029    03/09/2025 C             94,252
------------------------------------------------------------------------------------------------------------------------------
      1,870,000     Maricopa County, AZ IDA
                    (Christian Care Mesa II) 1                    6.000          01/01/2014    07/01/2011 B          1,839,987
------------------------------------------------------------------------------------------------------------------------------
         30,000     Maricopa County, AZ IDA
                    (Sun King Apartments)                         5.875          11/01/2008    05/05/2008 C             30,202
------------------------------------------------------------------------------------------------------------------------------
         50,000     Maricopa County, AZ IDA
                    (Villas de Merced Apartments)                 5.450          12/20/2027    09/05/2023 C             49,254
------------------------------------------------------------------------------------------------------------------------------
         15,000     Maricopa County, AZ IDA
                    (Whispering Palms Apartments)                 5.600          07/01/2013    07/01/2011 A             15,573
------------------------------------------------------------------------------------------------------------------------------
         55,000     Maricopa County, AZ Pollution
                    Control Corp. (Public Service
                    Company of New Mexico)                        6.300          12/01/2026    12/01/2008 A             55,067
------------------------------------------------------------------------------------------------------------------------------
      3,975,000     Phoenix, AZ IDA (Capitol Mews Apartments)     5.700          12/20/2040    05/21/2031 C          3,918,913
------------------------------------------------------------------------------------------------------------------------------
      1,670,000     Phoenix, AZ IDA (Gourmet Boutique West)       5.500          11/01/2017    11/01/2017            1,532,977
------------------------------------------------------------------------------------------------------------------------------
        320,000     Phoenix, AZ IDA (Single Family Mtg.)          6.650          10/01/2029    11/15/2008 B            330,058
------------------------------------------------------------------------------------------------------------------------------
         50,000     Pima County, AZ IDA
                    (International Studies Academy)               6.750          07/01/2031    07/01/2011 A             50,463
------------------------------------------------------------------------------------------------------------------------------
          5,000     Scottsdale, AZ IDA
                    (Scottsdale Memorial Hospitals)               5.500          09/01/2012    04/28/2010 C              5,320
------------------------------------------------------------------------------------------------------------------------------
        800,000     Tucson, AZ IDA (Joint Single Family Mtg.)     5.250          07/01/2038    01/01/2013 B            834,912
------------------------------------------------------------------------------------------------------------------------------
      3,590,000     Tucson, AZ IDA (Joint Single Family Mtg.)     5.350          01/01/2038    12/01/2015 B          3,674,329
------------------------------------------------------------------------------------------------------------------------------
        130,000     University Arizona Medical Center Corp.
                    (University Medical Center)                   5.000          07/01/2021    07/01/2008 A            130,094
------------------------------------------------------------------------------------------------------------------------------
      1,750,000     Verrado, AZ Community
                    Facilities District No. 1                     6.500          07/15/2027    07/15/2013 A          1,764,928
                                                                                                               ---------------
                                                                                                                    19,054,916

                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

       PRINCIPAL                                                                                EFFECTIVE
          AMOUNT                                                     COUPON        MATURITY    MATURITY *               VALUE
-----------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.2%
$         35,000      AR Devel. Finance Authority
                      (Clark County Industrial Council)              5.600%      05/01/2008    05/01/2008      $       35,085
-----------------------------------------------------------------------------------------------------------------------------
         385,000      AR Devel. Finance Authority
                      (Single Family Mtg.)                           5.300       07/01/2024    07/01/2012 A           393,316
-----------------------------------------------------------------------------------------------------------------------------
          45,000      AR Devel. Finance Authority, Series B          5.800       01/01/2023    07/01/2009 A            45,158
-----------------------------------------------------------------------------------------------------------------------------
         850,000      Greater AR Hsg. Assistance Corp.
                      (Hicky Garden Apartments)                      6.000       01/01/2023    07/01/2008 A           861,467
-----------------------------------------------------------------------------------------------------------------------------
       1,000,000      Northwest AR Regional Airport Authority 1      5.250       02/01/2023    02/01/2023             900,100
-----------------------------------------------------------------------------------------------------------------------------
          50,000      Pope County, AR Pollution Control
                      (Arkansas Power & Light Company)               6.100       12/01/2016    06/01/2008 A            50,156
-----------------------------------------------------------------------------------------------------------------------------
          40,000      Pope County, AR Pollution Control
                      (Arkansas Power & Light Company)               6.300       12/01/2016    06/01/2008 A            40,131
-----------------------------------------------------------------------------------------------------------------------------
          45,000      Pope County, AR Pollution Control
                      (Arkansas Power & Light Company)               6.300       12/01/2016    06/01/2008 A            44,999
-----------------------------------------------------------------------------------------------------------------------------
         610,000      Pope County, AR Pollution Control
                      (Arkansas Power & Light Company)               6.300       11/01/2020    05/01/2008 A           610,262
-----------------------------------------------------------------------------------------------------------------------------
         875,000      Warren, AR Solid Waste Disposal
                      (Potlatch Corp.)                               7.500       08/01/2013    08/01/2008 A           876,348
                                                                                                               --------------
                                                                                                                    3,857,022

-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--8.7%
       7,440,000      CA County Tobacco Securitization Agency
                      (TASC)                                         0.000 4     06/01/2021    03/15/2014 B         5,832,960
-----------------------------------------------------------------------------------------------------------------------------
       5,500,000      CA County Tobacco Securitization Agency
                      (TASC)                                         0.000 4     06/01/2028    09/14/2018 B         3,966,655
-----------------------------------------------------------------------------------------------------------------------------
       3,095,000      CA County Tobacco Securitization Agency
                      (TASC)                                         0.000 4     06/01/2036    11/23/2021 C         2,159,629
-----------------------------------------------------------------------------------------------------------------------------
       3,000,000      CA County Tobacco Securitization Agency
                      (TASC)                                         0.000 4     06/01/2041    09/10/2024 C         2,080,830
-----------------------------------------------------------------------------------------------------------------------------
       3,125,000      CA County Tobacco Securitization Agency
                      (TASC)                                         5.500       06/01/2033    04/24/2013 C         2,890,000
-----------------------------------------------------------------------------------------------------------------------------
       3,740,000      CA County Tobacco Securitization Agency
                      (TASC)                                         5.750       06/01/2029    12/01/2012 B         3,543,575
-----------------------------------------------------------------------------------------------------------------------------
       2,770,000      CA County Tobacco Securitization Agency
                      (TASC)                                         5.875       06/01/2027    12/25/2013 C         2,730,611
-----------------------------------------------------------------------------------------------------------------------------
       2,505,000      CA County Tobacco Securitization Agency
                      (TASC)                                         5.875       06/01/2043    08/27/2019 C         2,338,167
-----------------------------------------------------------------------------------------------------------------------------
       5,615,000      CA County Tobacco Securitization Agency
                      (TASC)                                         6.000       06/01/2029    04/02/2012 B         5,601,131
-----------------------------------------------------------------------------------------------------------------------------
         135,000      CA County Tobacco Securitization Agency
                      (TASC)                                         6.000       06/01/2042    06/26/2020 C           128,424
-----------------------------------------------------------------------------------------------------------------------------
      18,985,000      CA Golden State Tobacco Securitization
                      Corp. 1                                        6.250       06/01/2033    09/11/2012 B        20,869,641
-----------------------------------------------------------------------------------------------------------------------------
      29,000,000      CA Golden State Tobacco Securitization
                      Corp. (TASC)                                   0.000 4     06/01/2037    05/22/2022 C        18,275,510
-----------------------------------------------------------------------------------------------------------------------------
       6,000,000      CA Golden State Tobacco Securitization
                      Corp. (TASC)                                   4.500       06/01/2027    08/29/2012 B         5,346,540

                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                   EFFECTIVE
         AMOUNT                                                      COUPON       MATURITY       MATURITY *              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     5,000,000      CA Inland Empire Tobacco Securitization
                     Authority (TASC)                                 4.625%    06/01/2021       06/23/2013 C    $   4,669,150
------------------------------------------------------------------------------------------------------------------------------
      5,025,000      CA Sierra View Local Health Care District        5.400     07/01/2022       07/01/2009 A        5,048,467
------------------------------------------------------------------------------------------------------------------------------
      2,755,000      CA Statewide CDA (Fairfield Apartments) 1        6.500     01/01/2016       12/22/2011 B        2,777,123
------------------------------------------------------------------------------------------------------------------------------
      8,000,000      CA Veterans GO, Series BZ                        5.350     12/01/2021       06/01/2008 A        8,001,520
------------------------------------------------------------------------------------------------------------------------------
      2,000,000      Hi-Desert, CA Memorial Health Care District      5.500     10/01/2019       10/01/2008 A        2,001,320
------------------------------------------------------------------------------------------------------------------------------
     52,500,000      Inland, CA Empire Tobacco Securitization
                     Authority (TASC)                                 6.900 3   06/01/2036       07/06/2023 C        7,024,500
------------------------------------------------------------------------------------------------------------------------------
         15,000      Los Angeles, CA Dept. of Airports
                     (Los Angeles International Airport)              5.600     05/15/2011       05/15/2008 A           15,022
------------------------------------------------------------------------------------------------------------------------------
        115,000      Los Angeles, CA Regional Airports
                     Improvement Corp. (Delta-Continental
                     Airlines) 5                                      9.250     08/01/2024       08/01/2008 A          116,006
------------------------------------------------------------------------------------------------------------------------------
      7,500,000      Northern CA Gas Authority 5                      3.888 6   07/01/2027       07/01/2027          5,250,000
------------------------------------------------------------------------------------------------------------------------------
     13,705,000      Northern CA Tobacco Securitization
                     Authority (TASC)                                 4.750     06/01/2023       07/18/2011 B       12,789,643
------------------------------------------------------------------------------------------------------------------------------
        500,000      Riverside County, CA Public Financing
                     Authority COP 1                                  5.750     05/15/2019       05/15/2009 A          506,935
------------------------------------------------------------------------------------------------------------------------------
     10,000,000      San Diego, CA Certificates
                     (Water Utility Fund)                             5.200     08/01/2024       08/01/2008 A       10,102,000
------------------------------------------------------------------------------------------------------------------------------
      8,000,000      San Diego, CA Public Facilities Financing
                     Authority                                        5.250     05/15/2020       05/15/2008 A        8,005,040
------------------------------------------------------------------------------------------------------------------------------
      2,000,000      San Francisco City & County, CA COP
                     (San Bruno Jail) 1                               5.250     10/01/2033       10/01/2010 A        2,006,960
------------------------------------------------------------------------------------------------------------------------------
      2,000,000      San Marcos, CA Special Tax                       5.900     09/01/2028       05/02/2026 C        1,905,380
------------------------------------------------------------------------------------------------------------------------------
      6,000,000      Santa Rosa, CA Rancheria Tachi Yokut
                     Tribe Enterprise                                 6.125     03/01/2013       04/06/2011 C        6,310,740
------------------------------------------------------------------------------------------------------------------------------
      6,000,000      Southern CA Tobacco Securitization
                     Authority                                        4.750     06/01/2025       10/14/2012 B        5,554,020
                                                                                                                 -------------
                                                                                                                   157,847,499

------------------------------------------------------------------------------------------------------------------------------
COLORADO--2.1%
         25,000      Boulder County, CO Multifamily Hsg.
                     (Legacy Apartments)                              6.000     11/20/2015       05/20/2008 A           25,022
------------------------------------------------------------------------------------------------------------------------------
         50,000      Boulder County, CO Multifamily Hsg.
                     (Legacy Apartments)                              6.100     11/20/2025       05/20/2008 A           50,025
------------------------------------------------------------------------------------------------------------------------------
     24,000,000      CO E-470 Public Highway Authority 5             12.000 6   09/01/2039       04/16/2008 D       24,000,000
------------------------------------------------------------------------------------------------------------------------------
         90,000      CO Health Facilities Authority
                     (Northern Colorado Medical Center)               6.000     05/15/2020       05/15/2008 A           94,292
------------------------------------------------------------------------------------------------------------------------------
         10,000      CO Health Facilities Authority
                     (Sisters of Charity Health Care Systems)         5.250     05/15/2014       05/15/2008 A           10,019
------------------------------------------------------------------------------------------------------------------------------
         50,000      CO Hsg. & Finance Authority
                     (Multifamily Hsg.)                               5.900     10/01/2038       04/01/2009 A           50,072
------------------------------------------------------------------------------------------------------------------------------
         10,000      CO Hsg. & Finance Authority (Multifamily)        5.700     10/01/2021       06/01/2008 A           10,007
------------------------------------------------------------------------------------------------------------------------------
         25,000      CO Hsg. & Finance Authority (Single Family)      5.150     11/01/2016       05/01/2010 A           25,247
------------------------------------------------------------------------------------------------------------------------------
        780,000      CO Hsg. & Finance Authority (Single Family)      5.483 3   11/01/2029       05/01/2010 A          239,639

                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     PRINCIPAL                                                                                     EFFECTIVE
        AMOUNT                                                       COUPON           MATURITY    MATURITY *             VALUE
------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
 $     595,000      CO Hsg. & Finance Authority (Single Family)      5.900%         08/01/2023    08/01/2008 B   $     626,321
------------------------------------------------------------------------------------------------------------------------------
        15,000      CO Hsg. & Finance Authority (Single Family)      6.050          10/01/2016    02/01/2009 B          15,617
------------------------------------------------------------------------------------------------------------------------------
       285,000      CO Hsg. & Finance Authority (Single Family)      6.450          04/01/2030    04/01/2016 A         289,728
------------------------------------------------------------------------------------------------------------------------------
     1,440,000      CO Hsg. & Finance Authority (Single Family)      6.800          04/01/2030    12/01/2008 B       1,491,106
------------------------------------------------------------------------------------------------------------------------------
        50,000      CO Hsg. & Finance Authority (Single Family)      7.250          10/01/2031    03/20/2009 B          53,736
------------------------------------------------------------------------------------------------------------------------------
        25,000      CO Hsg. & Finance Authority (Single Family)      7.450          10/01/2016    12/08/2008 B          26,036
------------------------------------------------------------------------------------------------------------------------------
         5,000      CO Hsg. & Finance Authority (Single Family)      7.450          11/01/2027    11/01/2012 A           5,100
------------------------------------------------------------------------------------------------------------------------------
        95,000      CO Hsg. & Finance Authority (Single Family)      7.550          11/01/2027    05/01/2013 A          96,938
------------------------------------------------------------------------------------------------------------------------------
         7,000      CO Hsg. & Finance Authority, Series A            7.400          11/01/2027    12/01/2008 B           7,138
------------------------------------------------------------------------------------------------------------------------------
        55,000      CO Hsg. & Finance Authority, Series C-2          6.875          11/01/2028    03/01/2009 B          55,947
------------------------------------------------------------------------------------------------------------------------------
       300,000      CO Hsg. & Finance Authority, Series D-2          6.350          11/01/2029    02/02/2009 B         315,507
------------------------------------------------------------------------------------------------------------------------------
        60,000      CO Postsecondary Educational Facilities
                    Authority (Denver University)                    5.375          03/01/2018    09/01/2008 A          60,012
------------------------------------------------------------------------------------------------------------------------------
         5,000      CO Water Resources & Power
                    Devel. Authority, Series A                       5.600          11/01/2017    05/01/2008 A           5,061
------------------------------------------------------------------------------------------------------------------------------
        20,000      CO Water Resources & Power
                    Devel. Authority, Series A                       5.750          11/01/2010    05/01/2008 A          20,050
------------------------------------------------------------------------------------------------------------------------------
       150,000      Denver, CO City & County
                    (Helen G. Bonfils Foundation)                    5.250          12/01/2012    06/01/2008 A         150,311
------------------------------------------------------------------------------------------------------------------------------
     2,000,000      Denver, CO City & County Airport, Series A 2     6.000          11/15/2014    11/15/2010 A       2,084,760
------------------------------------------------------------------------------------------------------------------------------
     3,000,000      Denver, CO City & County Airport, Series A 2     6.000          11/15/2015    11/15/2010 A       3,116,580
------------------------------------------------------------------------------------------------------------------------------
     3,000,000      Denver, CO City & County Airport, Series A 2     6.000          11/15/2016    11/15/2010 A       3,104,550
------------------------------------------------------------------------------------------------------------------------------
     2,000,000      Denver, CO City & County Airport, Series A 2     6.000          11/15/2018    11/15/2010 A       2,056,270
------------------------------------------------------------------------------------------------------------------------------
       510,000      Denver, CO Urban Renewal Authority               9.125          09/01/2017    09/01/2008 A         516,049
                                                                                                                 -------------
                                                                                                                    38,601,140

------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--2.7%
        30,000      CT Airport (Bradley International Airport)       5.125          10/01/2026    04/24/2025 C          28,471
------------------------------------------------------------------------------------------------------------------------------
        10,000      CT Airport (Bradley International Airport)       5.125          10/01/2031    11/07/2029 C           9,248
------------------------------------------------------------------------------------------------------------------------------
       320,000      CT Devel. Authority
                    (Bridgeport Hydraulic Company)                   6.150          04/01/2035    04/01/2008 A         325,270
------------------------------------------------------------------------------------------------------------------------------
        40,000      CT Devel. Authority (Church Homes)               5.700          04/01/2012    04/01/2009 A          41,203
------------------------------------------------------------------------------------------------------------------------------
     1,000,000      CT Devel. Authority (Mary Wade Home) 1           6.375          12/01/2018    12/01/2009 A       1,058,170
------------------------------------------------------------------------------------------------------------------------------
     2,000,000      CT Devel. Authority Airport Facility
                    (Learjet) 1                                      7.950          04/01/2026    10/01/2014 A       2,156,720
------------------------------------------------------------------------------------------------------------------------------
     2,415,000      CT Devel. Authority Pollution Control
                    (Connecticut Light & Power Company)              5.850          09/01/2028    09/01/2028         2,419,250
------------------------------------------------------------------------------------------------------------------------------
    15,035,000      CT Devel. Authority Pollution Control
                    (Connecticut Light & Power Company) 1            5.950          09/01/2028    09/01/2028        14,661,531
------------------------------------------------------------------------------------------------------------------------------
    15,590,000      CT Devel. Authority Pollution Control
                    (Western Massachusetts Electric Company) 1       5.850          09/01/2028    09/01/2028        15,623,519
------------------------------------------------------------------------------------------------------------------------------
        30,000      CT GO                                            5.650          03/15/2012    09/15/2008 A          30,079
------------------------------------------------------------------------------------------------------------------------------
       125,000      CT H&EFA (Bridgeport Hospital)                   5.375          07/01/2019    07/01/2008 A         125,543
------------------------------------------------------------------------------------------------------------------------------
       770,000      CT H&EFA (Bridgeport Hospital)                   5.375          07/01/2025    07/01/2008 A         772,580

                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                   EFFECTIVE
       AMOUNT                                                      COUPON          MATURITY    MATURITY *                VALUE
------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$      55,000      CT H&EFA (Bridgeport Hospital)                  6.625%        07/01/2018    07/01/2008 A     $       55,274
------------------------------------------------------------------------------------------------------------------------------
      510,000      CT H&EFA (Bridgeport Hospital/Bridgeport
                   Hospital Foundation Obligated Group) 1          6.500         07/01/2012    07/01/2008 A            524,617
------------------------------------------------------------------------------------------------------------------------------
      185,000      CT H&EFA (DKH/CHHC/HNE
                   Obligated Group)                                5.375         07/01/2026    07/01/2008 A            185,629
------------------------------------------------------------------------------------------------------------------------------
       45,000      CT H&EFA (Loomis Chaffee)                       5.500         07/01/2026    07/01/2008 A             45,062
------------------------------------------------------------------------------------------------------------------------------
      320,000      CT H&EFA (New Britain General Hospital)         6.125         07/01/2014    07/01/2008 A            324,579
------------------------------------------------------------------------------------------------------------------------------
    1,265,000      CT H&EFA (New Britain General Hospital),
                   Series B 1                                      6.000         07/01/2024    07/01/2008 A          1,288,162
------------------------------------------------------------------------------------------------------------------------------
       20,000      CT H&EFA (New Horizons)                         5.875         11/01/2012    05/01/2008 A             20,053
------------------------------------------------------------------------------------------------------------------------------
       10,000      CT HFA                                          5.125         05/15/2021    11/15/2009 A             10,061
------------------------------------------------------------------------------------------------------------------------------
       30,000      CT HFA                                          5.200         11/15/2020    11/15/2009 A             30,087
------------------------------------------------------------------------------------------------------------------------------
       10,000      CT HFA                                          5.375         11/15/2018    05/15/2009 A             10,105
------------------------------------------------------------------------------------------------------------------------------
      130,000      CT HFA, Series C                                5.500         11/15/2035    04/13/2033 C            126,395
------------------------------------------------------------------------------------------------------------------------------
    1,560,000      CT Resource Recovery Authority
                   (Browning-Ferris Industries) 1                  6.450         11/15/2022    11/15/2022            1,559,797
------------------------------------------------------------------------------------------------------------------------------
      100,000      CT Special Obligation Parking
                   (Bradley International Airport
                   Parking Company)                                6.500         07/01/2018    03/09/2016 C             99,141
------------------------------------------------------------------------------------------------------------------------------
    1,215,000      CT Special Obligation Parking
                   (Bradley International Airport
                   Parking Company) 1                              6.600         07/01/2024    03/10/2022 C          1,185,208
------------------------------------------------------------------------------------------------------------------------------
      205,000      Eastern CT Res Rec (Wheelabrator Lisbon)        5.500         01/01/2014    01/01/2009 A            205,043
------------------------------------------------------------------------------------------------------------------------------
      225,000      Eastern CT Res Rec (Wheelabrator Lisbon)        5.500         01/01/2015    01/01/2009 A            225,018
------------------------------------------------------------------------------------------------------------------------------
    4,700,000      Eastern CT Res Rec (Wheelabrator Lisbon)        5.500         01/01/2020    03/07/2018 C          4,396,192
------------------------------------------------------------------------------------------------------------------------------
      600,000      Mashantucket, CT Western Pequot Tribe,
                   Series B                                        5.600         09/01/2009    09/01/2009              612,708
                                                                                                                --------------
                                                                                                                    48,154,715

------------------------------------------------------------------------------------------------------------------------------
DELAWARE--1.8%
       25,000      DE EDA (General Motors Corp.)                   5.600         04/01/2009    04/01/2009               24,683
------------------------------------------------------------------------------------------------------------------------------
      470,000      DE EDA (United Waterworks)                      6.200         06/01/2025    06/01/2008 A            476,965
------------------------------------------------------------------------------------------------------------------------------
       45,000      DE Hsg. Authority (Multifamily Mtg.)            6.950         07/01/2014    07/25/2010 C             47,862
------------------------------------------------------------------------------------------------------------------------------
       20,000      DE Hsg. Authority (Multifamily Mtg.)            7.375         01/01/2015    09/11/2011 C             19,314
------------------------------------------------------------------------------------------------------------------------------
    9,400,000      DE Hsg. Authority (Single Family Mtg.) 2        6.200         07/01/2037    08/04/2011 B          9,864,642
------------------------------------------------------------------------------------------------------------------------------
       30,000      DE Hsg. Authority (Single Family Mtg.)          5.450         01/01/2032    01/01/2009 B             30,631
------------------------------------------------------------------------------------------------------------------------------
       10,000      DE Hsg. Authority (Single Family Mtg.)          5.500         07/01/2013    07/01/2008 A             10,225
------------------------------------------------------------------------------------------------------------------------------
       20,000      DE Hsg. Authority (Single Family Mtg.)          5.550         07/01/2009    07/01/2009               20,448
------------------------------------------------------------------------------------------------------------------------------
   21,000,000      DE Hsg. Authority (Single Family Mtg.) 7        5.600         07/01/2039    04/07/2013 B         21,699,510
------------------------------------------------------------------------------------------------------------------------------
       10,000      DE Hsg. Authority (Single Family Mtg.)          6.050         07/01/2028    07/01/2009 A             10,273
------------------------------------------------------------------------------------------------------------------------------
       15,000      DE Hsg. Authority (Single Family Mtg.)          6.200         07/01/2037    08/04/2011 B             15,742
------------------------------------------------------------------------------------------------------------------------------
       10,000      Wilmington, DE GO                               6.200         10/01/2016    04/01/2008 A             10,080
                                                                                                                --------------
                                                                                                                    32,230,375

                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                     EFFECTIVE
       AMOUNT                                                        COUPON         MATURITY     MATURITY *               VALUE
-------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--2.0%
$     200,000      District of Columbia (James F. Oyster
                   Elementary School)                                6.450%       11/01/2034     11/16/2033 C   $       196,864
-------------------------------------------------------------------------------------------------------------------------------
      155,000      District of Columbia HFA (Single Family),
                   Series A                                          6.850        06/01/2031     06/28/2008 B           157,418
-------------------------------------------------------------------------------------------------------------------------------
       10,000      District of Columbia HFA (Single Family),
                   Series B                                          5.850        12/01/2018     06/01/2008 A            10,249
-------------------------------------------------------------------------------------------------------------------------------
       25,000      District of Columbia HFA (Single Family),
                   Series B                                          5.900        12/01/2028     06/01/2009 A            25,635
-------------------------------------------------------------------------------------------------------------------------------
   11,095,000      District of Columbia Tobacco Settlement
                   Financing Corp. 1                                 6.250        05/15/2024     11/15/2011 B        11,153,914
-------------------------------------------------------------------------------------------------------------------------------
   11,260,000      District of Columbia Tobacco Settlement
                   Financing Corp.                                   6.750        05/15/2040     05/15/2012 A        11,251,442
-------------------------------------------------------------------------------------------------------------------------------
  207,670,000      District of Columbia Tobacco Settlement
                   Financing Corp. (TASC)                            7.000 3      06/15/2046     06/13/2024 C        12,651,256
                                                                                                                ---------------
                                                                                                                     35,446,778

-------------------------------------------------------------------------------------------------------------------------------
FLORIDA--8.6%
    4,735,000      Arborwood, FL Community Devel. District
                   (Centex Homes)                                    5.250        05/01/2016     05/01/2016           4,201,555
-------------------------------------------------------------------------------------------------------------------------------
       15,000      Baker County, FL Hospital Authority               5.300        12/01/2023     11/04/2019 C            13,710
-------------------------------------------------------------------------------------------------------------------------------
       20,000      Bay County, FL Water System                       6.250        09/01/2014     09/01/2008 A            20,061
-------------------------------------------------------------------------------------------------------------------------------
    1,680,000      Bonnet Creek, FL Resort Community Devel.
                   District Special Assessment                       7.125        05/01/2012     01/10/2010 C         1,707,754
-------------------------------------------------------------------------------------------------------------------------------
    6,000,000      Brevard County, FL Health Facilities
                   Authority
                   (Holmes Regional Medical Center)                  5.600        10/01/2010     04/01/2008 A         6,013,860
-------------------------------------------------------------------------------------------------------------------------------
      200,000      Brevard County, FL Health Facilities Authority
                   (Holmes Regional Medical Center)                  5.625        10/01/2014     04/01/2008 A           200,468
-------------------------------------------------------------------------------------------------------------------------------
       10,000      Brevard County, FL Health Facilities Authority
                   (Wuesthoff Health Services)                       5.400        04/01/2013     04/01/2008 A            10,021
-------------------------------------------------------------------------------------------------------------------------------
       20,000      Brevard County, FL Health Facilities
                   Authority
                   (Wuesthoff Memorial Hospital)                     5.300        04/01/2011     04/01/2008 A            20,039
-------------------------------------------------------------------------------------------------------------------------------
       30,000      Brevard County, FL Industrial Devel.
                   (The Kroger Company)                              7.250        01/01/2009     07/01/2008 A            30,077
-------------------------------------------------------------------------------------------------------------------------------
    2,000,000      Broward County, FL Airport Facilities
                   (Learjet) 1                                       7.500        11/01/2020     11/01/2014 A         2,102,840
-------------------------------------------------------------------------------------------------------------------------------
       80,000      Broward County, FL Airport System                 5.125        10/01/2017     10/01/2008 A            80,915
-------------------------------------------------------------------------------------------------------------------------------
        5,000      Broward County, FL Airport System
                   (Passenger Facility)                              5.250        10/01/2014     10/01/2008 A             5,074
-------------------------------------------------------------------------------------------------------------------------------
       75,000      Broward County, FL Airport System
                   (Passenger Facility)                              5.250        10/01/2015     10/01/2008 A            76,063
-------------------------------------------------------------------------------------------------------------------------------
      440,000      Broward County, FL HFA                            5.400        10/01/2038     10/04/2010 B           395,630
-------------------------------------------------------------------------------------------------------------------------------
       70,000      Broward County, FL HFA (Bridgewater
                   Place Apartments)                                 5.500        04/01/2041     06/23/2038 C            66,534
-------------------------------------------------------------------------------------------------------------------------------
      365,000      Broward County, FL HFA
                   (Cross Keys Apartments)                           5.800        10/01/2033     08/20/2031 C           352,758

                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                   EFFECTIVE
         AMOUNT                                                       COUPON        MATURITY     MATURITY *            VALUE
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$       180,000       Broward County, FL HFA
                      (Pompano Oaks Apartments)                       6.100%      12/01/2038     06/01/2008 A    $   180,724
----------------------------------------------------------------------------------------------------------------------------
         55,000       Broward County, FL HFA
                      (Praxis of Deerfield Beach III)                 5.300       09/01/2023     07/21/2021 C         54,825
----------------------------------------------------------------------------------------------------------------------------
         90,000       Broward County, FL HFA
                      (Praxis of Deerfield Beach)                     5.350       03/01/2031     12/14/2027 C         86,549
----------------------------------------------------------------------------------------------------------------------------
         80,000       Broward County, FL HFA
                      (Stirling Apartments)                           5.650       10/01/2028     06/15/2024 C         80,037
----------------------------------------------------------------------------------------------------------------------------
         50,000       Broward County, FL HFA
                      (Venice Homes Apartments)                       5.650       01/01/2022     09/25/2019 C         49,731
----------------------------------------------------------------------------------------------------------------------------
         35,000       Broward County, FL Port Facilities              5.000       09/01/2027     12/28/2023 C         32,847
----------------------------------------------------------------------------------------------------------------------------
         80,000       Cape Coral, FL Health Facilities Authority
                      (Gulf Care)                                     6.000       10/01/2016     10/01/2008 A         80,219
----------------------------------------------------------------------------------------------------------------------------
         20,000       Clay County, FL HFA (Single Family Mtg.)        5.300       10/01/2029     07/31/2025 C         19,231
----------------------------------------------------------------------------------------------------------------------------
         30,000       Collier County, FL HFA
                      (Saxon Manor Isle Apartments)                   5.450       03/01/2030     10/31/2026 C         29,268
----------------------------------------------------------------------------------------------------------------------------
        380,000       Collier County, FL HFA
                      (Whistlers Green Apartments)                    5.400       12/01/2027     06/27/2024 C        362,661
----------------------------------------------------------------------------------------------------------------------------
        245,000       Collier County, FL HFA
                      (Whistlers Green Apartments)                    5.450       06/01/2039     08/10/2034 C        228,355
----------------------------------------------------------------------------------------------------------------------------
        775,000       Collier County, FL IDA (Allete)                 6.500       10/01/2025     07/01/2008 A        775,054
----------------------------------------------------------------------------------------------------------------------------
      1,900,000       Concorde Estates, FL Community
                      Devel. District                                 5.000       05/01/2011     11/01/2008 C      1,820,143
----------------------------------------------------------------------------------------------------------------------------
         10,000       Cypress Club, FL Special Recreational
                      District                                        7.100       09/01/2013     09/01/2008 A         10,040
----------------------------------------------------------------------------------------------------------------------------
        145,000       Dade County, FL GO (Seaport)                    5.125       10/01/2021     10/01/2008 A        146,018
----------------------------------------------------------------------------------------------------------------------------
        225,000       Dade County, FL GO (Seaport)                    5.450       10/01/2016     04/01/2008 A        227,727
----------------------------------------------------------------------------------------------------------------------------
        120,000       Dade County, FL GO (Seaport)                    5.500       10/01/2026     04/01/2009 A        120,805
----------------------------------------------------------------------------------------------------------------------------
      1,580,000       Dade County, FL GO (Seaport) 1                  5.750       10/01/2015     04/01/2008 A      1,583,918
----------------------------------------------------------------------------------------------------------------------------
         25,000       Dade County, FL HFA
                      (Golden Lakes Apartments)                       6.000       11/01/2032     09/14/2030 C         24,219
----------------------------------------------------------------------------------------------------------------------------
         20,000       Dade County, FL HFA
                      (New Horizons Associates)                       5.875       07/15/2024     01/15/2010 A         20,303
----------------------------------------------------------------------------------------------------------------------------
         60,000       Dade County, FL HFA
                      (Siesta Pointe Apartments)                      5.700       09/01/2022     09/01/2008 A         60,091
----------------------------------------------------------------------------------------------------------------------------
         75,000       Dade County, FL Res Rec                         5.500       10/01/2010     04/01/2008 A         75,902
----------------------------------------------------------------------------------------------------------------------------
        475,000       Dade County, FL Res Rec                         5.500       10/01/2013     04/01/2008 A        480,676
----------------------------------------------------------------------------------------------------------------------------
        100,000       Dade County, FL Seaport                         5.125       10/01/2016     04/01/2008 A        101,122
----------------------------------------------------------------------------------------------------------------------------
         50,000       Duval County, FL HFA (Single Family Mtg.)       5.300       04/01/2029     04/01/2010 A         50,421
----------------------------------------------------------------------------------------------------------------------------
        900,000       East Homestead, FL Community
                      Devel. District                                 5.000       05/01/2011     04/01/2008 C        854,010
----------------------------------------------------------------------------------------------------------------------------
         35,000       Edgewater, FL Water & Sewer                     5.500       10/01/2013     04/01/2008 A         35,077
----------------------------------------------------------------------------------------------------------------------------
        205,000       Edgewater, FL Water & Sewer                     5.500       10/01/2021     04/01/2008 A        205,310
----------------------------------------------------------------------------------------------------------------------------
      7,140,000       Escambia County, FL Health
                      Facilities Authority                            5.950       07/01/2020     07/01/2020        7,533,842

                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                       EFFECTIVE
      AMOUNT                                                       COUPON          MATURITY       MATURITY *             VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    115,000      Escambia County, FL Health
                  Facilities Authority (Baptist Manor)             5.125%        10/01/2019       10/01/2010 A   $     114,852
------------------------------------------------------------------------------------------------------------------------------
      10,000      Escambia County, FL HFA (Single Family Mtg.)     5.500         10/01/2031       02/24/2028 C           9,806
------------------------------------------------------------------------------------------------------------------------------
       5,000      Escambia County, FL School Board COP             5.500         02/01/2016       08/01/2008 A           5,011
------------------------------------------------------------------------------------------------------------------------------
   1,370,000      Fiddlers Creek, FL Community Devel. District     5.800         05/01/2021       05/01/2021         1,270,442
------------------------------------------------------------------------------------------------------------------------------
   1,015,000      Fiddlers Creek, FL Community Devel. District     5.875         05/01/2021       10/12/2015 C         998,587
------------------------------------------------------------------------------------------------------------------------------
      95,000      FL Agriculture & Mechanical University
                  (Student Apartment Facility)                     5.625         07/01/2021       07/01/2008 A          95,154
------------------------------------------------------------------------------------------------------------------------------
     150,000      FL Agriculture & Mechanical University
                  (Student Apartment Facility)                     5.625         07/01/2025       07/01/2008 A         150,171
------------------------------------------------------------------------------------------------------------------------------
      25,000      FL Agriculture & Mechanical University
                  (Student Apartment Facility)                     6.500         07/01/2023       07/01/2008 A          25,333
------------------------------------------------------------------------------------------------------------------------------
     255,000      FL Capital Projects Finance Authority
                  (Peerless Group)                                 7.500         08/01/2019       12/06/2014 C         245,976
------------------------------------------------------------------------------------------------------------------------------
      20,000      FL Correctional Private Commission
                  (350 Bed Youthful) COP                           5.000         08/01/2017       08/01/2008 A          20,033
------------------------------------------------------------------------------------------------------------------------------
     100,000      FL Division of Bond Finance
                  (Dept. of Environmental Protection)              5.375         07/01/2011       07/01/2008 A         100,236
------------------------------------------------------------------------------------------------------------------------------
   2,760,000      FL Gateway Services Community
                  Devel. District                                  5.500         05/01/2010       11/01/2008 C       2,708,167
------------------------------------------------------------------------------------------------------------------------------
      20,000      FL GO (Jefferson County Road)                    5.900         05/01/2010       05/01/2008 A          20,059
------------------------------------------------------------------------------------------------------------------------------
     150,000      FL HFA                                           6.300         09/01/2036       09/01/2008 A         150,233
------------------------------------------------------------------------------------------------------------------------------
      25,000      FL HFA                                           6.350         07/01/2028       01/01/2009 A          25,353
------------------------------------------------------------------------------------------------------------------------------
      90,000      FL HFA                                           6.350         07/01/2028       07/01/2008 A          94,480
------------------------------------------------------------------------------------------------------------------------------
      15,000      FL HFA (Brittany of Rosemont)                    6.050         07/01/2015       07/01/2008 A          15,013
------------------------------------------------------------------------------------------------------------------------------
      20,000      FL HFA (Grand Court Apartments)                  5.300         08/15/2031       07/03/2029 C          19,097
------------------------------------------------------------------------------------------------------------------------------
      20,000      FL HFA (Holly Cove Apartments)                   6.050         10/01/2015       04/01/2008 A          20,015
------------------------------------------------------------------------------------------------------------------------------
     285,000      FL HFA (Holly Cove Apartments)                   6.250         10/01/2035       04/01/2008 A         285,060
------------------------------------------------------------------------------------------------------------------------------
      60,000      FL HFA (Homeowner Mtg.)                          5.900         07/01/2029       07/01/2009 A          61,499
------------------------------------------------------------------------------------------------------------------------------
      80,000      FL HFA (Hsg. Partners of Gainesville)            5.600         07/01/2027       06/22/2024 C          78,242
------------------------------------------------------------------------------------------------------------------------------
      60,000      FL HFA (Landings at Sea Forest)                  5.850         12/01/2018       12/01/2008 A          60,266
------------------------------------------------------------------------------------------------------------------------------
     100,000      FL HFA (Landings at Sea Forest)                  6.050         12/01/2036       12/01/2008 A         100,100
------------------------------------------------------------------------------------------------------------------------------
      25,000      FL HFA (Landings Boot Ranch)                     5.875         11/01/2015       05/01/2008 A          25,020
------------------------------------------------------------------------------------------------------------------------------
      30,000      FL HFA (Landings Boot Ranch)                     6.000         11/01/2025       05/01/2008 A          30,011
------------------------------------------------------------------------------------------------------------------------------
     245,000      FL HFA (Landings Boot Ranch)                     6.100         11/01/2035       05/01/2008 A         248,714
------------------------------------------------------------------------------------------------------------------------------
     150,000      FL HFA (Leigh Meadows Apartments)                6.100         09/01/2016       09/01/2008 A         150,747
------------------------------------------------------------------------------------------------------------------------------
      30,000      FL HFA (Mar Lago Village Apartments)             5.900         12/01/2027       12/01/2008 A          30,402
------------------------------------------------------------------------------------------------------------------------------
      50,000      FL HFA (Mar Lago Village Apartments)             6.000         06/01/2039       12/01/2009 A          50,152
------------------------------------------------------------------------------------------------------------------------------
      90,000      FL HFA (Mar Lago Village Associates)             6.000         06/01/2039       12/01/2009 A          90,033
------------------------------------------------------------------------------------------------------------------------------
     190,000      FL HFA (Reserve at Kanpaha)                      5.500         07/01/2020       07/01/2008 A         194,419
------------------------------------------------------------------------------------------------------------------------------
      60,000      FL HFA (Reserve at North Shore)                  5.500         11/01/2020       05/01/2009 A          60,218
------------------------------------------------------------------------------------------------------------------------------
      25,000      FL HFA (Reserve at North Shore)                  5.600         11/01/2027       10/21/2024 C          24,447

                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                EFFECTIVE
       AMOUNT                                                    COUPON         MATURITY    MATURITY *             VALUE
------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$       5,000      FL HFA (Riverfront Apartments)                6.100%       04/01/2017    04/01/2008 A   $       5,054
------------------------------------------------------------------------------------------------------------------------
       80,000      FL HFA (Riverfront Apartments)                6.200        04/01/2027    04/01/2009 A          80,468
------------------------------------------------------------------------------------------------------------------------
       70,000      FL HFA (Sarah's Place Apartments)             5.250        05/01/2022    01/29/2019 C          69,810
------------------------------------------------------------------------------------------------------------------------
       15,000      FL HFA (Sarah's Place Apartments)             5.400        11/01/2032    12/02/2030 C          14,332
------------------------------------------------------------------------------------------------------------------------
       25,000      FL HFA (Spinnaker Cove Apartments)            6.375        07/01/2026    07/01/2008 A          25,041
------------------------------------------------------------------------------------------------------------------------
        5,000      FL HFA (Stoddert Arms Apartments)             5.900        09/01/2010    09/01/2008 A           5,040
------------------------------------------------------------------------------------------------------------------------
       75,000      FL HFA (Stoddert Arms Apartments)             6.300        09/01/2036    09/01/2008 A          75,162
------------------------------------------------------------------------------------------------------------------------
       50,000      FL HFA (Turtle Creek Apartments)              6.200        05/01/2036    05/01/2008 A          50,007
------------------------------------------------------------------------------------------------------------------------
       65,000      FL HFA (Villas of Capri)                      6.100        04/01/2017    10/01/2008 A          65,388
------------------------------------------------------------------------------------------------------------------------
       70,000      FL HFA (Wentworth Apartments)                 5.300        05/01/2039    05/31/2037 C          65,747
------------------------------------------------------------------------------------------------------------------------
       50,000      FL HFA (Wentworth Apartments)                 5.375        11/01/2029    09/10/2027 C          48,199
------------------------------------------------------------------------------------------------------------------------
       30,000      FL HFA (Wentworth Apartments)                 5.400        04/01/2032    05/02/2030 C          28,680
------------------------------------------------------------------------------------------------------------------------
       20,000      FL HFA (Wentworth Apartments)                 5.400        11/01/2034    11/01/2034            19,057
------------------------------------------------------------------------------------------------------------------------
       50,000      FL HFA (Westlake Apartments)                  5.300        09/01/2031    07/22/2029 C          47,741
------------------------------------------------------------------------------------------------------------------------
       75,000      FL HFA (Willow Lake Apartments)               5.400        01/01/2032    02/01/2030 C          71,709
------------------------------------------------------------------------------------------------------------------------
       25,000      FL HFA (Windchase Apartments)                 5.750        12/01/2017    06/01/2009 A          25,234
------------------------------------------------------------------------------------------------------------------------
       95,000      FL HFA (Windchase Apartments)                 6.000        06/01/2039    06/01/2009 A          95,044
------------------------------------------------------------------------------------------------------------------------
       15,000      FL HFA (Windchase Apartments)                 6.000        06/01/2039    06/01/2009 A          15,004
------------------------------------------------------------------------------------------------------------------------
       75,000      FL HFA (Windchase Apartments), Series C       5.900        12/01/2027    06/01/2009 A          75,101
------------------------------------------------------------------------------------------------------------------------
    1,040,000      FL HFA (Woodbridge Apartments)                6.050        12/01/2016    12/01/2008 A       1,046,989
------------------------------------------------------------------------------------------------------------------------
    1,750,000      FL HFA (Woodbridge Apartments)                6.150        12/01/2026    12/01/2008 A       1,757,980
------------------------------------------------------------------------------------------------------------------------
    3,500,000      FL HFA (Woodbridge Apartments)                6.250        06/01/2036    12/01/2008 A       3,515,470
------------------------------------------------------------------------------------------------------------------------
      195,000      FL HFA (Worthington Apartments)               6.050        12/01/2025    06/01/2008 A         195,053
------------------------------------------------------------------------------------------------------------------------
       90,000      FL HFA (Worthington Apartments)               6.200        12/01/2035    06/01/2008 A          90,026
------------------------------------------------------------------------------------------------------------------------
      220,000      FL HFA (Worthwhile Devel. Ltd./Riverfront
                   Apartments)                                   6.250        04/01/2037    04/01/2009 A         221,076
------------------------------------------------------------------------------------------------------------------------
       40,000      FL HFA, Series 3                              6.200        07/01/2016    01/01/2009 A          40,322
------------------------------------------------------------------------------------------------------------------------
       35,000      FL HFA, Series 3                              6.300        07/01/2024    07/01/2008 A          36,795
------------------------------------------------------------------------------------------------------------------------
       25,000      FL HFA, Series A                              6.400        06/01/2024    06/01/2008 A          25,776
------------------------------------------------------------------------------------------------------------------------
      930,000      FL HFC                                        5.484 3      07/01/2030    01/01/2011 A         277,586
------------------------------------------------------------------------------------------------------------------------
   19,710,000      FL HFC 7                                      5.750        01/01/2037    07/04/2012 B      20,130,217
------------------------------------------------------------------------------------------------------------------------
       20,000      FL HFC                                        5.900        07/01/2021    07/01/2009 A          20,249
------------------------------------------------------------------------------------------------------------------------
       10,000      FL HFC                                        5.950        01/01/2032    01/01/2010 A          10,058
------------------------------------------------------------------------------------------------------------------------
       15,000      FL HFC (Andrews Place Apartments)             5.000        11/01/2033    09/17/2031 C          13,707
------------------------------------------------------------------------------------------------------------------------
      180,000      FL HFC (Ashton Lake Apartments)               5.700        07/01/2033    01/01/2011 A         180,209
------------------------------------------------------------------------------------------------------------------------
       70,000      FL HFC (Ashton Lake Apartments)               5.875        01/01/2041    01/01/2011 A          70,089
------------------------------------------------------------------------------------------------------------------------
      430,000      FL HFC (Bernwood Trace Associates)            5.832 3      12/01/2029    09/02/2024 C         116,229
------------------------------------------------------------------------------------------------------------------------
       50,000      FL HFC (Deer Meadows Apartments)              5.800        11/01/2019    11/01/2011 A          50,964
------------------------------------------------------------------------------------------------------------------------
       20,000      FL HFC (Grande Court Apartments)              5.375        02/15/2035    09/09/2033 C          19,110
------------------------------------------------------------------------------------------------------------------------
       15,000      FL HFC (Hampton Court Apartments)             5.600        03/01/2032    05/16/2029 C          14,618
------------------------------------------------------------------------------------------------------------------------
      100,000      FL HFC (Holly Cove Apartments)                6.150        10/01/2025    10/01/2008 A         100,035

                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE
       AMOUNT                                                    COUPON             MATURITY       MATURITY *              VALUE
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      70,000      FL HFC (Homeowner Mtg.)                       5.350%           01/01/2021       01/01/2009 B   $       70,057
--------------------------------------------------------------------------------------------------------------------------------
       30,000      FL HFC (Homeowner Mtg.)                       5.500            07/01/2012       07/01/2009 A           30,653
--------------------------------------------------------------------------------------------------------------------------------
      190,000      FL HFC (Homeowner Mtg.)                       5.580 3          01/01/2029       06/01/2009 A           60,741
--------------------------------------------------------------------------------------------------------------------------------
       30,000      FL HFC (Homeowner Mtg.)                       5.750            07/01/2017       07/01/2009 A           30,374
--------------------------------------------------------------------------------------------------------------------------------
    9,730,000      FL HFC (Homeowner Mtg.) 1                     5.750            01/01/2037       08/01/2011 B       10,193,245
--------------------------------------------------------------------------------------------------------------------------------
       45,000      FL HFC (Hunters Ridge-Deerwood)               5.300            12/01/2028       08/11/2024 C           42,472
--------------------------------------------------------------------------------------------------------------------------------
      120,000      FL HFC (Logan Heights Apartments)             5.850            10/01/2033       03/04/2031 C          120,037
--------------------------------------------------------------------------------------------------------------------------------
      120,000      FL HFC (Logan Heights Apartments)             6.000            10/01/2039       10/01/2009 A          127,094
--------------------------------------------------------------------------------------------------------------------------------
       20,000      FL HFC (Logan's Pointe Apartments)            5.900            12/01/2019       12/01/2009 A           20,533
--------------------------------------------------------------------------------------------------------------------------------
       25,000      FL HFC (Marina Bay Apartments)                5.750            08/01/2033       12/03/2031 C           24,866
--------------------------------------------------------------------------------------------------------------------------------
      125,000      FL HFC (Peacock Run Apartments)               5.400            08/01/2042       08/01/2039 C          117,228
--------------------------------------------------------------------------------------------------------------------------------
      350,000      FL HFC (Raceway Pointe Apartments)            5.950            09/01/2032       09/01/2011 A          351,757
--------------------------------------------------------------------------------------------------------------------------------
      110,000      FL HFC (Raceway Pointe Partners)              5.750            09/01/2027       09/01/2011 A          110,466
--------------------------------------------------------------------------------------------------------------------------------
    5,775,000      FL HFC (Raintree Apartments)                  6.050            03/01/2042       09/01/2010 A        5,943,746
--------------------------------------------------------------------------------------------------------------------------------
       20,000      FL HFC (Riley Chase Apartments)               5.600            10/01/2016       10/01/2009 A           20,498
--------------------------------------------------------------------------------------------------------------------------------
      155,000      FL HFC (Riley Chase Apartments)               6.000            10/01/2039       10/01/2011 A          155,969
--------------------------------------------------------------------------------------------------------------------------------
       15,000      FL HFC (River Trace Senior Apartments)        5.700            07/01/2035       12/02/2032 C           14,774
--------------------------------------------------------------------------------------------------------------------------------
       20,000      FL HFC (Seminole Ridge Apartments)            6.000            10/01/2029       10/01/2011 C           20,264
--------------------------------------------------------------------------------------------------------------------------------
      100,000      FL HFC (Spring Harbor Apartments)             5.900            08/01/2039       04/25/2035 C           99,031
--------------------------------------------------------------------------------------------------------------------------------
       20,000      FL HFC (Waterbridge Apartments)               5.125            08/01/2027       05/04/2027 C           18,824
--------------------------------------------------------------------------------------------------------------------------------
       45,000      FL HFC (Waverly Apartments)                   6.200            07/01/2035       07/01/2012 A           45,919
--------------------------------------------------------------------------------------------------------------------------------
      295,000      FL HFC (Westwood Apartments)                  5.450            02/01/2041       09/10/2032 C          279,690
--------------------------------------------------------------------------------------------------------------------------------
       40,000      FL HFC (Winterlakes Sanctuary), Series H-1    6.000            09/01/2032       09/01/2011 A           40,328
--------------------------------------------------------------------------------------------------------------------------------
      180,000      FL HFC (Woodridge Apartments)                 5.850            10/01/2033       01/29/2032 C          179,527
--------------------------------------------------------------------------------------------------------------------------------
       15,000      FL HFC (Woodridge Apartments)                 6.000            10/01/2039       10/01/2011 A           15,094
--------------------------------------------------------------------------------------------------------------------------------
       95,000      FL Ports Financing Commission                 5.125            06/01/2011       06/01/2009 A           96,510
--------------------------------------------------------------------------------------------------------------------------------
      130,000      FL Ports Financing Commission                 5.375            06/01/2027       08/26/2022 C          127,777
--------------------------------------------------------------------------------------------------------------------------------
      375,000      FL Ports Financing Commission                 5.500            10/01/2023       10/01/2009 A          376,301
--------------------------------------------------------------------------------------------------------------------------------
       35,000      FL Ports Financing Commission                 5.500            10/01/2029       05/30/2027 C           34,223
--------------------------------------------------------------------------------------------------------------------------------
       45,000      FL State Board of Education GO                5.750            06/01/2022       06/01/2010 A           47,317
--------------------------------------------------------------------------------------------------------------------------------
       25,000      FL State Division of Bond Finance
                   (Dept. of Environmental Protection)           5.375            07/01/2010       07/01/2008 A           25,059
--------------------------------------------------------------------------------------------------------------------------------
       60,000      Greater Orlando, FL Aviation Authority        5.250            10/01/2032       04/04/2028 C           56,837
--------------------------------------------------------------------------------------------------------------------------------
      600,000      Gulf Breeze, FL GO                            6.050            12/01/2015       12/01/2008 A          604,668
--------------------------------------------------------------------------------------------------------------------------------
      105,000      Halifax, FL Hospital Medical Center           5.200            04/01/2018       11/24/2015 C           99,773
--------------------------------------------------------------------------------------------------------------------------------
        5,000      Highlands County, FL Health
                   Facilities Authority (AHS-GA/AHS-Sunbelt/
                   CV/OCC/Fletcher/FH-Waterman Obligated
                   Group)                                        5.250            11/15/2020       11/15/2008 A            5,158
--------------------------------------------------------------------------------------------------------------------------------
    1,305,000      Highlands, FL Community Devel. District       5.000            05/01/2011       05/01/2008 C        1,230,380
--------------------------------------------------------------------------------------------------------------------------------
    2,000,000      Hillsborough County, FL IDA
                   (National Gypsum Company)                     7.125            04/01/2030       04/01/2030          1,985,520

                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                 EFFECTIVE
        AMOUNT                                                       COUPON      MATURITY     MATURITY *            VALUE
-------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    1,000,000        Hillsborough County, FL IDA
                      (University Community Hospital) 1              5.625%    08/15/2023     03/10/2022 C   $    968,460
-------------------------------------------------------------------------------------------------------------------------
        20,000        Hillsborough County, FL School Board
                      COP (Master Lease Program)                     5.250     07/01/2022     07/01/2008 A         20,257
-------------------------------------------------------------------------------------------------------------------------
        30,000        Indian River County, FL Hospital District
                      (IRMH/IRHS/HSIR Obligated Group)               5.700     10/01/2015     04/01/2008 A         30,374
-------------------------------------------------------------------------------------------------------------------------
        50,000        Jacksonville, FL Capital Improvement
                      (Gator Bowl)                                   5.250     10/01/2025     10/01/2008 A         50,265
-------------------------------------------------------------------------------------------------------------------------
     1,000,000        Jacksonville, FL EDC
                      (Met Packaging Solutions) 1                    5.500     10/01/2030     05/28/2028 C        894,000
-------------------------------------------------------------------------------------------------------------------------
     5,555,000        Jacksonville, FL EDC
                      (Met Packaging Solutions) 1                    5.875     06/01/2025     05/19/2021 C      5,339,855
-------------------------------------------------------------------------------------------------------------------------
     2,910,000        Jacksonville, FL EDC
                      (Met Packaging Solutions) 1                    5.875     06/01/2031     01/29/2029 C      2,728,125
-------------------------------------------------------------------------------------------------------------------------
        10,000        Jacksonville, FL Excise Taxes                  5.000     10/01/2016     04/01/2008 A         10,017
-------------------------------------------------------------------------------------------------------------------------
        10,000        Jacksonville, FL Hsg. (Windermere Manor)       5.875     03/20/2028     09/20/2008 A         10,131
-------------------------------------------------------------------------------------------------------------------------
        70,000        Jacksonville, FL Port Authority                5.625     11/01/2026     11/01/2010 A         70,254
-------------------------------------------------------------------------------------------------------------------------
        20,000        Jacksonville, FL Port Authority                5.700     11/01/2021     11/01/2010 A         20,251
-------------------------------------------------------------------------------------------------------------------------
         5,000        Jacksonville, FL Sales Tax
                      (River City Renaissance)                       5.125     10/01/2018     04/01/2008 A          5,004
-------------------------------------------------------------------------------------------------------------------------
       990,000        Jacksonville, FL Water and Sewage
                      (United Waterworks)                            6.350     08/01/2025     08/01/2008 A        990,604
-------------------------------------------------------------------------------------------------------------------------
        50,000        Lakeland, FL Hospital System
                      (Lakeland Regional Medical Center)             5.250     11/15/2016     11/15/2008 A         50,276
-------------------------------------------------------------------------------------------------------------------------
        40,000        Lakeland, FL Hospital System
                      (Lakeland Regional Medical Center)             5.250     11/15/2025     11/15/2008 A         40,188
-------------------------------------------------------------------------------------------------------------------------
        25,000        Lakeland, FL Light & Water                     5.750     10/01/2019     04/01/2008 A         27,254
-------------------------------------------------------------------------------------------------------------------------
    14,950,000        Lee County, FL Airport 2                       6.000     10/01/2032     10/01/2010 A     15,157,719
-------------------------------------------------------------------------------------------------------------------------
        65,000        Lee County, FL Airport                         6.000     10/01/2029     10/01/2010 A         66,008
-------------------------------------------------------------------------------------------------------------------------
        30,000        Lee County, FL COP (Master Lease)              5.125     10/01/2012     04/01/2008 A         30,053
-------------------------------------------------------------------------------------------------------------------------
       205,000        Lee County, FL HFA (Single Family Mtg.)        6.450     03/01/2031     03/01/2017 B        211,642
-------------------------------------------------------------------------------------------------------------------------
       530,000        Lee County, FL HFA (Single Family Mtg.)        7.100     03/01/2034     09/01/2008 B        548,327
-------------------------------------------------------------------------------------------------------------------------
        15,000        Lee County, FL Passenger Facility Charge       5.000     10/01/2011     04/01/2008 A         15,015
-------------------------------------------------------------------------------------------------------------------------
        50,000        Lee County, FL Passenger Facility Charge       5.000     10/01/2013     04/01/2008 A         50,036
-------------------------------------------------------------------------------------------------------------------------
       450,000        Lee County, FL Passenger Facility Charge       5.000     10/01/2018     04/01/2008 A        450,045
-------------------------------------------------------------------------------------------------------------------------
        90,000        Macclenny, FL Capital Improvement              5.500     01/01/2026     07/01/2008 A         90,094
-------------------------------------------------------------------------------------------------------------------------
     1,670,000        Manatee County, FL HFA (Single Family Mtg.)    5.400     03/01/2035     08/15/2008 B      1,725,578
-------------------------------------------------------------------------------------------------------------------------
        20,000        Manatee County, FL HFA (Single Family Mtg.)    5.500     03/01/2035     09/01/2015 C         20,736
-------------------------------------------------------------------------------------------------------------------------
         5,000        Manatee County, FL HFA, Series A               9.125     06/01/2016     11/01/2008 A          5,017
-------------------------------------------------------------------------------------------------------------------------
        35,000        Manatee County, FL Port Authority              5.250     10/01/2009     04/01/2008 A         35,069
-------------------------------------------------------------------------------------------------------------------------
        25,000        Manatee County, FL Port Authority              5.400     10/01/2013     04/01/2008 A         25,047
-------------------------------------------------------------------------------------------------------------------------
        35,000        Martin County, FL Health Facilities
                      Authority (Martin Memorial Medical Center)     5.250     11/15/2020     05/15/2008 A         35,735

                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE
       AMOUNT                                                      COUPON         MATURITY      MATURITY *             VALUE
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$  10,125,000      Martin County, FL IDA
                   (Indiantown Cogeneration)                       7.875%       12/15/2025       06/15/2008 A   $ 10,146,263
----------------------------------------------------------------------------------------------------------------------------
       65,000      Miami, FL Community Redevel.
                   (Southeast Overtown/Park West)                  8.500        10/01/2015       04/01/2008 A         65,205
----------------------------------------------------------------------------------------------------------------------------
       25,000      Miami-Dade County, FL Aviation                  5.250        10/01/2015       10/01/2008 A         25,354
----------------------------------------------------------------------------------------------------------------------------
       50,000      Miami-Dade County, FL Aviation                  5.250        10/01/2017       10/01/2008 A         50,629
----------------------------------------------------------------------------------------------------------------------------
      200,000      Miami-Dade County, FL Aviation                  5.375        10/01/2032       11/08/2030 C        190,462
----------------------------------------------------------------------------------------------------------------------------
       15,000      Miami-Dade County, FL Aviation
                   (Miami International Airport)                   5.250        10/01/2022       10/01/2022           14,820
----------------------------------------------------------------------------------------------------------------------------
      100,000      Miami-Dade County, FL Aviation
                   (Miami International Airport)                   6.000        10/01/2029       10/01/2012 A        100,940
----------------------------------------------------------------------------------------------------------------------------
       15,000      Miami-Dade County, FL HFA
                   (Country Club Villas Apartments)                6.000        10/01/2015       04/01/2011 A         15,408
----------------------------------------------------------------------------------------------------------------------------
       20,000      Miami-Dade County, FL HFA
                   (Country Club Villas Apartments)                6.100        10/01/2029       04/01/2011 A         20,169
----------------------------------------------------------------------------------------------------------------------------
    1,440,000      Miami-Dade County, FL HFA
                   (Homeownership Mtg.)                            5.450        10/01/2038       11/08/2013 B      1,294,301
----------------------------------------------------------------------------------------------------------------------------
      100,000      Miami-Dade County, FL HFA
                   (Sunset Bay Apartments)                         6.050        01/01/2041       01/01/2013 A        100,973
----------------------------------------------------------------------------------------------------------------------------
       20,000      Miami-Dade County, FL Special Obligation,
                   Series B                                        5.426 3      10/01/2031       04/01/2016 A          5,400
----------------------------------------------------------------------------------------------------------------------------
       20,000      Mount Dora, FL Water & Sewer                    5.000        10/01/2023       10/01/2008 A         20,321
----------------------------------------------------------------------------------------------------------------------------
       50,000      Naples, FL Hospital Revenue
                   (Naples Community Hospital)                     5.375        10/01/2011       10/01/2008 A         50,103
----------------------------------------------------------------------------------------------------------------------------
      100,000      Naples, FL Hospital Revenue
                   (Naples Community Hospital)                     5.500        10/01/2026       04/01/2009 A        100,661
----------------------------------------------------------------------------------------------------------------------------
       30,000      North Palm Beach Heights, FL Water
                   Control District, Series A                      6.500        10/01/2012       04/01/2008 A         30,098
----------------------------------------------------------------------------------------------------------------------------
      875,000      North Tampa, FL HDC
                   (Century Oaks Apartmets)                        6.900        01/01/2024       07/01/2008 A        884,450
----------------------------------------------------------------------------------------------------------------------------
       25,000      Oakland Park, FL Utilities System               5.250        09/01/2014       09/01/2008 A         25,050
----------------------------------------------------------------------------------------------------------------------------
      345,000      Oakland, FL Charter School                      6.950        12/01/2015       05/01/2011 C        361,546
----------------------------------------------------------------------------------------------------------------------------
        5,000      Oceanside, FL HDC
                   (FHA Insured Mtg-Section 8)                     6.800        02/01/2011       08/01/2008 A          5,011
----------------------------------------------------------------------------------------------------------------------------
       20,000      Ocoee, FL Water & Sewer System                  5.375        10/01/2016       04/01/2008 A         20,240
----------------------------------------------------------------------------------------------------------------------------
       25,000      Okaloosa County, FL Airport                     5.500        10/01/2023       09/08/2019 C         23,403
----------------------------------------------------------------------------------------------------------------------------
    2,015,000      Okaloosa County, FL Airport 1                   6.000        10/01/2030       12/16/2027 C      1,904,699
----------------------------------------------------------------------------------------------------------------------------
       55,000      Orange County, FL HFA                           5.150        03/01/2022       09/01/2009 A         56,355
----------------------------------------------------------------------------------------------------------------------------
    1,620,000      Orange County, FL HFA                           5.650        09/01/2034       12/01/2008 B      1,645,483
----------------------------------------------------------------------------------------------------------------------------
       15,000      Orange County, FL HFA                           5.700        09/01/2026       09/01/2010 A         15,037
----------------------------------------------------------------------------------------------------------------------------
       15,000      Orange County, FL HFA                           5.750        03/01/2030       09/02/2010 A         15,542
----------------------------------------------------------------------------------------------------------------------------
       20,000      Orange County, FL HFA                           5.800        09/01/2017       09/01/2009 A         20,240
----------------------------------------------------------------------------------------------------------------------------
       25,000      Orange County, FL HFA (Homeowner)               5.000        09/01/2017       03/28/2008 B         25,322

                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE
     AMOUNT                                                       COUPON        MATURITY       MATURITY *             VALUE
---------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    25,000       Orange County, FL HFA (Homeowner)               5.450%      09/01/2022       03/01/2012 A   $      25,245
---------------------------------------------------------------------------------------------------------------------------
     35,000       Orange County, FL HFA (Homeowner)               5.500       09/01/2027       03/01/2012 A          35,350
---------------------------------------------------------------------------------------------------------------------------
     40,000       Orange County, FL HFA (Loma Vista)              5.400       09/01/2019       03/01/2011 A          40,406
---------------------------------------------------------------------------------------------------------------------------
    120,000       Orange County, FL HFA (Loma Vista)              5.500       03/01/2032       05/25/2029 C         115,518
---------------------------------------------------------------------------------------------------------------------------
    620,000       Orange County, FL HFA (Seminole Pointe)         5.650       12/01/2017       06/01/2011 A         626,684
---------------------------------------------------------------------------------------------------------------------------
     25,000       Orange County, FL HFA (Single Family Mtg.)      5.875       03/01/2028       09/01/2009 A          25,319
---------------------------------------------------------------------------------------------------------------------------
     60,000       Orange County, FL HFA (Single Family Mtg.)      5.950       03/01/2028       03/01/2009 A          60,205
---------------------------------------------------------------------------------------------------------------------------
    150,000       Orange County, FL HFA (Single Family Mtg.)      6.200       10/01/2016       04/01/2008 A         150,128
---------------------------------------------------------------------------------------------------------------------------
     10,000       Orange County, FL HFA (Single Family Mtg.)      6.300       04/01/2028       04/01/2008 A          10,004
---------------------------------------------------------------------------------------------------------------------------
      5,000       Orange County, FL HFA (Single Family Mtg.)      6.600       04/01/2028       04/01/2008 A           5,043
---------------------------------------------------------------------------------------------------------------------------
     50,000       Orlando, FL Capital Improvement                 5.000       10/01/2013       04/01/2008 A          50,123
---------------------------------------------------------------------------------------------------------------------------
     35,000       Osceola County, FL HFA
                  (Tierra Vista Apartments)                       5.800       12/01/2029       06/01/2008 A          35,001
---------------------------------------------------------------------------------------------------------------------------
     45,000       Pace, FL Property Finance Authority             5.375       09/01/2020       09/01/2008 A          45,959
---------------------------------------------------------------------------------------------------------------------------
    120,000       Palm Beach County, FL Health Facilities
                  Authority (ACTS Retirement/Life
                  Communities)                                    5.125       11/15/2029       10/17/2029 C         102,208
---------------------------------------------------------------------------------------------------------------------------
     85,000       Palm Beach County, FL Health Facilities
                  Authority (Jupiter Medical Center)              5.250       08/01/2013       08/01/2008 A          85,169
---------------------------------------------------------------------------------------------------------------------------
    100,000       Palm Beach County, FL Health Facilities
                  Authority (Jupiter Medical Center)              5.250       08/01/2018       08/01/2008 A         100,120
---------------------------------------------------------------------------------------------------------------------------
    210,000       Palm Beach County, FL Health Facilities
                  Authority (Jupiter Medical Center)              5.250       08/01/2023       08/01/2008 A         210,221
---------------------------------------------------------------------------------------------------------------------------
     25,000       Palm Beach County, FL Health Facilities
                  Authority (Life Care Retirement
                  Communities)                                    5.500       10/01/2011       04/01/2008 A          25,517
---------------------------------------------------------------------------------------------------------------------------
     50,000       Palm Beach County, FL HFA
                  (Chelsea Commons Apartments)                    5.600       12/01/2012       06/01/2008 A          50,056
---------------------------------------------------------------------------------------------------------------------------
     35,000       Palm Beach County, FL HFA
                  (Chelsea Commons Apartments)                    5.800       12/01/2017       06/01/2008 A          35,061
---------------------------------------------------------------------------------------------------------------------------
    350,000       Palm Beach County, FL HFA
                  (Chelsea Commons Apartments)                    5.850       12/01/2022       06/01/2008 A         350,070
---------------------------------------------------------------------------------------------------------------------------
     35,000       Palm Beach County, FL HFA
                  (Chelsea Commons)                               5.900       06/01/2029       06/01/2008 A          35,023
---------------------------------------------------------------------------------------------------------------------------
     55,000       Palm Beach County, FL HFA
                  (Golden Lake Hsg. Assoc.)                       6.100       08/01/2029       08/01/2008 A          55,017
---------------------------------------------------------------------------------------------------------------------------
    130,000       Palm Beach County, FL HFA
                  (Pinnacle Palms Apartments)                     5.650       07/01/2031       06/01/2011 A         130,255
---------------------------------------------------------------------------------------------------------------------------
    850,000       Palm Beach County, FL HFA
                  (Windsor Park Apartments)                       5.850       12/01/2033       12/16/2027 C         800,530
---------------------------------------------------------------------------------------------------------------------------
     35,000       Palm Beach County, FL Industrial Devel.
                  (Regents Park Boca Raton)                       5.700       02/01/2024       08/01/2008 A          35,052
---------------------------------------------------------------------------------------------------------------------------
  1,100,000       Palm Glades, FL Community Devel. District       4.850       05/01/2011       05/01/2008 C       1,034,968
---------------------------------------------------------------------------------------------------------------------------
    545,000       Pasco County, FL HFA (Pasco Woods)              5.800       08/01/2029       02/01/2011 A         547,589

                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                                        EFFECTIVE
     AMOUNT                                                            COUPON      MATURITY       MATURITY *               VALUE
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    45,000           Pasco County, FL Solid Waste Disposal
                      & Res Rec                                        5.250%    04/01/2009       04/01/2008 A    $       45,053
--------------------------------------------------------------------------------------------------------------------------------
     25,000           Pasco County, FL Solid Waste Disposal
                      & Res Rec                                        5.375     04/01/2012       04/01/2008 A            25,031
--------------------------------------------------------------------------------------------------------------------------------
    145,000           Pasco County, FL Solid Waste Disposal
                      & Res Rec                                        6.000     04/01/2011       04/01/2008 A           145,241
--------------------------------------------------------------------------------------------------------------------------------
    490,000           Pasco County, FL Solid Waste Disposal
                      & Res Rec                                        6.000     04/01/2011       04/01/2008 A           490,809
--------------------------------------------------------------------------------------------------------------------------------
    400,000           Pinellas County, FL HFA                          5.500     03/01/2036       04/01/2009 B           414,016
--------------------------------------------------------------------------------------------------------------------------------
  4,045,000           Pinellas County, FL HFA (Oaks of Clearwater)     6.375     06/01/2019       11/09/2013 B         4,230,949
--------------------------------------------------------------------------------------------------------------------------------
     10,000           Pinellas County, FL HFA (Single Family Hsg.)     5.200     09/01/2021       03/01/2010 A            10,012
--------------------------------------------------------------------------------------------------------------------------------
     35,000           Pinellas County, FL HFA (Single Family Hsg.)     5.300     09/01/2030       09/15/2008 B            35,296
--------------------------------------------------------------------------------------------------------------------------------
    220,000           Pinellas County, FL HFA (Single Family Hsg.)     5.450     09/01/2034       03/01/2009 B           226,294
--------------------------------------------------------------------------------------------------------------------------------
     30,000           Pinellas County, FL HFA (Single Family Hsg.)     5.550     03/01/2032       09/01/2010 A            30,347
--------------------------------------------------------------------------------------------------------------------------------
     75,000           Pinellas County, FL HFA (Single Family Hsg.)     5.600     09/01/2025       03/01/2009 B            77,490
--------------------------------------------------------------------------------------------------------------------------------
      5,000           Pinellas County, FL HFA (Single Family Hsg.)     6.000     09/01/2018       09/01/2009 A             5,055
--------------------------------------------------------------------------------------------------------------------------------
     50,000           Pinellas County, FL HFA (Single Family Mtg.)     5.250     03/01/2016       09/01/2008 A            50,808
--------------------------------------------------------------------------------------------------------------------------------
     15,000           Pinellas County, FL HFA (Single Family Mtg.)     5.450     09/01/2029       12/19/2026 C            14,684
--------------------------------------------------------------------------------------------------------------------------------
  4,200,000           Pinellas County, FL HFA (Single Family Mtg.)     5.500     09/01/2047       10/23/2012 B         4,362,834
--------------------------------------------------------------------------------------------------------------------------------
     10,000           Pinellas County, FL HFA (Single Family Mtg.)     5.800     03/01/2029       09/01/2009 A            10,017
--------------------------------------------------------------------------------------------------------------------------------
     30,000           Pinellas County, FL HFA, Series B                6.200     09/01/2034       09/01/2012 A            30,742
--------------------------------------------------------------------------------------------------------------------------------
     80,000           Port Everglades, FL Authority, Series A          5.000     09/01/2016       09/01/2008 A            80,340
--------------------------------------------------------------------------------------------------------------------------------
     80,000           Port Palm Beach, FL District                     5.500     09/01/2024       09/01/2009 A            80,265
--------------------------------------------------------------------------------------------------------------------------------
     35,000           Port St. Lucie, FL Special Assessment            5.400     10/01/2016       10/01/2008 A            35,073
--------------------------------------------------------------------------------------------------------------------------------
    285,000           Santa Rosa Bay, FL Bridge Authority              6.250     07/01/2028       03/10/2026 C           256,979
--------------------------------------------------------------------------------------------------------------------------------
    250,000           Seminole County, FL GO                           5.125     04/01/2012       04/01/2008 A           250,460
--------------------------------------------------------------------------------------------------------------------------------
     50,000           St. Petersburg Beach, FL GO                      5.250     10/01/2013       04/01/2008 A            50,100
--------------------------------------------------------------------------------------------------------------------------------
     35,000           Tallahassee, FL Health Facilities
                      (Tallahassee Memorial Medical Center)            6.000     12/01/2015       06/01/2008 A            35,094
--------------------------------------------------------------------------------------------------------------------------------
     10,000           Tampa, FL Solid Waste
                      (McKay Bay Refuse-to-Energy)                     5.250     10/01/2014       10/01/2010 A            10,378
--------------------------------------------------------------------------------------------------------------------------------
    105,000           Tampa, FL Solid Waste
                      (McKay Bay Refuse-to-Energy)                     5.250     10/01/2016       10/01/2010 A           108,972
--------------------------------------------------------------------------------------------------------------------------------
  1,415,000           Village, FL Community Devel. District            7.625     05/01/2017       05/01/2008 A         1,417,292
--------------------------------------------------------------------------------------------------------------------------------
    100,000           Volusia County, FL Educational Facility
                      Authority (Stetson University)                   5.500     06/01/2022       06/01/2008 A           100,108
--------------------------------------------------------------------------------------------------------------------------------
    280,000           Volusia County, FL Health Facilities
                      Authority (John Knox Village of Florida)         6.000     06/01/2017       06/01/2008 A           281,450
--------------------------------------------------------------------------------------------------------------------------------
     10,000           Volusia County, FL HFA
                      (Spring Arbor Apartments)                        5.200     08/01/2023       02/01/2010 A            10,051
--------------------------------------------------------------------------------------------------------------------------------
  1,000,000           Waterford Estates, FL Community
                      Devel. District Special Assessment               5.125     05/01/2013       05/15/2009 C           889,230
--------------------------------------------------------------------------------------------------------------------------------
  1,000,000           Watergrass, FL Community Devel.
                      District Special Assessment                      4.875     11/01/2010       11/01/2010             952,880
                                                                                                                      ----------
                                                                                                                     156,381,030

                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                     EFFECTIVE
        AMOUNT                                                     COUPON          MATURITY       MATURITY *              VALUE
-------------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.7%
$       85,000      Acworth, GA Hsg. Authority
                    (Wingate Falls Apartments)                     6.125%        03/01/2017       09/01/2008 A    $      87,041
-------------------------------------------------------------------------------------------------------------------------------
       700,000      Albany-Dougherty, GA Payroll Devel.
                    Authority (Proctor & Gamble Company) 1         5.300         05/15/2026       05/15/2010 A          700,511
-------------------------------------------------------------------------------------------------------------------------------
       270,000      Atlanta, GA Airport                            5.625         01/01/2025       01/01/2010 A          270,923
-------------------------------------------------------------------------------------------------------------------------------
       295,000      Atlanta, GA Airport                            5.625         01/01/2030       02/10/2028 C          292,596
-------------------------------------------------------------------------------------------------------------------------------
     2,045,000      Atlanta, GA Devel. Authority Student Hsg.
                    (ADA/CAU Partners) 1                           6.000         07/01/2036       02/25/2032 C        1,853,547
-------------------------------------------------------------------------------------------------------------------------------
       140,000      Atlanta, GA Devel. Authority Student Hsg.
                    (ADA/CAU Partners)                             6.250         07/01/2036       05/13/2032 C          131,620
-------------------------------------------------------------------------------------------------------------------------------
        40,000      Atlanta, GA GO                                 5.000         12/01/2016       06/01/2008 A           42,598
-------------------------------------------------------------------------------------------------------------------------------
        20,000      Atlanta, GA Hsg. Authority
                    (Village at Castleberry)                       5.300         02/20/2029       11/05/2024 C           19,242
-------------------------------------------------------------------------------------------------------------------------------
        75,000      Atlanta, GA Hsg. Authority
                    (Village at Castleberry)                       5.400         02/20/2039       10/03/2034 C           71,534
-------------------------------------------------------------------------------------------------------------------------------
        25,000      Atlanta, GA Solid Waste Management
                    Authority (Landfill Closure)                   5.000         12/01/2016       06/01/2008 A           25,046
-------------------------------------------------------------------------------------------------------------------------------
        50,000      Atlanta, GA Solid Waste Management
                    Authority (Landfill Closure)                   5.250         12/01/2021       06/01/2008 A           50,050
-------------------------------------------------------------------------------------------------------------------------------
     1,000,000      Atlanta, GA Tax Allocation (Eastside)          5.625         01/01/2016       03/27/2012 C          994,020
-------------------------------------------------------------------------------------------------------------------------------
        60,000      Atlanta, GA Urban Residential Finance
                    Authority (Fulton Cotton Mill)                 6.125         05/20/2027       05/20/2009 A           60,376
-------------------------------------------------------------------------------------------------------------------------------
     1,010,000      Burke County, GA Devel. Authority
                    (Georgia Power Company)                        5.450         05/01/2034       05/01/2034          1,006,738
-------------------------------------------------------------------------------------------------------------------------------
       740,000      Burke County, GA Devel. Authority
                    (Georgia Power Company)                        5.450         05/01/2034       05/01/2034            717,630
-------------------------------------------------------------------------------------------------------------------------------
     1,110,000      Chatham County, GA Hospital Authority
                    (Memorial Medical Center-Savannah)             5.250         01/01/2016       07/01/2008 A        1,123,109
-------------------------------------------------------------------------------------------------------------------------------
     1,595,000      Chatham County, GA Hospital Authority
                    (Memorial Medical Center-Savannah)             5.500         01/01/2021       07/01/2008 A        1,611,460
-------------------------------------------------------------------------------------------------------------------------------
       275,000      Chatham County, GA Hospital Authority
                    (Memorial Medical Center-Savannah)             5.700         01/01/2019       07/01/2008 A          278,152
-------------------------------------------------------------------------------------------------------------------------------
        75,000      Chatham County, GA Hospital Authority
                    (Memorial Medical Center-Savannah)             6.125         01/01/2024       11/09/2022 C           74,617
-------------------------------------------------------------------------------------------------------------------------------
        80,000      Clayton County, GA Hsg. Authority
                    (Pointe Clear Apartments)                      5.750         07/01/2029       07/01/2009 A           80,116
-------------------------------------------------------------------------------------------------------------------------------
        10,000      Cobb County, GA Hsg. Authority
                    (Garrison Plantation)                          5.750         07/01/2014       07/01/2008 A           10,015
-------------------------------------------------------------------------------------------------------------------------------
        15,000      Colquitt County, GA Hospital Authority
                    Anticipation Certificates                      5.500         03/01/2016       09/01/2008 A           15,187
-------------------------------------------------------------------------------------------------------------------------------
        85,000      Dalton, GA Devel. Authority (Hamilton
                    Health Care System/Hamilton Medical
                    Center Obligated Group)                        5.250         08/15/2026       02/15/2009 A           85,210
-------------------------------------------------------------------------------------------------------------------------------
     9,465,000      East Point, GA (Camp Creek), Series B          8.000         02/01/2026       08/01/2012 A       10,167,492

                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     PRINCIPAL                                                                                    EFFECTIVE
        AMOUNT                                                        COUPON      MATURITY       MATURITY *               VALUE
-------------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$    3,000,000        Floyd County, GA Devel. Authority
                      (Temple-Inland) 1                               5.700%    12/01/2015       12/01/2013 A   $     3,071,250
-------------------------------------------------------------------------------------------------------------------------------
        45,000        Fulton County, GA Devel. Authority (CAU)        5.375     01/01/2020       07/01/2008 A            45,060
-------------------------------------------------------------------------------------------------------------------------------
        20,000        Fulton County, GA Devel. Authority
                      (Cauley Creek Water)                            5.250     02/01/2021       02/01/2011 A            20,060
-------------------------------------------------------------------------------------------------------------------------------
        30,000        Fulton County, GA Hospital Authority
                      (Northside Hospital)                            5.375     10/01/2012       04/01/2008 A            30,062
-------------------------------------------------------------------------------------------------------------------------------
        60,000        GA George L. Smith II World Congress
                      Center Authority (Domed Stadium)                5.500     07/01/2020       07/01/2011 A            60,795
-------------------------------------------------------------------------------------------------------------------------------
        20,000        GA HFA (Lake Vista Apartments)                  5.950     01/01/2027       01/01/2009 A            20,104
-------------------------------------------------------------------------------------------------------------------------------
        15,000        GA HFA (Single Family Mtg.)                     5.100     12/01/2020       12/01/2010 A            15,463
-------------------------------------------------------------------------------------------------------------------------------
        25,000        GA HFA (Single Family Mtg.)                     5.125     06/01/2019       06/01/2009 A            25,052
-------------------------------------------------------------------------------------------------------------------------------
        15,000        GA HFA (Single Family Mtg.)                     5.300     12/01/2022       03/21/2020 C            14,941
-------------------------------------------------------------------------------------------------------------------------------
       595,000        GA HFA (Single Family Mtg.)                     5.350     12/01/2022       12/01/2011 A           595,190
-------------------------------------------------------------------------------------------------------------------------------
        90,000        GA HFA (Single Family Mtg.)                     5.500     12/01/2032       11/06/2030 C            87,740
-------------------------------------------------------------------------------------------------------------------------------
        65,000        GA HFA (Single Family Mtg.)                     5.550     12/01/2026       06/01/2008 A            65,714
-------------------------------------------------------------------------------------------------------------------------------
        10,000        GA Municipal Assoc.
                      (Atlanta Detention Center)                      5.000     12/01/2023       12/01/2008 A            10,143
-------------------------------------------------------------------------------------------------------------------------------
        55,000        GA Municipal Gas Authority
                      (Warner Robins)                                 6.125     01/01/2026       07/01/2008 A            55,101
-------------------------------------------------------------------------------------------------------------------------------
        40,000        GA Private Colleges & University
                      Authority (Mercer University)                   5.250     10/01/2013       10/01/2009 A            40,974
-------------------------------------------------------------------------------------------------------------------------------
        15,000        Hinesville, GA Leased Hsg. Corp.
                      (Regency Park)                                  7.250     01/15/2011       01/15/2011              15,965
-------------------------------------------------------------------------------------------------------------------------------
     4,715,000        Lawrenceville, GA Hsg. Authority
                      (Knollwood Park Apartments)                     6.250     12/01/2029       06/01/2008 A         4,972,863
-------------------------------------------------------------------------------------------------------------------------------
        60,000        Macon-Bibb County, GA Industrial Authority      6.000     05/01/2013       05/01/2008 A            60,162
-------------------------------------------------------------------------------------------------------------------------------
        20,000        Macon-Bibb County, GA Industrial Authority      6.100     05/01/2018       05/01/2008 A            20,024
-------------------------------------------------------------------------------------------------------------------------------
       100,000        Marietta, GA Devel. Authority (Life College)    5.750     09/01/2014       09/01/2008 A           100,250
-------------------------------------------------------------------------------------------------------------------------------
        20,000        Marietta, GA Devel. Authority (Life College)    5.800     09/01/2019       09/01/2008 A            20,039
-------------------------------------------------------------------------------------------------------------------------------
     1,000,000        McDuffie County, GA County Devel.
                      Authority (Temple-Inland)                       6.950     12/01/2023       09/02/2015 A         1,000,210
-------------------------------------------------------------------------------------------------------------------------------
        65,000        Richmond County, GA Devel. Authority
                      (International Paper Company)                   5.400     02/01/2023       02/01/2023              58,282
-------------------------------------------------------------------------------------------------------------------------------
        50,000        Richmond County, GA Devel. Authority
                      (International Paper Company)                   5.800     12/01/2020       12/01/2020              47,899
-------------------------------------------------------------------------------------------------------------------------------
       195,000        Richmond County, GA Devel. Authority
                      (International Paper Company)                   6.250     02/01/2025       02/01/2013 A           188,198
-------------------------------------------------------------------------------------------------------------------------------
        10,000        Rome, GA New Public Hsg. Authority              5.750     11/01/2010       05/01/2008 A            10,763
-------------------------------------------------------------------------------------------------------------------------------
       210,000        Savannah, GA EDA (University Financing
                      Foundation)                                     6.750     11/15/2031       11/15/2010 A           233,705
-------------------------------------------------------------------------------------------------------------------------------
       100,000        Savannah, GA Res Rec                            5.000     08/01/2012       08/01/2008 A           100,193
-------------------------------------------------------------------------------------------------------------------------------
       535,000        Vienna, GA Water & Sewer (Tyson Foods)          5.625     09/01/2012       10/13/2010 C           525,482
                                                                                                                ---------------
                                                                                                                     31,280,514

                       37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                              EFFECTIVE
          AMOUNT                                                      COUPON    MATURITY     MATURITY *                VALUE
----------------------------------------------------------------------------------------------------------------------------
HAWAII--3.0%
$      6,770,000    HI Airports System 2                              5.625%   07/01/2018    07/01/2011 A    $     6,917,499
----------------------------------------------------------------------------------------------------------------------------
       5,355,000    HI Dept. of Budget & Finance Special
                    Purpose (Hawaiian Electric Company)               5.450    11/01/2023    05/01/2008 A          5,401,642
----------------------------------------------------------------------------------------------------------------------------
      39,405,000    HI Dept. of Budget & Finance Special
                    Purpose (Hawaiian Electric Company)               5.700    07/01/2020    07/01/2011 A         40,160,394
----------------------------------------------------------------------------------------------------------------------------
          90,000    HI Harbor System, Series A                        5.750    07/01/2029    07/01/2010 A             90,892
----------------------------------------------------------------------------------------------------------------------------
       1,015,000    HI HFDC (Single Family Mtg.)                      5.400    07/01/2030    07/01/2010 A          1,015,223
----------------------------------------------------------------------------------------------------------------------------
          90,000    HI HFDC (Single Family Mtg.)                      5.750    07/01/2030    07/01/2009 A             92,175
----------------------------------------------------------------------------------------------------------------------------
         480,000    Honolulu, HI City & County Multifamily
                    Hsg. (Waipahu Towers Cooperative)                 6.900    06/20/2035    06/20/2008 A            480,826
----------------------------------------------------------------------------------------------------------------------------
         375,000    Kuakini, HI Health System (Kuakini Health
                    System/Kuakini Medical Center/Kuakini
                    Geriatric Care Obligated Group)                   6.375    07/01/2032    07/01/2012 A            380,303
                                                                                                             ---------------
                                                                                                                  54,538,954

----------------------------------------------------------------------------------------------------------------------------
IDAHO--0.3%
         385,000    Boise City, ID COP 1                              5.600    09/01/2030    09/01/2008 A            397,847
----------------------------------------------------------------------------------------------------------------------------
          50,000    ID Health Facilities Authority
                    (Idaho Elks Rehabilitation Hospital)              5.000    07/15/2008    07/15/2008               50,232
----------------------------------------------------------------------------------------------------------------------------
          65,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.250    07/01/2011    01/01/2010 A             66,299
----------------------------------------------------------------------------------------------------------------------------
         145,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.300    07/01/2027    03/14/2023 C            140,067
----------------------------------------------------------------------------------------------------------------------------
          10,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.400    07/01/2018    05/01/2008 B             10,215
----------------------------------------------------------------------------------------------------------------------------
          20,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.400    07/01/2020    01/15/2009 B             20,422
----------------------------------------------------------------------------------------------------------------------------
         180,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.550    07/01/2016    07/01/2008 A            185,535
----------------------------------------------------------------------------------------------------------------------------
          30,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.600    07/01/2021    01/01/2012 A             30,141
----------------------------------------------------------------------------------------------------------------------------
         235,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.625    07/01/2015    07/01/2009 A            242,478
----------------------------------------------------------------------------------------------------------------------------
          15,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.750    07/01/2016    07/01/2009 A             15,177
----------------------------------------------------------------------------------------------------------------------------
          40,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)     6.000    07/01/2029    07/01/2009 A             41,106
----------------------------------------------------------------------------------------------------------------------------
          10,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)     6.050    01/01/2026    01/01/2009 A             10,048
----------------------------------------------------------------------------------------------------------------------------
          10,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)     6.350    07/01/2016    07/01/2008 A             10,138
----------------------------------------------------------------------------------------------------------------------------
           5,000    ID Hsg. & Finance Assoc. (Single Family Mtg.),
                    Series F                                          6.050    07/01/2009    07/01/2008 B              5,139
----------------------------------------------------------------------------------------------------------------------------
          10,000    ID Hsg. & Finance Assoc. (Single Family Mtg.),
                    Series H-2                                        6.200    07/01/2028    11/15/2008 B             10,151
----------------------------------------------------------------------------------------------------------------------------
         105,000    ID Hsg. Agency (Single Family Mtg.)               6.450    07/01/2027    07/01/2008 A            108,167
----------------------------------------------------------------------------------------------------------------------------
          15,000    ID Hsg. Agency (Single Family Mtg.)               6.700    07/01/2027    07/01/2008 A             15,507
----------------------------------------------------------------------------------------------------------------------------
          10,000    ID Hsg. Agency (Single Family Mtg.), Series A     6.125    07/01/2026    01/01/2009 C             10,316
----------------------------------------------------------------------------------------------------------------------------
         150,000    ID Water Resource Board
                    (United Waterworks)                               5.300    08/01/2027    08/01/2027              146,096
----------------------------------------------------------------------------------------------------------------------------
          20,000    Malad, ID Water                                   5.500    03/01/2014    09/01/2008 A             20,161
----------------------------------------------------------------------------------------------------------------------------
       2,395,000    Pocatello, ID Devel. Authority Revenue
                    Allocation Tax Increment, Series A                5.500    08/01/2017    02/08/2014 B          2,325,952
----------------------------------------------------------------------------------------------------------------------------
       1,000,000    Power County, ID Pollution Control
                    (FMC Corp.) 1                                     5.625    10/01/2014    10/01/2009 A          1,008,280
                                                                                                             ---------------
                                                                                                                   4,869,474

                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     PRINCIPAL                                                                                     EFFECTIVE
        AMOUNT                                                     COUPON          MATURITY       MATURITY *               VALUE
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--8.3%
$      850,000      Bedford Park, IL Tax                           5.125%        12/30/2018       01/11/2018 C   $       793,858
--------------------------------------------------------------------------------------------------------------------------------
       680,000      Bryant, IL Pollution Control
                    (Central Illinois Light Company)               5.900         08/01/2023       08/01/2008 A           688,697
--------------------------------------------------------------------------------------------------------------------------------
        25,000      Bryant, IL Pollution Control
                    (Central Illinois Light Company)               5.900         08/01/2023       08/01/2008 A            25,042
--------------------------------------------------------------------------------------------------------------------------------
       715,000      Bryant, IL Pollution Control
                    (Central Illinois Light Company)               5.900         08/01/2023       08/01/2008 A           727,026
--------------------------------------------------------------------------------------------------------------------------------
       125,000      Chatham Area, IL Public Library District       6.300         02/01/2010       08/01/2008 A           126,600
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000      Chicago, IL (Single Family Mtg.)               5.350         06/01/2043       10/03/2016 B         6,092,700
--------------------------------------------------------------------------------------------------------------------------------
     6,850,000      Chicago, IL (Single Family Mtg.)               5.500         06/01/2038       02/08/2019 B         6,831,437
--------------------------------------------------------------------------------------------------------------------------------
     1,055,000      Chicago, IL (Single Family Mtg.)               5.750         04/01/2035       10/01/2016 A         1,066,088
--------------------------------------------------------------------------------------------------------------------------------
     5,585,000      Chicago, IL (Single Family Mtg.)               5.750         12/01/2042       11/01/2016 B         5,826,719
--------------------------------------------------------------------------------------------------------------------------------
       225,000      Chicago, IL (Single Family Mtg.)               6.300         09/01/2029       09/01/2013 A           237,008
--------------------------------------------------------------------------------------------------------------------------------
     3,835,000      Chicago, IL (Single Family Mtg.), Series A     5.700         12/01/2042       10/01/2016 B         3,987,786
--------------------------------------------------------------------------------------------------------------------------------
        25,000      Chicago, IL Metropolitan Hsg. Devel. Corp.     6.850         07/01/2022       07/01/2008 A            25,889
--------------------------------------------------------------------------------------------------------------------------------
        65,000      Chicago, IL Midway Airport, Series A           5.000         01/01/2028       05/14/2025 C            60,443
--------------------------------------------------------------------------------------------------------------------------------
       335,000      Chicago, IL Midway Airport, Series A           5.125         01/01/2035       07/25/2033 C           307,832
--------------------------------------------------------------------------------------------------------------------------------
    33,005,000      Chicago, IL Midway Airport, Series A           5.500         01/01/2029       07/01/2008 A        33,204,680
--------------------------------------------------------------------------------------------------------------------------------
       975,000      Chicago, IL Midway Airport, Series B           5.625         01/01/2029       03/21/2026 C           975,010
--------------------------------------------------------------------------------------------------------------------------------
       390,000      Chicago, IL Midway Airport, Series B           5.750         01/01/2022       07/01/2008 A           391,295
--------------------------------------------------------------------------------------------------------------------------------
        25,000      Chicago, IL Multifamily Hsg.
                    (Archer Courts Apartments)                     5.500         12/20/2019       11/20/2011 A            25,403
--------------------------------------------------------------------------------------------------------------------------------
        75,000      Chicago, IL Multifamily Hsg.
                    (Hearts United Apartments)                     5.600         01/01/2041       02/20/2034 C            70,530
--------------------------------------------------------------------------------------------------------------------------------
        25,000      Chicago, IL Multifamily Hsg.
                    (St. Edmund's Village)                         6.125         09/20/2024       09/20/2010 A            25,471
--------------------------------------------------------------------------------------------------------------------------------
     8,000,000      Chicago, IL O'Hare International Airport 2     5.750         01/01/2023       01/01/2014 A         8,195,600
--------------------------------------------------------------------------------------------------------------------------------
        60,000      Chicago, IL O'Hare International Airport
                    (General Airport)                              5.250         01/01/2030       08/18/2029 C            57,011
--------------------------------------------------------------------------------------------------------------------------------
        60,000      Chicago, IL O'Hare International Airport
                    (General Airport)                              5.250         01/01/2034       04/07/2032 C            55,459
--------------------------------------------------------------------------------------------------------------------------------
        15,000      Chicago, IL O'Hare International Airport
                    (General Airport)                              5.500         01/01/2011       07/01/2008 A            15,171
--------------------------------------------------------------------------------------------------------------------------------
         5,000      Chicago, IL O'Hare International Airport
                    (General Airport), Series A                    5.250         01/01/2023       01/01/2012 A             4,954
--------------------------------------------------------------------------------------------------------------------------------
       325,000      Chicago, IL O'Hare International Airport
                    (General Airport), Series A                    5.500         01/01/2016       07/01/2008 A           327,275
--------------------------------------------------------------------------------------------------------------------------------
        15,000      Chicago, IL O'Hare International Airport
                    (Passenger Facility Charge)                    5.250         01/01/2032       08/25/2029 C            14,163
--------------------------------------------------------------------------------------------------------------------------------
        15,000      Chicago, IL O'Hare International Airport
                    (Passenger Facility Charge)                    5.350         01/01/2026       07/07/2025 C            14,746
--------------------------------------------------------------------------------------------------------------------------------
        40,000      Chicago, IL O'Hare International Airport
                    (Passenger Facility Charge)                    5.375         01/01/2032       08/26/2029 C            38,416

                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                  EFFECTIVE
         AMOUNT                                                     COUPON          MATURITY    MATURITY *                VALUE
-------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$        45,000      Greenville, IL Educational Facilities
                     Authority (Greenville College)                 6.000%        12/01/2009    06/01/2008 A      $      45,081
-------------------------------------------------------------------------------------------------------------------------------
     12,280,000      Hodgkins, IL Environmental Improvement
                     (Metropolitan Biosolids Management) 1          6.000         11/01/2015    11/01/2008 A         12,342,382
-------------------------------------------------------------------------------------------------------------------------------
         25,000      IL Devel. Finance Authority (Community
                     Rehabilitation Providers)                      5.700         07/01/2019    07/01/2008 A             25,265
-------------------------------------------------------------------------------------------------------------------------------
         20,000      IL Devel. Finance Authority (Community
                     Rehabilitation Providers)                      6.050         07/01/2019    07/01/2008 A             20,138
-------------------------------------------------------------------------------------------------------------------------------
      2,540,000      IL Devel. Finance Authority (Olin Corp.)       6.750         03/01/2016    04/01/2013 A          2,622,423
-------------------------------------------------------------------------------------------------------------------------------
         30,000      IL Devel. Finance Authority (Round Lake)       5.450         01/01/2019    01/01/2009 A             30,016
-------------------------------------------------------------------------------------------------------------------------------
         15,000      IL Devel. Finance Authority (Watseka)          5.750         01/01/2016    07/01/2008 A             15,041
-------------------------------------------------------------------------------------------------------------------------------
        340,000      IL Devel. Finance Authority Pollution
                     Control
                     (Central Illinois Public Service Company)      5.700         08/15/2026    08/15/2026              321,235
-------------------------------------------------------------------------------------------------------------------------------
     14,000,000      IL Devel. Finance Authority Pollution
                     Control
                     (Central Illinois Public Service Company) 1    5.950         08/15/2026    08/15/2026           13,622,560
-------------------------------------------------------------------------------------------------------------------------------
        395,000      IL Devel. Finance Authority Pollution
                     Control
                     (Illinois Power Company)                       5.400         03/01/2028    09/01/2008 A            395,079
-------------------------------------------------------------------------------------------------------------------------------
        945,000      IL Devel. Finance Authority Pollution
                     Control
                     (Illinois Power Company)                       5.700         02/01/2024    08/01/2008 A            958,306
-------------------------------------------------------------------------------------------------------------------------------
        240,000      IL Devel. Finance Authority Water Facilities
                     (Illinois-American Water Company)              5.150         08/01/2023    08/01/2023              236,582
-------------------------------------------------------------------------------------------------------------------------------
        180,000      IL Devel. Finance Authority Water Facilities
                     (Northern Illinois Water Company)              5.000         02/01/2028    02/01/2028              168,172
-------------------------------------------------------------------------------------------------------------------------------
        285,000      IL Devel. Finance Authority Water Facilities
                     (Northern Illinois Water Company)              5.500         12/01/2026    12/01/2026              284,977
-------------------------------------------------------------------------------------------------------------------------------
         50,000      IL Educational Facilities Authority
                     (Robert Morris College)                        5.250         06/01/2014    06/01/2008 A             50,095
-------------------------------------------------------------------------------------------------------------------------------
        100,000      IL Educational Facilities Authority
                     (Robert Morris College)                        5.375         06/01/2015    06/01/2008 A            100,205
-------------------------------------------------------------------------------------------------------------------------------
        620,000      IL Finance Authority (Beacon Hill)             5.000         02/15/2012    02/15/2012              603,080
-------------------------------------------------------------------------------------------------------------------------------
        385,000      IL Finance Authority (Beacon Hill)             5.250         02/15/2014    02/15/2014              374,189
-------------------------------------------------------------------------------------------------------------------------------
      1,395,000      IL GO                                          5.125         12/01/2017    12/01/2008 A          1,397,567
-------------------------------------------------------------------------------------------------------------------------------
      2,280,000      IL GO                                          5.250         12/01/2020    06/01/2008 A          2,284,537
-------------------------------------------------------------------------------------------------------------------------------
         40,000      IL Health Facilities Authority (Condell
                     Medical Center/Medical Center
                     Properties Obligated Group)                    6.350         05/15/2015    05/15/2010 A             41,694
-------------------------------------------------------------------------------------------------------------------------------
         25,000      IL Health Facilities Authority
                     (Holy Family Medical Center)                   5.125         08/15/2017    08/15/2008 A             25,191
-------------------------------------------------------------------------------------------------------------------------------
         35,000      IL Health Facilities Authority
                     (Loyola University Health System)              5.375         07/01/2017    07/01/2008 A             35,413
-------------------------------------------------------------------------------------------------------------------------------
         50,000      IL Health Facilities Authority
                     (Sarah Bush Lincoln Health Center)             6.000         02/15/2026    08/15/2008 A             50,083
-------------------------------------------------------------------------------------------------------------------------------
         25,000      IL Health Facilities Authority
                     (Sherman Health System)                        5.250         08/01/2027    08/01/2008 A             25,393

                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     PRINCIPAL                                                                                     EFFECTIVE
        AMOUNT                                                        COUPON       MATURITY       MATURITY *               VALUE
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$       85,000      IL Health Facilities Authority
                    (West Suburban Hospital Medical Center)           5.750%     07/01/2020       07/01/2009 A   $        90,020
--------------------------------------------------------------------------------------------------------------------------------
       145,000      IL Hsg. Devel. Authority (Homeowner Mtg.)         5.500      08/01/2026       03/15/2009 B           147,890
--------------------------------------------------------------------------------------------------------------------------------
     1,105,000      IL Hsg. Devel. Authority (Homeowner Mtg.)         5.500      08/01/2028       05/01/2010 A         1,127,818
--------------------------------------------------------------------------------------------------------------------------------
        25,000      IL Hsg. Devel. Authority (Homeowner Mtg.)         5.550      02/01/2009       08/01/2008 A            25,194
--------------------------------------------------------------------------------------------------------------------------------
        95,000      IL Hsg. Devel. Authority (Homeowner Mtg.)         5.600      08/01/2027       02/01/2012 A            95,089
--------------------------------------------------------------------------------------------------------------------------------
        15,000      IL Hsg. Devel. Authority (Homeowner Mtg.)         5.600      08/01/2032       07/12/2029 C            14,885
--------------------------------------------------------------------------------------------------------------------------------
        10,000      IL Hsg. Devel. Authority (Homeowner Mtg.)         5.650      08/01/2031       07/01/2010 A            10,234
--------------------------------------------------------------------------------------------------------------------------------
       200,000      IL Hsg. Devel. Authority, Series C-2              5.250      08/01/2022       08/01/2012 A           200,122
--------------------------------------------------------------------------------------------------------------------------------
        50,000      IL Metropolitan Pier & Exposition Authority       5.250      06/15/2012       06/15/2008 A            50,094
--------------------------------------------------------------------------------------------------------------------------------
     8,400,000      IL Metropolitan Pier & Exposition Authority 1     5.375      06/01/2014       06/01/2008 A         8,500,968
--------------------------------------------------------------------------------------------------------------------------------
       565,000      IL Metropolitan Pier & Exposition Authority       6.500      06/15/2027       06/15/2008 A           574,306
--------------------------------------------------------------------------------------------------------------------------------
        15,000      IL Metropolitan Pier & Exposition Authority       6.500      06/15/2027       06/15/2008 A            15,020
--------------------------------------------------------------------------------------------------------------------------------
        25,000      IL Sales Tax                                      5.000      06/15/2016       06/15/2008 A            25,103
--------------------------------------------------------------------------------------------------------------------------------
     2,795,000      IL Sales Tax                                      5.250      06/15/2018       06/15/2008 A         2,813,084
--------------------------------------------------------------------------------------------------------------------------------
        25,000      IL Sales Tax, Series U                            5.000      06/15/2012       06/15/2008 A            25,047
--------------------------------------------------------------------------------------------------------------------------------
       255,000      Joliet, IL GO                                     6.250      01/01/2011       07/01/2008 A           255,375
--------------------------------------------------------------------------------------------------------------------------------
        45,000      Lake County, IL HFC, Series A                     6.800      05/01/2023       05/01/2008 A            45,054
--------------------------------------------------------------------------------------------------------------------------------
     4,510,000      Lombard, IL Public Facilities Corp.
                    (Conference Center & Hotel)                       5.500      01/01/2020       08/11/2018 C         4,265,017
--------------------------------------------------------------------------------------------------------------------------------
     4,260,000      Lombard, IL Public Facilities Corp.
                    (Conference Center & Hotel)                       5.500      01/01/2025       02/28/2023 C         3,802,689
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000      Lombard, IL Public Facilities Corp.
                    (Conference Center & Hotel) 1                     5.500      01/01/2030       02/25/2028 C         5,171,820
--------------------------------------------------------------------------------------------------------------------------------
    19,335,000      Lombard, IL Public Facilities Corp.
                    (Conference Center & Hotel) 1                     5.500      01/01/2036       01/23/2034 C        16,652,849
--------------------------------------------------------------------------------------------------------------------------------
        40,000      Rockford, IL (Faust Landmark Apartments)          6.750      01/01/2018       07/01/2008 A            41,185
--------------------------------------------------------------------------------------------------------------------------------
       150,000      Southwestern IL Devel. Authority
                    (Illinois-American Water Company)                 5.000      02/01/2028       02/01/2028             140,144
--------------------------------------------------------------------------------------------------------------------------------
       255,000      Southwestern IL Devel. Authority
                    (Illinois-American Water Company)                 5.100      06/01/2029       06/01/2029             239,886
--------------------------------------------------------------------------------------------------------------------------------
        20,000      Southwestern IL Devel. Authority
                    (Meridian Village Assoc.)                         5.250      08/20/2023       08/20/2010 A            20,052
--------------------------------------------------------------------------------------------------------------------------------
        50,000      Will-Kankakee, IL Regional Devel. Authority
                    (Consumers Illinois Water Company)                5.400      09/01/2030       09/01/2009 A            48,792
                                                                                                                 ---------------
                                                                                                                     150,684,750

--------------------------------------------------------------------------------------------------------------------------------
INDIANA--0.4%
     2,420,000      East Chicago, IN Exempt Facilities
                    (Inland Steel Company)                            6.700      11/01/2012       11/01/2012           2,469,102
--------------------------------------------------------------------------------------------------------------------------------
        30,000      Fort Wayne, IN Sewage Works                       5.000      08/01/2012       08/01/2008 A            30,050
--------------------------------------------------------------------------------------------------------------------------------
        60,000      Frankfort, IN Middle Schools Building Corp.       5.500      07/10/2010       07/10/2008 A            60,490
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000      Hammond, IN Redevel. District (Marina Area)       6.000      01/15/2017       05/10/2015 C         1,968,340
--------------------------------------------------------------------------------------------------------------------------------
       225,000      IN Devel. Finance Authority (USX Corp.) 1         6.150      07/15/2022       01/15/2009 A           225,653

                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                  EFFECTIVE
      AMOUNT                                                    COUPON       MATURITY        MATURITY *                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$    240,000      IN Devel. Finance Authority (USX Corp.) 1     6.250%      07/15/2030       01/15/2009 A     $       241,337
-----------------------------------------------------------------------------------------------------------------------------
      30,000      IN Health Facility Financing Authority
                  (Community Hospital of Anderson)              6.000       01/01/2014       07/01/2008 A              30,575
-----------------------------------------------------------------------------------------------------------------------------
      15,000      IN Health Facility Financing Authority
                  (Community Hospital of Anderson)              6.000       01/01/2023       01/01/2009 A              15,010
-----------------------------------------------------------------------------------------------------------------------------
     570,000      IN Health Facility Financing Authority
                  (Kings Daughters Hospital Assoc.) 1           5.625       08/15/2027       08/15/2009 A             571,710
-----------------------------------------------------------------------------------------------------------------------------
      30,000      IN HFA (Single Family Mtg.)                   5.250       07/01/2023       02/15/2009 B              30,498
-----------------------------------------------------------------------------------------------------------------------------
      35,000      IN HFA (Single Family Mtg.)                   5.375       01/01/2023       01/01/2010 A              35,029
-----------------------------------------------------------------------------------------------------------------------------
      10,000      IN HFA (Single Family Mtg.)                   5.600       07/01/2021       01/01/2011 A              10,321
-----------------------------------------------------------------------------------------------------------------------------
     475,000      IN Hsg. & Community Devel. Authority
                  (Single Family Mtg.)                          5.250       01/01/2037       03/15/2012 B             487,744
-----------------------------------------------------------------------------------------------------------------------------
     360,000      IN Municipal Power Agency, Series A           5.300       01/01/2023       01/01/2009 A             364,586
-----------------------------------------------------------------------------------------------------------------------------
     745,000      Madison County, IN Hospital Authority
                  (Community Hospital of Anderson) 1            8.000       01/01/2014       07/01/2008 A             750,044
-----------------------------------------------------------------------------------------------------------------------------
      40,000      New Albany, IN Hospital Facilities
                  (Mercy Health System)                         5.625       01/01/2027       10/01/2008 A              40,047
-----------------------------------------------------------------------------------------------------------------------------
      25,000      Perry County, IN Redevel. Authority           6.000       02/01/2012       08/01/2008 A              25,048
-----------------------------------------------------------------------------------------------------------------------------
      10,000      Petersburg, IN Pollution Control
                  (Indianapolis Power & Light Company)          6.375       11/01/2029       08/01/2015 A              10,166
-----------------------------------------------------------------------------------------------------------------------------
      20,000      South Bend, IN Redevel. Auth.
                  (Morris Performing Arts)                      5.100       02/01/2017       08/01/2008 A              20,012
                                                                                                              ---------------
                                                                                                                    7,385,762

-----------------------------------------------------------------------------------------------------------------------------
IOWA--0.4%
     100,000      Cedar Rapids, IA GO                           5.000       06/01/2011       06/01/2008 A             100,197
-----------------------------------------------------------------------------------------------------------------------------
      40,000      Council Bluffs, IA Pollution Control
                  (Midwest Power Systems)                       5.950       05/01/2023       05/01/2008 A              40,554
-----------------------------------------------------------------------------------------------------------------------------
      80,000      Des Moines, IA Area Community College         5.500       06/01/2008       06/01/2008                80,430
-----------------------------------------------------------------------------------------------------------------------------
      15,000      Des Moines, IA Aviation System, Series B      5.125       07/01/2018       07/01/2008 A              15,014
-----------------------------------------------------------------------------------------------------------------------------
      50,000      IA Finance Authority (Genesis Medical
                  Center)                                       5.200       07/01/2022       07/01/2008 A              50,046
-----------------------------------------------------------------------------------------------------------------------------
   4,960,000      IA Finance Authority (Single Family Mtg.)     5.500       07/01/2036       05/15/2012 B           5,146,397
-----------------------------------------------------------------------------------------------------------------------------
      45,000      IA Finance Authority
                  (Trinity Regional Hospital)                   5.500       07/01/2022       07/01/2008 A              45,911
-----------------------------------------------------------------------------------------------------------------------------
     800,000      IA Finance Authority Retirement Community
                  (Friendship Haven) 1                          5.250       11/15/2014       11/26/2013 C             775,176
-----------------------------------------------------------------------------------------------------------------------------
      75,000      IA Student Loan Liquidity Corp.               6.125       12/01/2011       06/01/2008 A              75,215
-----------------------------------------------------------------------------------------------------------------------------
      15,000      Iowa City, IA Sewer                           5.750       07/01/2021       07/01/2008 A              15,027
-----------------------------------------------------------------------------------------------------------------------------
      20,000      Polk County, IA GO                            5.000       06/01/2013       06/01/2008 A              20,039
-----------------------------------------------------------------------------------------------------------------------------
     170,000      Poweshiek, IA Water Assoc.                    5.400       03/01/2024       03/01/2009 A             175,739
-----------------------------------------------------------------------------------------------------------------------------
      30,000      Salix, IA Pollution Control
                  (Northwestern Public Service Company)         5.900       06/01/2023       06/01/2008 A              30,304
-----------------------------------------------------------------------------------------------------------------------------
      15,000      University of Northern Iowa
                  (Academic Building)                           5.100       07/01/2009       06/01/2008 A              15,031
                                                                                                              ---------------
                                                                                                                    6,585,080

                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     PRINCIPAL                                                                                  EFFECTIVE
        AMOUNT                                                      COUPON      MATURITY       MATURITY *             VALUE
---------------------------------------------------------------------------------------------------------------------------
KANSAS--6.8%
$       10,000      Kansas City, KS Mtg. Revenue                    7.000%    12/01/2011       06/01/2008 A   $      10,022
---------------------------------------------------------------------------------------------------------------------------
        65,000      KS Devel. Finance Authority Health
                    Facilities (St. Lukes/Shawnee Mission
                    Health System)                                  5.375     11/15/2026       11/15/2008 A          65,493
---------------------------------------------------------------------------------------------------------------------------
       115,000      La Cygne, KS Pollution Control
                    (Kansas Gas & Electric Company)                 5.100     03/01/2023       09/01/2008 A         115,094
---------------------------------------------------------------------------------------------------------------------------
       690,000      Pittsburgh, KS Transportation Devel.
                    District
                    (N. Broadway-Pittsburgh Town Center)            4.800     04/01/2027       08/18/2020 C         554,891
---------------------------------------------------------------------------------------------------------------------------
     9,680,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.) 2                          5.250     12/01/2038       06/08/2016 B       9,781,253
---------------------------------------------------------------------------------------------------------------------------
     8,565,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.) 2                          5.250     12/01/2038       05/25/2017 B       8,688,938
---------------------------------------------------------------------------------------------------------------------------
     7,905,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.) 2                          5.550     06/01/2038       05/25/2017 B       8,142,917
---------------------------------------------------------------------------------------------------------------------------
    18,800,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.) 2                          5.800     12/01/2038       07/14/2016 B      19,545,420
---------------------------------------------------------------------------------------------------------------------------
    15,000,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.) 2                          5.875     06/01/2039       05/25/2017 B      15,679,725
---------------------------------------------------------------------------------------------------------------------------
     2,765,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.300     12/01/2028       01/01/2014 B       2,833,710
---------------------------------------------------------------------------------------------------------------------------
       470,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.469 3   12/01/2029       08/13/2026 C         127,041
---------------------------------------------------------------------------------------------------------------------------
     3,455,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.500     12/01/2037       03/30/2022 C       3,358,778
---------------------------------------------------------------------------------------------------------------------------
     7,540,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.550     06/01/2037       09/18/2032 C       7,460,905
---------------------------------------------------------------------------------------------------------------------------
     5,455,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.550     12/01/2038       01/27/2019 B       5,459,473
---------------------------------------------------------------------------------------------------------------------------
       845,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.) 5                          5.650     12/01/2036       05/29/2020 C         881,690
---------------------------------------------------------------------------------------------------------------------------
     2,895,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.650     06/01/2037       07/14/2020 C       2,887,763
---------------------------------------------------------------------------------------------------------------------------
     2,665,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.750     06/01/2036       06/01/2020 A       2,771,547
---------------------------------------------------------------------------------------------------------------------------
     1,955,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.750     12/01/2037       02/24/2021 C       1,947,102
---------------------------------------------------------------------------------------------------------------------------
     2,060,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.750     12/01/2037       05/08/2021 C       2,051,678
---------------------------------------------------------------------------------------------------------------------------
     2,825,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.800     12/01/2036       07/20/2020 C       2,852,148
---------------------------------------------------------------------------------------------------------------------------
        95,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.850     06/01/2028       03/15/2011 B          98,525
---------------------------------------------------------------------------------------------------------------------------
     3,235,000      Sedgwick & Shawnee Counties, KS Hsg.
                    (Single Family Mtg.)                            5.850     12/01/2034       05/06/2023 C       3,298,632

                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                    EFFECTIVE
       AMOUNT                                             COUPON     MATURITY     MATURITY *           VALUE
------------------------------------------------------------------------------------------------------------
KANSAS Continued
$   1,970,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                      5.850%   06/01/2037   11/18/2020 C   $   2,036,921
------------------------------------------------------------------------------------------------------------
    1,715,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                      5.900    12/01/2034   12/01/2014 A       1,811,743
------------------------------------------------------------------------------------------------------------
    2,655,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                      5.900    12/01/2035   12/01/2019 A       2,779,865
------------------------------------------------------------------------------------------------------------
    3,175,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                      5.900    12/01/2037   11/10/2020 C       3,294,920
------------------------------------------------------------------------------------------------------------
    4,615,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                      5.950    06/01/2036   06/01/2022 A       4,831,582
------------------------------------------------------------------------------------------------------------
    2,335,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                      6.000    12/01/2034   06/01/2013 A       2,445,936
------------------------------------------------------------------------------------------------------------
    4,405,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                      6.125    12/01/2033   06/01/2017 A       4,637,584
------------------------------------------------------------------------------------------------------------
    1,060,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                      6.450    12/01/2033   02/15/2009 B       1,111,368
------------------------------------------------------------------------------------------------------------
       35,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                      6.875    12/01/2026   07/01/2008 B          35,611
------------------------------------------------------------------------------------------------------------
      250,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                      6.950    06/01/2029   03/18/2009 C         264,920
------------------------------------------------------------------------------------------------------------
      640,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                      7.600    12/01/2031   12/01/2008 B         653,274
------------------------------------------------------------------------------------------------------------
       15,000   Shawnee, KS Multifamily Hsg.
                (Thomasbrook Apartments)                  5.500    04/01/2024   10/01/2009 A          15,035
                                                                                               -------------
                                                                                                 122,531,504

------------------------------------------------------------------------------------------------------------
KENTUCKY--0.2%
       50,000   Jefferson County, KY Health Facilities
                (JHHS)                                    5.750    01/01/2026   07/01/2008 A          50,565
------------------------------------------------------------------------------------------------------------
       55,000   Jefferson County, KY Health Facilities
                (JHHS/JHP/JHF Obligated Group)            5.700    01/01/2021   07/01/2008 A          55,629
------------------------------------------------------------------------------------------------------------
    2,535,000   Jefferson County, KY Health Facilities
                (University Medical Center)               5.500    07/01/2017   07/01/2008 A       2,565,775
------------------------------------------------------------------------------------------------------------
      120,000   Kenton County, KY Airport (Delta
                Airlines) 5, 8, 9                         8.000    12/01/2015   12/01/2015             2,040
------------------------------------------------------------------------------------------------------------
       50,000   KY EDFA (Pikeville Medical Center)        5.625    02/01/2017   02/01/2009 A          50,619
------------------------------------------------------------------------------------------------------------
      110,000   KY EDFA (Pikeville Medical Center)        5.700    02/01/2028   02/01/2009 A         111,241
------------------------------------------------------------------------------------------------------------
       30,000   KY EDFA (St. Claire Medical Center)       5.625    09/01/2021   09/01/2008 A          30,043
------------------------------------------------------------------------------------------------------------
       35,000   KY Hsg. Corp.                             5.300    07/01/2018   07/01/2008 A          36,152
------------------------------------------------------------------------------------------------------------
       15,000   KY Hsg. Corp.                             5.350    01/01/2021   07/01/2011 A          15,056
------------------------------------------------------------------------------------------------------------
       15,000   KY Hsg. Corp.                             5.450    07/01/2022   01/01/2012 A          15,059
------------------------------------------------------------------------------------------------------------
       20,000   KY Hsg. Corp., Series C                   5.375    07/01/2027   01/01/2012 A          20,109
------------------------------------------------------------------------------------------------------------
      100,000   KY Infrastructure Authority               5.700    06/01/2013   06/01/2008 A         100,336
------------------------------------------------------------------------------------------------------------
       30,000   Louisville & Jefferson County, KY
                Metropolitan Sewer District               5.250    05/15/2027   05/15/2008 A          30,098

                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                            EFFECTIVE
       AMOUNT                                                   COUPON      MATURITY      MATURITY *          VALUE
-------------------------------------------------------------------------------------------------------------------
KENTUCKY Continued
$   1,285,000   Louisville & Jefferson County, KY
                Regional Airport Authority
                (AIRIS Louisville) 1                            5.500%    03/01/2019    05/04/2015 C    $ 1,255,586
-------------------------------------------------------------------------------------------------------------------
       15,000   Pike County, KY School District
                Finance Corp.                                   5.500     06/01/2016    06/01/2008 A         15,370
                                                                                                        -----------
                                                                                                          4,353,678

-------------------------------------------------------------------------------------------------------------------
LOUISIANA--5.1%
      120,000   Caddo Parish, LA Industrial Devel. Board
                (Pennzoil Products Company)                     5.600     12/01/2028    12/01/2028          119,119
-------------------------------------------------------------------------------------------------------------------
       70,000   Calcasieu Parish, LA Industrial Devel. Board
                (Citgo Petroleum Corp.)                         6.000     07/01/2023    07/01/2023           65,577
-------------------------------------------------------------------------------------------------------------------
      235,000   Calcasieu Parish, LA Industrial Devel. Board
                (ConocoPhillips Holding Co./E.I. Dupont de
                Nemours Obligated Group)                        5.750     12/01/2026    12/01/2008 A        235,665
-------------------------------------------------------------------------------------------------------------------
    1,565,000   Calcasieu Parish, LA Industrial Devel. Board
                (Olin Corp.) 1                                  6.625     02/01/2016    04/01/2014 A      1,597,129
-------------------------------------------------------------------------------------------------------------------
    7,050,000   Calcasieu Parish, LA Industrial Devel. Board
                Pollution Control (Entergy Gulf States)         5.450     07/01/2010    07/01/2008 A      7,062,690
-------------------------------------------------------------------------------------------------------------------
      580,000   Calcasieu Parish, LA Public Trust Authority     5.000     04/01/2028    03/22/2009 B        592,296
-------------------------------------------------------------------------------------------------------------------
      190,000   De Soto Parish, LA Environmental
                Improvement (International Paper Company)       5.600     11/01/2022    11/01/2022          174,954
-------------------------------------------------------------------------------------------------------------------
      140,000   De Soto Parish, LA Environmental
                Improvement (International Paper Company)       6.375     05/01/2025    05/01/2013 A        136,443
-------------------------------------------------------------------------------------------------------------------
       45,000   East Baton Rouge, LA Mtg. Finance Authority
                (GNMA & FNMA Mtg.)                              5.600     04/01/2022    04/01/2009 A         45,499
-------------------------------------------------------------------------------------------------------------------
       15,000   East Baton Rouge, LA Mtg. Finance Authority
                (GNMA & FNMA Mtg.)                              5.700     10/01/2033    04/01/2009 A         15,173
-------------------------------------------------------------------------------------------------------------------
       10,000   East Baton Rouge, LA Mtg. Finance Authority
                (GNMA & FNMA Mtg.)                              6.200     10/01/2028    10/01/2008 A         10,141
-------------------------------------------------------------------------------------------------------------------
       35,000   East Baton Rouge, LA Mtg. Finance Authority
                (Single Family Mtg.)                            5.500     10/01/2025    04/25/2024 C         35,000
-------------------------------------------------------------------------------------------------------------------
       35,000   East Baton Rouge, LA Mtg. Finance Authority
                (Single Family Mtg.)                            6.350     10/01/2028    04/01/2008 A         35,492
-------------------------------------------------------------------------------------------------------------------
       25,000   Hammond, LA Industrial Devel. Board
                (Albertson's)                                   6.300     11/01/2008    11/01/2008           24,849
-------------------------------------------------------------------------------------------------------------------
      135,000   Iberville Parish, LA Pollution Control
                (Entergy Gulf States)                           5.700     01/01/2014    01/01/2014          132,112
-------------------------------------------------------------------------------------------------------------------
    1,405,000   Jefferson Parish, LA Home Mtg. Authority
                (Single Family Mtg.)                            5.550     06/01/2036    11/15/2011 B      1,451,042
-------------------------------------------------------------------------------------------------------------------
      695,000   Jefferson Parish, LA Home Mtg. Authority
                (Single Family Mtg.)                            5.875     12/01/2021    12/01/2012 A        705,189
-------------------------------------------------------------------------------------------------------------------
      295,000   LA HFA (Single Family Mtg.)                     5.800     06/01/2035    12/01/2008 B        301,803
-------------------------------------------------------------------------------------------------------------------
       10,000   LA HFA (Single Family Mtg.)                     5.900     12/01/2011    03/01/2009 B         10,133
-------------------------------------------------------------------------------------------------------------------
       20,000   LA HFA (Single Family Mtg.)                     5.900     12/01/2011    12/01/2008 B         20,269

                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                             EFFECTIVE
      AMOUNT                                                    COUPON     MATURITY       MATURITY *           VALUE
--------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$  1,365,000    LA HFA (Single Family Mtg.)                     6.375%    06/01/2033    12/01/2008 B    $  1,398,224
--------------------------------------------------------------------------------------------------------------------
     425,000    LA HFA (Single Family Mtg.)                     6.400     06/01/2032    10/01/2008 B         430,623
--------------------------------------------------------------------------------------------------------------------
     495,000    LA HFA (Single Family Mtg.)                     7.450     12/01/2031    10/22/2008 B         514,305
--------------------------------------------------------------------------------------------------------------------
      25,000    LA HFA (St. Dominic Assisted Care)              6.300     09/01/2015    09/01/2008 A          25,146
--------------------------------------------------------------------------------------------------------------------
   2,070,000    LA Local Government EF&CD Authority
                (Bellemont Apartments)                          6.000     09/01/2022    05/22/2018 C       2,022,121
--------------------------------------------------------------------------------------------------------------------
   7,000,000    LA Public Facilities Authority
                (Centenary College) 1                           5.625     02/01/2019    01/09/2015 C       6,855,100
--------------------------------------------------------------------------------------------------------------------
   6,000,000    LA Public Facilities Authority
                (Louisiana Water Company)                       5.450     02/01/2013    08/01/2008 A       6,050,820
--------------------------------------------------------------------------------------------------------------------
     245,000    LA Public Facilities Authority
                (Touro Infirmary)                               5.625     08/15/2029    07/18/2026 C         225,701
--------------------------------------------------------------------------------------------------------------------
  19,695,000    LA Tobacco Settlement Financing Corp.
                (TASC)                                          5.875     05/15/2039    09/27/2016 C      18,355,149
--------------------------------------------------------------------------------------------------------------------
  42,830,000    LA Tobacco Settlement Financing Corp.
                (TASC), Series B 7                              5.500     05/15/2030    05/10/2011 B      40,624,255
--------------------------------------------------------------------------------------------------------------------
      30,000    New Orleans, LA Aviation Board                  5.450     10/01/2027    04/15/2023 C          29,751
--------------------------------------------------------------------------------------------------------------------
      25,000    New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial)                              5.250     07/15/2011    07/15/2008 A          25,030
--------------------------------------------------------------------------------------------------------------------
     175,000    New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial) 1                            5.600     07/15/2025    07/15/2008 A         175,268
--------------------------------------------------------------------------------------------------------------------
      25,000    New Orleans, LA Finance Authority
                (Single Family Mtg.)                            5.350     12/01/2028    08/20/2008 B          25,524
--------------------------------------------------------------------------------------------------------------------
   2,185,000    New Orleans, LA HDC (Southwood Patio)           7.700     02/01/2022    08/01/2008 A       2,230,251
--------------------------------------------------------------------------------------------------------------------
       5,000    New Orleans, LA Home Mtg. Authority
                (Single Family Mtg.)                            6.000     12/01/2021    12/01/2008 A           5,131
--------------------------------------------------------------------------------------------------------------------
      30,000    New Orleans, LA Sewage Service                  5.400     06/01/2017    06/01/2008 A          30,046
--------------------------------------------------------------------------------------------------------------------
      15,000    Orleans Parish, LA Parishwide School
                District                                        5.000     09/01/2014    09/01/2008 A          15,011
--------------------------------------------------------------------------------------------------------------------
      70,000    Orleans Parish, LA Parishwide School
                District                                        5.000     09/01/2015    09/01/2008 A          70,044
--------------------------------------------------------------------------------------------------------------------
      15,000    Orleans Parish, LA Parishwide School
                District                                        5.125     09/01/2021    09/01/2008 A          15,006
--------------------------------------------------------------------------------------------------------------------
      55,000    Orleans Parish, LA Parishwide School
                District                                        5.125     09/01/2022    09/01/2008 A          54,999
--------------------------------------------------------------------------------------------------------------------
      50,000    Orleans Parish, LA Parishwide School
                District                                        5.300     09/01/2014    09/01/2008 A          50,070
--------------------------------------------------------------------------------------------------------------------
     170,000    Orleans Parish, LA Parishwide School
                District                                        5.375     09/01/2017    09/01/2008 A         170,182
--------------------------------------------------------------------------------------------------------------------
      15,000    Orleans Parish, LA School Board                 5.300     09/01/2012    09/01/2008 A          15,019
--------------------------------------------------------------------------------------------------------------------
     110,000    Orleans Parish, LA School Board                 5.300     09/01/2013    09/01/2008 A         110,124
--------------------------------------------------------------------------------------------------------------------
     150,000    Orleans Parish, LA School Board, Series B       5.200     02/01/2014    08/01/2008 A         150,140
--------------------------------------------------------------------------------------------------------------------
     340,000    Shreveport, LA Hsg. Authority
                (U.S. Goodman Plaza)                            6.100     08/01/2019    12/26/2015 C         317,903
--------------------------------------------------------------------------------------------------------------------
      15,000    Shreveport, LA Hsg. Authority
                (U.S. Goodman Plaza)                            6.125     08/01/2010    08/15/2009 C          14,928
--------------------------------------------------------------------------------------------------------------------
      40,000    Slidell, LA Utilities                           5.550     04/01/2016    04/01/2008 A          40,251
--------------------------------------------------------------------------------------------------------------------
      30,000    St. John Baptist Parish, LA (USX Corp.)         5.350     12/01/2013     12/01/2013           29,903
--------------------------------------------------------------------------------------------------------------------
      25,000    Tangipahoa Parish, LA School Board Sales
                & Use Tax                                       5.350     03/15/2010    05/01/2008 A          25,053
                                                                                                        ------------
                                                                                                          92,871,653

                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                              EFFECTIVE
      AMOUNT                                                    COUPON     MATURITY        MATURITY *         VALUE
-------------------------------------------------------------------------------------------------------------------
MAINE--0.5%
$  1,800,000    Jay, ME Environmental Improvement
                (International Paper Company) 1                 6.250%    09/01/2023    09/01/2023      $ 1,764,180
-------------------------------------------------------------------------------------------------------------------
     345,000    Jay, ME Solid Waste Disposal
                (International Paper Company)                   5.125     06/01/2018    06/01/2018          327,526
-------------------------------------------------------------------------------------------------------------------
   5,025,000    Jay, ME Solid Waste Disposal
                (International Paper Company)                   6.200     09/01/2019    09/01/2011 A      5,123,390
-------------------------------------------------------------------------------------------------------------------
   2,000,000    ME Finance Authority Solid Waste
                Recycling Facilities (Great Northern
                Paper) 1                                        7.750     10/01/2022    10/01/2022        1,195,560
-------------------------------------------------------------------------------------------------------------------
       5,000    ME H&HEFA, Series A                             5.875     07/01/2025    07/01/2008 A          5,008
-------------------------------------------------------------------------------------------------------------------
      15,000    ME H&HEFA, Series A                             6.000     07/01/2024    07/01/2008 A         15,029
-------------------------------------------------------------------------------------------------------------------
      30,000    ME Hsg. Authority                               5.375     11/01/2012    05/15/2012 A         30,042
-------------------------------------------------------------------------------------------------------------------
     140,000    ME Hsg. Authority Mtg., Series B                5.500     11/15/2014    05/15/2009 A        141,460
-------------------------------------------------------------------------------------------------------------------
      45,000    ME Hsg. Authority, Series C                     5.450     11/15/2023    05/15/2009 A         45,066
-------------------------------------------------------------------------------------------------------------------
      20,000    ME Hsg. Authority, Series D-1                   5.250     11/15/2015    11/15/2008 B         20,197
-------------------------------------------------------------------------------------------------------------------
      50,000    ME Municipal Bond Bank                          5.300     11/01/2018    05/01/2008 A         50,562
-------------------------------------------------------------------------------------------------------------------
      15,000    ME Municipal Bond Bank, Series B                5.850     11/01/2020    06/01/2008 A         15,031
-------------------------------------------------------------------------------------------------------------------
     100,000    ME Municipal Bond Bank, Series D                6.300     11/01/2014    05/01/2008 A        100,332
                                                                                                        -----------
                                                                                                          8,833,383

-------------------------------------------------------------------------------------------------------------------
MARYLAND--0.2%
      65,000    Baltimore, MD Port Facilities
                (E.I. DuPont de Nemours)                        6.500     10/01/2011    04/01/2008 A         66,155
-------------------------------------------------------------------------------------------------------------------
     655,000    Baltimore, MD Port Facilities
                (E.I. DuPont de Nemours)                        6.500     10/01/2011    04/01/2008 A        666,639
-------------------------------------------------------------------------------------------------------------------
      90,000    MD Community Devel. People's Resource
                Center (Residential)                            5.150     03/01/2018    03/01/2011 A         90,837
-------------------------------------------------------------------------------------------------------------------
     180,000    MD Community Devel. People's Resource
                Center (Residential)                            5.300     09/01/2023    05/06/2021 C        179,804
-------------------------------------------------------------------------------------------------------------------
      25,000    MD Community Devel. People's Resource
                Center (Residential)                            5.375     09/01/2024    03/01/2011 A         25,038
-------------------------------------------------------------------------------------------------------------------
     445,000    MD Community Devel. People's Resource
                Center (Single Family)                          5.125     04/01/2021    04/01/2011 A        445,258
-------------------------------------------------------------------------------------------------------------------
       5,000    MD Community Devel. People's Resource
                Center, Series C                                5.350     07/01/2041    02/12/2037 C          4,673
-------------------------------------------------------------------------------------------------------------------
     245,000    MD Community Devel. People's Resource
                Center, Series C                                5.650     07/01/2039    01/01/2009 A        250,762
-------------------------------------------------------------------------------------------------------------------
     500,000    MD Community Devel. People's Resource
                Center, Series D                                6.250     07/01/2031    01/01/2010 A        505,460
-------------------------------------------------------------------------------------------------------------------
      65,000    MD H&HEFA (Johns Hopkins Hospital)              5.500     07/01/2026    07/01/2008 A         65,213
-------------------------------------------------------------------------------------------------------------------
      75,000    MD H&HEFA (Johns Hopkins University)            5.625     07/01/2027    07/01/2008 A         76,577
-------------------------------------------------------------------------------------------------------------------
      55,000    MD Industrial Devel. Financing Authority
                (Bon Secours Health Systems)                    5.500     08/15/2020    08/15/2008 A         55,081
-------------------------------------------------------------------------------------------------------------------
      10,000    Montgomery County, MD Hsg.
                Opportunities Commission
                (Multifamily Mtg.), Series B                    6.400     07/01/2028    07/01/2008 A         10,141

                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                              EFFECTIVE
      AMOUNT                                                    COUPON     MATURITY        MATURITY *          VALUE
--------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$  1,675,000    Montgomery County, MD Hsg.
                Opportunities Commission
                (Single Family Mtg.)                            5.750%    07/01/2029    01/01/2011 B    $  1,741,280
--------------------------------------------------------------------------------------------------------------------
      80,000    Prince Georges County, MD Hsg. Authority
                (Langley Gardens Apartments)                    5.750     08/20/2029    08/20/2010 A          80,342
--------------------------------------------------------------------------------------------------------------------
      10,000    Prince Georges County, MD Hsg. Authority
                (Single Family)                                 6.150     08/01/2019    08/01/2010 A          10,135
                                                                                                        ------------
                                                                                                           4,273,395

--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--6.3%
      25,000    Concord, MA GO                                  4.900     07/15/2009    07/15/2008 A          25,053
--------------------------------------------------------------------------------------------------------------------
      35,000    MA Devel. Finance Agency (Curry College)        6.000     03/01/2031    09/27/2026 C          34,043
--------------------------------------------------------------------------------------------------------------------
   3,890,000    MA Devel. Finance Agency (VOA Ayer)             6.200     02/20/2046    02/20/2020 A       3,985,033
--------------------------------------------------------------------------------------------------------------------
   1,215,000    MA Educational Financing Authority              6.050     12/01/2017    12/01/2009 A       1,277,791
--------------------------------------------------------------------------------------------------------------------
  10,355,000    MA Educational Financing Authority, Issue E     5.300     01/01/2016    07/01/2010 A      10,689,259
--------------------------------------------------------------------------------------------------------------------
   1,540,000    MA Educational Financing Authority, Issue G     5.920     12/01/2014    12/01/2010 A       1,615,937
--------------------------------------------------------------------------------------------------------------------
     990,000    MA Educational Financing Authority, Issue G     6.000     12/01/2016    12/01/2009 A       1,040,272
--------------------------------------------------------------------------------------------------------------------
   3,905,000    MA H&EFA (Anna Jaques Hospital)                 6.875     10/01/2012    04/28/2008 A       3,907,343
--------------------------------------------------------------------------------------------------------------------
      10,000    MA H&EFA (Beverly Hospital Corp.)               5.625     07/01/2013    07/01/2008 A          10,023
--------------------------------------------------------------------------------------------------------------------
      70,000    MA H&EFA (Cape Cod Healthcare)                  5.450     11/15/2023    10/22/2019 C          69,530
--------------------------------------------------------------------------------------------------------------------
      50,000    MA H&EFA (Capital Asset Program) 5              9.100 6   07/01/2030    04/02/2008 D          50,000
--------------------------------------------------------------------------------------------------------------------
     155,000    MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                Obligated Group)                                5.625     07/01/2020    08/10/2018 C         152,097
--------------------------------------------------------------------------------------------------------------------
     215,000    MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                Obligated Group)                                5.700     07/01/2015    01/01/2009 A         219,373
--------------------------------------------------------------------------------------------------------------------
     700,000    MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                Obligated Group)                                5.750     07/01/2028    03/29/2023 C         656,215
--------------------------------------------------------------------------------------------------------------------
  17,300,000    MA H&EFA (Hebrew College) 5                     8.797 6   07/01/2031    04/02/2008 D      17,300,000
--------------------------------------------------------------------------------------------------------------------
     820,000    MA H&EFA (New England Medical Center)           5.375     07/01/2024    07/01/2008 A         820,886
--------------------------------------------------------------------------------------------------------------------
     180,000    MA H&EFA (Schepens Eye Research Institute)      6.500     07/01/2028    09/28/2020 C         173,225
--------------------------------------------------------------------------------------------------------------------
   1,255,000    MA H&EFA (Valley Regional Health System)        5.750     07/01/2018    07/01/2008 A       1,256,832
--------------------------------------------------------------------------------------------------------------------
   6,630,000    MA HFA (Rental Mtg.)                            5.250     01/01/2046    03/08/2039 C       6,035,819
--------------------------------------------------------------------------------------------------------------------
   3,005,000    MA HFA (Rental Mtg.)                            5.600     01/01/2045    07/01/2012 A       3,039,317
--------------------------------------------------------------------------------------------------------------------
  20,060,000    MA HFA (Rental Mtg.)                            6.150     07/01/2032    07/01/2009 A      20,238,534
--------------------------------------------------------------------------------------------------------------------
       5,000    MA HFA, Series 22                               6.100     06/01/2016    06/01/2008 A           5,005
--------------------------------------------------------------------------------------------------------------------
     235,000    MA HFA, Series A                                5.050     06/01/2010    06/01/2008 A         237,942
--------------------------------------------------------------------------------------------------------------------
     375,000    MA HFA, Series A                                5.150     12/01/2011    06/01/2008 A         379,560
--------------------------------------------------------------------------------------------------------------------
      35,000    MA HFA, Series A                                5.500     07/01/2040    02/24/2035 C          33,424
--------------------------------------------------------------------------------------------------------------------
   1,200,000    MA HFA, Series A                                5.550     07/01/2032    10/16/2027 C       1,180,416
--------------------------------------------------------------------------------------------------------------------
   2,000,000    MA HFA, Series A                                6.000     07/01/2041    01/01/2011 A       2,028,820
--------------------------------------------------------------------------------------------------------------------
      50,000    MA HFA, Series E                                6.050     07/01/2020    07/01/2009 A          50,997
--------------------------------------------------------------------------------------------------------------------
   4,240,000    MA HFA, Series H                                6.650     07/01/2041    07/01/2010 A       4,351,512
--------------------------------------------------------------------------------------------------------------------
     615,000    MA Industrial Finance Agency
                (Arbors at Taunton)                             5.300     06/20/2019    06/20/2011 A         628,087

                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                             EFFECTIVE
      AMOUNT                                                    COUPON     MATURITY       MATURITY *            VALUE
---------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$    265,000    MA Industrial Finance Agency
                (Avon Associates) 1                             5.375%    04/01/2020    04/01/2008 A    $     266,574
---------------------------------------------------------------------------------------------------------------------
   1,000,000    MA Industrial Finance Agency
                (Heights Crossing)                              6.150     02/01/2035    08/01/2008 A        1,000,100
---------------------------------------------------------------------------------------------------------------------
   1,325,000    MA Industrial Finance Agency
                (Massachusetts American Water Company)          6.250     12/01/2010    06/01/2008 A        1,327,345
---------------------------------------------------------------------------------------------------------------------
     930,000    MA Industrial Finance Agency
                (Massachusetts American Water Company)          6.750     12/01/2025    06/01/2008 A          932,037
---------------------------------------------------------------------------------------------------------------------
   2,130,000    MA Industrial Finance Agency
                (Massachusetts American Water Company)          6.900     12/01/2029    06/01/2008 A        2,134,920
---------------------------------------------------------------------------------------------------------------------
   1,600,000    MA Industrial Finance Agency
                (TNG Draper Place)                              6.450     08/20/2039    08/20/2008 A        1,686,720
---------------------------------------------------------------------------------------------------------------------
   1,175,000    MA Port Authority 1                             5.100     07/01/2010    07/01/2008 A        1,188,748
---------------------------------------------------------------------------------------------------------------------
   1,000,000    MA Port Authority (Delta Airlines) 1            5.500     01/01/2019    01/01/2012 A        1,003,600
---------------------------------------------------------------------------------------------------------------------
      25,000    MA Port Authority (US Airways)                  5.500     09/01/2009    09/01/2008 A           25,006
---------------------------------------------------------------------------------------------------------------------
     225,000    MA Port Authority (US Airways)                  5.750     09/01/2016    09/01/2008 A          226,001
---------------------------------------------------------------------------------------------------------------------
  20,000,000    MA Port Authority Special Facilities 2          5.550     01/01/2022    01/01/2012 A       20,072,000
---------------------------------------------------------------------------------------------------------------------
   1,095,000    MA Turnpike Authority, Series A                 5.125     01/01/2023    01/01/2009 A        1,103,300
---------------------------------------------------------------------------------------------------------------------
   1,065,000    MA Turnpike Authority, Series A                 5.550     01/01/2017    07/01/2008 A        1,078,206
                                                                                                        -------------
                                                                                                          113,536,902

---------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.5%
      25,000    Detroit, MI GO                                  5.000     04/01/2018    04/01/2009 A           25,166
---------------------------------------------------------------------------------------------------------------------
     225,000    Detroit, MI Local Devel. Finance Authority
                (Chrysler Corp.)                                5.375     05/01/2018    08/27/2014 C          206,555
---------------------------------------------------------------------------------------------------------------------
      25,000    Detroit, MI Water Supply System, Series A       5.000     07/01/2027    02/20/2025 C           24,998
---------------------------------------------------------------------------------------------------------------------
      30,000    Farmington Hills, MI EDC
                (Botsford General Hospital)                     5.700     02/15/2015    08/15/2008 A           30,071
---------------------------------------------------------------------------------------------------------------------
     155,000    Flint, MI Hospital Building Authority
                (Hurley Medical Center)                         5.375     07/01/2020    01/23/2019 C          142,746
---------------------------------------------------------------------------------------------------------------------
      25,000    Kalamazoo, MI (Downtown Devel.)                 6.000     04/01/2013    04/01/2008 A           25,456
---------------------------------------------------------------------------------------------------------------------
      20,000    MI Higher Education Student Loan Authority      5.400     06/01/2018    06/01/2010 A           20,094
---------------------------------------------------------------------------------------------------------------------
     250,000    MI Hospital Finance Authority
                (Detroit Medical Center Obligated Group)        5.250     08/15/2028    07/25/2027 C          215,850
---------------------------------------------------------------------------------------------------------------------
      50,000    MI Hospital Finance Authority
                (Holland Community Hospital)                    5.625     01/01/2028    01/01/2009 A           50,041
---------------------------------------------------------------------------------------------------------------------
      20,000    MI Hospital Finance Authority
                (St. John Hospital)                             5.750     05/15/2016    05/15/2008 A           20,046
---------------------------------------------------------------------------------------------------------------------
     680,000    MI Hsg. Devel. Authority (Rental Hsg.) 1        6.100     10/01/2033    04/01/2009 A          682,543
---------------------------------------------------------------------------------------------------------------------
      75,000    MI Hsg. Devel. Authority, Series A              5.300     10/01/2037    04/10/2034 C           69,731
---------------------------------------------------------------------------------------------------------------------
   1,930,000    MI Job Devel. Authority Pollution Control
                (General Motors Corp.)                          5.550     04/01/2009     04/01/2009         1,902,536
---------------------------------------------------------------------------------------------------------------------
      25,000    MI Municipal Bond Authority                     7.100     11/01/2014    05/01/2008 A           25,089
---------------------------------------------------------------------------------------------------------------------
   1,035,000    MI Public Educational Facilities Authority
                (Old Redford Academy)                           5.000     12/01/2013    01/05/2012 C        1,052,543

                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                          EFFECTIVE
      AMOUNT                                               COUPON      MATURITY        MATURITY *         VALUE
---------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$  4,000,000    MI Strategic Fund (Clark Retirement
                Community/Clark Retirement
                Community Foundation Obligated
                Group) 1                                   5.300%    06/01/2024     01/24/2022 C    $ 3,777,240
---------------------------------------------------------------------------------------------------------------
   4,910,000    MI Strategic Fund (Clark Retirement
                Community/Clark Retirement
                Community Foundation Obligated Group) 1    5.400     06/01/2028     12/24/2026 C      4,552,454
---------------------------------------------------------------------------------------------------------------
   1,000,000    MI Strategic Fund Limited Obligation
                (Clark Retirement Community/Clark
                Retirement Community Foundation
                Obligated Group)                           5.650     09/01/2029     09/01/2011 A      1,002,100
---------------------------------------------------------------------------------------------------------------
   1,605,000    MI Strategic Fund Limited Obligation
                (Detroit Edison Company)                   5.650     09/01/2029     09/01/2011 A      1,608,371
---------------------------------------------------------------------------------------------------------------
     520,000    MI Strategic Fund Limited Obligation
                (Ford Motor Company), Series A             6.550     10/01/2022      10/01/2022         495,040
---------------------------------------------------------------------------------------------------------------
   1,425,000    MI Strategic Fund Solid Waste
                (S.D. Warren & Company)                    7.375     01/15/2022     07/15/2008 A      1,430,558
---------------------------------------------------------------------------------------------------------------
  10,000,000    MI Tobacco Settlement Finance Authority    5.125     06/01/2022     07/12/2013 C      9,408,400
---------------------------------------------------------------------------------------------------------------
     750,000    Mount Clemens, MI Hsg. Corp.
                (FHA Section 8), Series A                  6.600     06/01/2022     06/01/2008 A        785,768
---------------------------------------------------------------------------------------------------------------
      55,000    Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)        5.000     12/01/2019     12/01/2008 A         55,123
---------------------------------------------------------------------------------------------------------------
      20,000    Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)        5.250     12/01/2014     12/01/2008 A         20,327
---------------------------------------------------------------------------------------------------------------
      25,000    Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)        5.250     12/01/2018     12/01/2008 A         25,280
---------------------------------------------------------------------------------------------------------------
      10,000    Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)        5.375     12/01/2015     12/01/2008 A         10,162
---------------------------------------------------------------------------------------------------------------
      25,000    Wexford County, MI Water Supply System     5.850     11/01/2012     05/01/2008 A         25,807
                                                                                                    -----------
                                                                                                     27,690,095

---------------------------------------------------------------------------------------------------------------
MINNESOTA--0.1%
     740,000    Mahtomedi, MN Multifamily (Briarcliff)     7.350     06/01/2036     06/01/2008 A        740,932
---------------------------------------------------------------------------------------------------------------
      45,000    Minneapolis, MN Multifamily Hsg.
                (Riverside Plaza)                          5.100     12/20/2018     12/20/2008 A         45,070
---------------------------------------------------------------------------------------------------------------
     800,000    MN Agricultural & Economic Devel. Board    7.250     08/01/2020     08/01/2008 A        818,992
---------------------------------------------------------------------------------------------------------------
      45,000    MN HEFA (University of St. Thomas)         5.250     10/01/2034     09/02/2030 C         43,992
---------------------------------------------------------------------------------------------------------------
     280,000    MN HFA (Single Family Mtg.)                5.600     07/01/2013     07/01/2008 A        282,985
                                                                                                    -----------
                                                                                                      1,931,971

---------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.6%
   3,000,000    Adams County, MS Environmental
                Improvement (International Paper
                Company)                                   6.250     09/01/2023     12/01/2009 A      2,926,020
---------------------------------------------------------------------------------------------------------------
      50,000    Biloxi, MS GO                              5.900     10/01/2019     10/01/2009 A         52,912
---------------------------------------------------------------------------------------------------------------
     285,000    Biloxi, MS Hsg. Authority
                (Beauvoir Apartments)                      6.250     09/01/2031     02/03/2027 C        284,114

                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                          EFFECTIVE
      AMOUNT                                                 COUPON      MATURITY      MATURITY *           VALUE
-----------------------------------------------------------------------------------------------------------------
MISSISSIPPI Continued
$     60,000    Gulfport, MS Hospital Facility
                (Memorial Hospital at Gulfport)              6.125%    07/01/2015    07/01/2008 A    $     60,109
-----------------------------------------------------------------------------------------------------------------
     300,000    Jackson County, MS Port Improvement          5.250     05/01/2012    05/01/2008 A         300,195
-----------------------------------------------------------------------------------------------------------------
     290,000    Jackson County, MS Port Improvement          5.250     05/01/2013    05/01/2013           290,165
-----------------------------------------------------------------------------------------------------------------
     355,000    Jones County, MS Solid Waste Disposal
                (International Paper Company)                5.800     10/01/2021    10/01/2021           362,604
-----------------------------------------------------------------------------------------------------------------
     100,000    MS Business Finance Corp. (Bomaine Corp.)    5.750     05/01/2015    05/01/2009 A         100,447
-----------------------------------------------------------------------------------------------------------------
  15,660,000    MS Business Finance Corp. (System Energy
                Resources) 1                                 5.875     04/01/2022    04/01/2022        15,437,002
-----------------------------------------------------------------------------------------------------------------
     200,000    MS Devel. Bank Special Obligation            5.500     07/01/2031    07/01/2011 A         200,100
-----------------------------------------------------------------------------------------------------------------
      25,000    MS GO (Mississippi Small Enterprise)         5.850     07/01/2014    07/01/2008 A          25,029
-----------------------------------------------------------------------------------------------------------------
   2,750,000    MS Higher Education Assistance Corp.,
                Series C                                     6.750     09/01/2014    09/01/2008 A       2,755,033
-----------------------------------------------------------------------------------------------------------------
     195,000    MS Higher Education Assistance Corp.,
                Series C                                     7.500     09/01/2009    09/01/2008 A         195,599
-----------------------------------------------------------------------------------------------------------------
     480,000    MS Home Corp. (Single Family Mtg.)           5.300     12/01/2023    04/01/2013 A         495,614
-----------------------------------------------------------------------------------------------------------------
   3,815,000    MS Home Corp. (Single Family Mtg.)           6.350     06/01/2030    03/05/2009 B       3,879,435
-----------------------------------------------------------------------------------------------------------------
     420,000    MS Home Corp. (Single Family Mtg.)           6.700     12/01/2029    12/01/2012 A         433,507
-----------------------------------------------------------------------------------------------------------------
     140,000    MS Home Corp. (Valley State Student Hsg.)    5.200     12/01/2023    01/08/2022 C          49,120
-----------------------------------------------------------------------------------------------------------------
     105,000    MS Home Corp. (Valley State Student Hsg.)    5.300     12/01/2028    01/08/2027 C          36,790
-----------------------------------------------------------------------------------------------------------------
      25,000    MS Home Corp., Series A                      6.300     06/01/2031    06/01/2014 A          26,159
-----------------------------------------------------------------------------------------------------------------
      50,000    MS Small Business Enterprise                 5.700     12/01/2013    06/01/2008 A          50,074
-----------------------------------------------------------------------------------------------------------------
      20,000    Tupelo, MS GO                                5.900     08/01/2013    08/01/2008 A          20,211
-----------------------------------------------------------------------------------------------------------------
   1,075,000    Warren County, MS Environmental
                Improvement (International Paper Company)    6.250     09/01/2023    09/01/2023         1,053,608
                                                                                                     ------------
                                                                                                       29,033,847

-----------------------------------------------------------------------------------------------------------------
MISSOURI--1.6%
      20,000    Bates County, MO Hospital
                (Bates County Memorial Hospital)             5.700     03/01/2026    04/09/2024 C          18,957
-----------------------------------------------------------------------------------------------------------------
     175,000    Belton, MO Tax Increment
                (Belton Town Center)                         5.000     03/01/2014    09/06/2013 C         172,485
-----------------------------------------------------------------------------------------------------------------
     125,000    Belton, MO Tax Increment
                (Belton Town Center)                         5.125     03/01/2015    03/01/2015           122,749
-----------------------------------------------------------------------------------------------------------------
     100,000    Belton, MO Tax Increment
                (Belton Town Center)                         5.250     03/01/2016    03/01/2016            97,750
-----------------------------------------------------------------------------------------------------------------
   1,375,000    Branson, MO IDA (Branson Hills)              6.250     05/01/2013    05/05/2011 C       1,447,779
-----------------------------------------------------------------------------------------------------------------
   4,095,000    Hanley/Eager Road, MO Transportation
                Devel. District 1                            6.750     12/01/2028    12/01/2010 D       4,100,856
-----------------------------------------------------------------------------------------------------------------
   1,170,000    Kansas City, MO Special Facilities
                (MCI Overhaul Base) 1                        5.625     09/01/2017    09/01/2015 A       1,184,075
-----------------------------------------------------------------------------------------------------------------
   1,200,000    Kansas City, MO Tax Increment
                (Briarcliff West)                            5.150     06/01/2016    08/01/2013 B       1,164,204
-----------------------------------------------------------------------------------------------------------------
     500,000    Kansas City, MO Tax Increment (Maincor)      5.250     03/01/2018    03/21/2016 C         480,000

                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                           EFFECTIVE
     AMOUNT                                                  COUPON     MATURITY       MATURITY *           VALUE
-----------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$   150,000     Lake of the Ozarks, MO Community
                Bridge Corp.                                 5.250%    12/01/2026    03/24/2024 C    $    129,953
-----------------------------------------------------------------------------------------------------------------
     20,000     Lees Summit, MO Tax
                (Summitwoods Crossing)                       6.250     05/01/2017    05/01/2008 A          20,009
-----------------------------------------------------------------------------------------------------------------
  1,110,000     Maplewood, MO Tax
                (Maplewood South Redevel.)                   5.200     11/01/2022    09/01/2012 B       1,004,694
-----------------------------------------------------------------------------------------------------------------
     10,000     MO Environmental Improvement
                & Energy Resources Authority                 5.100     01/01/2011    07/01/2008 A          10,116
-----------------------------------------------------------------------------------------------------------------
     35,000     MO Environmental Improvement
                & Energy Resources Authority                 5.125     01/01/2019    07/01/2008 A          35,391
-----------------------------------------------------------------------------------------------------------------
     55,000     MO Environmental Improvement
                & Energy Resources Authority
                (Missouri-American Water Company)            5.000     11/01/2028    11/01/2028            51,313
-----------------------------------------------------------------------------------------------------------------
    205,000     MO Environmental Improvement
                & Energy Resources Authority
                (Missouri-American Water Company)            5.900     03/01/2030    03/01/2009 A         205,494
-----------------------------------------------------------------------------------------------------------------
     25,000     MO Environmental Improvement
                & Energy Resources Authority
                (Tri County Water Authority)                 5.750     04/01/2019    04/01/2009 A          25,210
-----------------------------------------------------------------------------------------------------------------
    110,000     MO H&EFA (FHS)                               5.500     02/15/2024    08/15/2008 A         110,373
-----------------------------------------------------------------------------------------------------------------
     25,000     MO H&EFA
                (St. Lukes-Shawnee Mission Health System)    5.375     11/15/2021    05/15/2008 A          25,213
-----------------------------------------------------------------------------------------------------------------
     20,000     MO H&EFA (William Woods University)          5.200     09/01/2029    10/09/2027 C          17,918
-----------------------------------------------------------------------------------------------------------------
     35,000     MO HDC (Single Family Hsg.)                  6.100     09/01/2024    09/01/2009 A          35,968
-----------------------------------------------------------------------------------------------------------------
    725,000     MO HDC (Single Family Hsg.)                  6.450     09/01/2029    09/01/2008 A         753,116
-----------------------------------------------------------------------------------------------------------------
  5,460,000     MO HDC (Single Family Mtg.) 1                6.050     03/01/2037    09/01/2015 A       5,724,319
-----------------------------------------------------------------------------------------------------------------
     10,000     MO HDC (Single Family Mtg.)                  6.200     09/01/2025    11/20/2009 B          10,403
-----------------------------------------------------------------------------------------------------------------
  5,445,000     MO HDC (Single Family Mtg.) 1                6.230     03/01/2032    10/15/2009 B       5,727,214
-----------------------------------------------------------------------------------------------------------------
     40,000     MO HDC (Single Family Mtg.)                  7.250     09/01/2026    09/01/2008 B          40,748
-----------------------------------------------------------------------------------------------------------------
     20,000     MO HDC
                (Single Family-Homeownership Loan)           5.550     09/01/2018    03/01/2011 A          20,233
-----------------------------------------------------------------------------------------------------------------
     70,000     MO HDC
                (Single Family-Homeownership Loan)           6.125     03/01/2028    07/01/2008 A          71,926
-----------------------------------------------------------------------------------------------------------------
     40,000     MO HDC (Truman Farm Villas)                  5.750     10/01/2011    10/01/2008 A          40,342
-----------------------------------------------------------------------------------------------------------------
     20,000     MO Higher Education
                Student Loan Authority                       5.650     02/15/2010    08/15/2008 A          20,037
-----------------------------------------------------------------------------------------------------------------
    200,000     Raymore, MO Tax Increment                    5.000     03/01/2012    03/01/2012           201,014
-----------------------------------------------------------------------------------------------------------------
    300,000     Raymore, MO Tax Increment                    5.000     03/01/2013    03/01/2013           299,664
-----------------------------------------------------------------------------------------------------------------
    275,000     Raymore, MO Tax Increment                    5.125     03/01/2014    03/01/2014           274,225
-----------------------------------------------------------------------------------------------------------------
    230,000     Raymore, MO Tax Increment                    5.125     03/01/2015    03/01/2015           227,160
-----------------------------------------------------------------------------------------------------------------
  2,335,000     Richmond Heights, MO Tax
                Increment & Transportation Sales Tax         5.200     11/01/2021    07/21/2015 C       2,107,267
-----------------------------------------------------------------------------------------------------------------
     35,000     Sikeston, MO Electric                        5.000     06/01/2022    06/01/2008 A          35,025

                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                           EFFECTIVE
     AMOUNT                                                  COUPON      MATURITY      MATURITY *           VALUE
-----------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$ 1,935,000     Springfield, MO Land Clearance Devel.
                Authority (University Plaza Redevel. Corp.)  6.600%    10/01/2011    04/01/2008 A    $  1,936,877
-----------------------------------------------------------------------------------------------------------------
    500,000     St. Joseph, MO IDA
                (Shoppes at North Village)                   5.100     11/01/2019    06/06/2018 C         467,105
-----------------------------------------------------------------------------------------------------------------
     10,000     St. Louis County, MO IDA
                (South Summit Apartments)                    6.050     04/20/2027    04/20/2008 A          10,241
-----------------------------------------------------------------------------------------------------------------
     35,000     St. Louis, MO Land Clearance Redevel.
                Authority (Kiel Site Lease)                  5.300     07/01/2016    07/01/2008 A          35,208
-----------------------------------------------------------------------------------------------------------------
     10,000     St. Louis, MO Land Clearance Redevel.
                Authority (West End Apartments)              6.000     04/01/2024    08/01/2008 A          10,131
-----------------------------------------------------------------------------------------------------------------
    675,000     Strother, MO Interchange Transportation
                Devel. District (Lees Summit)                5.000     05/01/2024    02/03/2012 B         582,437
-----------------------------------------------------------------------------------------------------------------
     10,000     University City, MO IDA
                (Canterbury Gardens)                         5.900     12/20/2020    06/20/2008 A          10,270
                                                                                                     ------------
                                                                                                       29,065,469

-----------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
     35,000     Crow, MT Finance Authority (Tribal)          5.650     10/01/2017    04/01/2008 A          35,752
-----------------------------------------------------------------------------------------------------------------
    215,000     Crow, MT Finance Authority (Tribal)          5.700     10/01/2027    10/01/2009 A         219,177
-----------------------------------------------------------------------------------------------------------------
     25,000     MT Board of Hsg. (Single Family Mtg.)        5.450     06/01/2027    11/23/2023 C          24,607
-----------------------------------------------------------------------------------------------------------------
  1,185,000     MT Board of Hsg. (Single Family Mtg.)        5.600     12/01/2023    12/01/2010 A       1,190,570
-----------------------------------------------------------------------------------------------------------------
     10,000     MT Board of Hsg. (Single Family Mtg.)        5.750     06/01/2030    06/01/2009 A          10,121
-----------------------------------------------------------------------------------------------------------------
  2,290,000     MT Higher Education Student
                Assistance Corp.                             6.400     12/01/2032    12/01/2009 A       2,315,327
                                                                                                     ------------
                                                                                                        3,795,554

-----------------------------------------------------------------------------------------------------------------
MULTI STATES--1.5%
 10,000,000     Centerline Equity Issuer Trust               6.000     04/30/2015    04/30/2015        10,667,100
-----------------------------------------------------------------------------------------------------------------
  6,000,000     Munimae TE Bond Subsidiary                   5.125     11/29/2049    09/30/2015 D       5,940,900
-----------------------------------------------------------------------------------------------------------------
  8,000,000     Munimae TE Bond Subsidiary                   5.300     11/29/2049    09/30/2015 D       7,982,800
-----------------------------------------------------------------------------------------------------------------
  3,000,000     Munimae TE Bond Subsidiary                   5.500     11/29/2049    09/30/2015 D       3,011,940
                                                                                                     ------------
                                                                                                        27,602,740

-----------------------------------------------------------------------------------------------------------------
NEBRASKA--0.3%
     50,000     Dawson County, NE Sanitation
                & Improvement District (IBP)                 5.250     02/01/2009    02/01/2009            50,033
-----------------------------------------------------------------------------------------------------------------
     35,000     Dawson County, NE Sanitation
                & Improvement District (IBP)                 5.550     02/01/2017    08/26/2015 C          34,255
-----------------------------------------------------------------------------------------------------------------
     10,000     NE Investment Finance Authority
                (Kearney Plaza)                              7.500     12/01/2023    01/01/2009 A          10,218
-----------------------------------------------------------------------------------------------------------------
      5,000     NE Investment Finance Authority
                (Multifamily Hsg.)                           6.000     12/01/2015    06/01/2008 A           5,002
-----------------------------------------------------------------------------------------------------------------
     30,000     NE Investment Finance Authority
                (Multifamily Hsg.)                           6.200     06/01/2028    06/01/2008 A          30,007
-----------------------------------------------------------------------------------------------------------------
     25,000     NE Investment Finance Authority
                (Single Family Hsg.)                         5.350     09/01/2032    03/01/2012 A          25,801
-----------------------------------------------------------------------------------------------------------------
    110,000     NE Investment Finance Authority
                (Single Family Hsg.)                         5.650     03/01/2028    03/01/2009 A         110,062

                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                              EFFECTIVE
      AMOUNT                                                     COUPON      MATURITY      MATURITY *            VALUE
----------------------------------------------------------------------------------------------------------------------
NEBRASKA Continued
$     75,000    NE Investment Finance Authority
                (Single Family Hsg.)                             6.300%    09/01/2020    03/01/2010 A    $      76,073
----------------------------------------------------------------------------------------------------------------------
     315,000    NE Student Loan (Nebhelp)                        6.000     06/01/2028    09/10/2008 A          320,141
----------------------------------------------------------------------------------------------------------------------
   5,060,000    NE Student Loan (Nebhelp)                        6.400     06/01/2013    03/02/2010 C        5,104,275
----------------------------------------------------------------------------------------------------------------------
     105,000    Sarpy County, NE Sanitation & Improvement
                Districts No. 179 (Eagle Crest)                  5.700     10/01/2021    10/01/2008 A          105,088
----------------------------------------------------------------------------------------------------------------------
      55,000    Scotts Bluff County, NE Hospital Authority
                (Regional West Medical Center)                   6.375     12/15/2008    06/15/2008 A           55,152
                                                                                                         -------------
                                                                                                             5,926,107

----------------------------------------------------------------------------------------------------------------------
NEVADA--1.0%
      75,000    Clark County, NV Improvement District
                (Hiko Springs)                                   5.400     12/15/2015    06/15/2008 A           75,436
----------------------------------------------------------------------------------------------------------------------
   1,725,000    Clark County, NV Industrial Devel.
                (Nevada Power Company)                           5.600     10/01/2030    10/01/2030          1,428,852
----------------------------------------------------------------------------------------------------------------------
     400,000    Clark County, NV Industrial Devel.
                (Southwest Gas Corp.)                            5.450     03/01/2038    03/01/2013 A          408,352
----------------------------------------------------------------------------------------------------------------------
      40,000    Director of the State of NV Dept. of Business
                & Industry (Las Vegas Monorail)                  5.375     01/01/2040    09/27/2037 C           32,638
----------------------------------------------------------------------------------------------------------------------
   5,200,000    Director of the State of NV Dept. of Business
                & Industry (Las Vegas Monorail) 1                5.625     01/01/2032    01/26/2031 C        4,579,172
----------------------------------------------------------------------------------------------------------------------
   2,500,000    Director of the State of NV Dept. of Business
                & Industry (Las Vegas Monorail)                  5.625     01/01/2034    07/15/2033 C        2,146,275
----------------------------------------------------------------------------------------------------------------------
   8,555,000    Las Vegas, NV Paiute Tribe, Series A 1           6.125     11/01/2012    05/30/2010 C        8,978,387
----------------------------------------------------------------------------------------------------------------------
     200,000    Las Vegas, NV Paiute Tribe, Series A             6.625     11/01/2017    11/01/2012 A          209,166
----------------------------------------------------------------------------------------------------------------------
     250,000    Las Vegas, NV Special Improvement District
                (Sumerlin Village)                               5.500     06/01/2015    06/01/2015            247,288
----------------------------------------------------------------------------------------------------------------------
     130,000    NV Hsg. Division (Campaige Place)                5.450     10/01/2018    10/01/2008 A          130,280
----------------------------------------------------------------------------------------------------------------------
      45,000    NV Hsg. Division (Multi-Unit Hsg.)               5.550     10/01/2028    07/28/2024 C           44,836
----------------------------------------------------------------------------------------------------------------------
     290,000    NV Hsg. Division (Multi-Unit Hsg.)               5.900     10/01/2016    04/01/2010 A          295,623
----------------------------------------------------------------------------------------------------------------------
       5,000    NV Hsg. Division (Single Family Mtg.)            5.300     04/01/2028    04/01/2009 A            5,048
----------------------------------------------------------------------------------------------------------------------
      15,000    NV Hsg. Division (Single Family Mtg.)            5.650     04/01/2022    11/10/2018 C           14,913
----------------------------------------------------------------------------------------------------------------------
      10,000    NV Hsg. Division (Single Family Mtg.),
                Series B                                         5.650     10/01/2021    10/01/2010 A           10,051
----------------------------------------------------------------------------------------------------------------------
      60,000    Washoe County, NV
                (Reno/Sparks Convention)                         5.600     07/01/2010    06/01/2008 A           60,143
----------------------------------------------------------------------------------------------------------------------
      50,000    Washoe County, NV GO                             5.250     06/01/2011    06/01/2008 A           50,100
----------------------------------------------------------------------------------------------------------------------
      15,000    Washoe, NV HFC
                (Washoe Mills Apartments)                        6.125     07/01/2022    06/01/2008 A           15,014
                                                                                                         -------------
                                                                                                            18,731,574

----------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--2.9%
      15,000    Manchester, NH Hsg. & Redevel. Authority,
                Series A                                         6.000     01/01/2011    01/01/2011             15,393
----------------------------------------------------------------------------------------------------------------------
   2,000,000    Manchester, NH Hsg. & Redevel. Authority,
                Series A 1                                       6.750     01/01/2014    01/01/2010 A        2,065,040

                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                              EFFECTIVE
      AMOUNT                                                     COUPON     MATURITY       MATURITY *            VALUE
----------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE Continued
$    300,000    NH Business Finance Authority
                (Pennichuck Water Works)                         6.300%    05/01/2022    05/01/2008 A    $     303,195
----------------------------------------------------------------------------------------------------------------------
  10,000,000    NH Business Finance Authority
                (Public Service Company of New Hampshire) 1      6.000     05/01/2021    05/01/2008 A       10,214,200
----------------------------------------------------------------------------------------------------------------------
  31,600,000    NH Business Finance Authority
                (Public Service Company of New Hampshire)        6.000     05/01/2021    05/01/2008 A       32,271,184
----------------------------------------------------------------------------------------------------------------------
     200,000    NH Business Finance Authority
                (Public Service Company of New Hampshire)        6.000     05/01/2021    05/01/2012 A          193,398
----------------------------------------------------------------------------------------------------------------------
     210,000    NH HE&HFA (Dartmouth College)                    5.450     06/01/2025    06/01/2008 A          210,256
----------------------------------------------------------------------------------------------------------------------
     130,000    NH HE&HFA (Dartmouth College)                    5.550     06/01/2023    06/01/2008 A          131,390
----------------------------------------------------------------------------------------------------------------------
     125,000    NH HE&HFA (Franklin Pierce College)              5.250     10/01/2018    11/08/2016 C          116,988
----------------------------------------------------------------------------------------------------------------------
     150,000    NH HE&HFA (New Hampton School)                   5.250     10/01/2018    09/03/2014 C          148,392
----------------------------------------------------------------------------------------------------------------------
       5,000    NH HFA                                           6.125     01/01/2018    07/01/2008 A            5,143
----------------------------------------------------------------------------------------------------------------------
      60,000    NH HFA (Prescott Hills Apartments)               6.150     07/01/2040    01/01/2010 A           60,368
----------------------------------------------------------------------------------------------------------------------
     200,000    NH HFA (Single Family Mtg.)                      5.200     01/01/2024    07/01/2013 A          202,142
----------------------------------------------------------------------------------------------------------------------
      10,000    NH HFA (Single Family Mtg.)                      5.450     07/01/2021    01/01/2012 A           10,068
----------------------------------------------------------------------------------------------------------------------
      75,000    NH HFA (Single Family Mtg.)                      5.850     07/01/2017    07/01/2009 A           77,013
----------------------------------------------------------------------------------------------------------------------
   5,225,000    NH HFA (Single Family Mtg.)                      5.875     07/01/2021    03/01/2010 B        5,436,142
----------------------------------------------------------------------------------------------------------------------
      60,000    NH HFA (Single Family Mtg.)                      6.150     07/01/2029    12/01/2011 A           61,576
----------------------------------------------------------------------------------------------------------------------
     865,000    NH HFA (Single Family Mtg.)                      6.300     07/01/2031    01/01/2012 A          897,161
----------------------------------------------------------------------------------------------------------------------
   1,000,000    NH IDA (Connecticut Light
                & Power Company)                                 5.900     11/01/2016    11/01/2008 A        1,012,660
----------------------------------------------------------------------------------------------------------------------
      35,000    NH IDA (Connecticut Light
                & Power Company)                                 5.900     08/01/2018    10/01/2012 A           35,560
                                                                                                         -------------
                                                                                                            53,467,269

----------------------------------------------------------------------------------------------------------------------
NEW JERSEY--2.5%
  14,000,000    NJ EDA (Cigarette Tax) 1                         5.625     06/15/2019    06/15/2010 A       14,025,900
----------------------------------------------------------------------------------------------------------------------
   3,500,000    NJ EDA (Continental Airlines)                    6.625     09/15/2012     09/15/2012         3,419,745
----------------------------------------------------------------------------------------------------------------------
   4,450,000    NJ EDA (Trigen-Trenton District
                Energy Company)                                  6.200     12/01/2010    06/01/2008 A        4,458,010
----------------------------------------------------------------------------------------------------------------------
   6,615,000    NJ Health Care Facilities Financing Authority
                (Deborah Heart & Lung Center)                    6.200     07/01/2013    07/01/2008 A        6,624,063
----------------------------------------------------------------------------------------------------------------------
     645,000    NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)                     7.250     07/01/2014    10/05/2011 C          644,994
----------------------------------------------------------------------------------------------------------------------
   2,560,000    NJ Higher Education Student Assistance
                Authority (Student Loan)                         6.000     06/01/2015    06/01/2010 A        2,667,418
----------------------------------------------------------------------------------------------------------------------
   5,945,000    NJ Tobacco Settlement Financing Corp. 7          4.500     06/01/2023    11/06/2011 B        5,395,385
----------------------------------------------------------------------------------------------------------------------
     155,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                           6.000     06/01/2037    06/01/2012 A          174,164
----------------------------------------------------------------------------------------------------------------------
   8,695,000    Union County, NJ Utilities Authority
                (Ogden Martin Systems of Union) 7                5.375     06/01/2013    06/01/2008 A        8,812,904
                                                                                                         -------------
                                                                                                            46,222,583

                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STTEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                         EFFECTIVE
         AMOUNT                                               COUPON        MATURITY     MATURITY *           VALUE
-------------------------------------------------------------------------------------------------------------------
NEW MEXICO--2.5%
$     3,500,000   Bernalillo County, NM Multifamily Hsg.
                  (Mountain View)                              7.500%     09/20/2033    09/20/2008 A   $  3,686,690
-------------------------------------------------------------------------------------------------------------------
         30,000   Farmington, NM Hospital (San Juan Medical
                  Center/Interface, Inc. Obligated Group)      5.000      06/01/2016    06/01/2008 A         30,050
-------------------------------------------------------------------------------------------------------------------
      1,175,000   Farmington, NM Pollution Control             5.800      04/01/2022    04/01/2022        1,161,159
-------------------------------------------------------------------------------------------------------------------
      3,045,000   Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)       5.700      12/01/2016    06/01/2008 A      3,082,788
-------------------------------------------------------------------------------------------------------------------
      6,975,000   Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)       5.800      04/01/2022    04/01/2022        6,892,835
-------------------------------------------------------------------------------------------------------------------
        300,000   Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)       5.800      04/01/2022    04/01/2022          296,466
-------------------------------------------------------------------------------------------------------------------
     10,125,000   Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)       6.300      12/01/2016    12/01/2008 A     10,149,705
-------------------------------------------------------------------------------------------------------------------
      2,000,000   Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)       6.300      12/01/2016    12/01/2008 A      2,004,880
-------------------------------------------------------------------------------------------------------------------
      4,235,000   Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)       6.375      04/01/2022    04/01/2009 A      4,254,269
-------------------------------------------------------------------------------------------------------------------
     12,000,000   Farmington, NM Pollution Control
                  (Tucson Electric Power Company)              6.950      10/01/2020    10/01/2009 A     12,118,560
-------------------------------------------------------------------------------------------------------------------
        160,000   Hobbs, NM Health Facilities
                  (Evangelical Lutheran Good
                  Samaritan Society)                           5.500      05/01/2026    05/01/2008 A        159,998
-------------------------------------------------------------------------------------------------------------------
         20,000   Jemez Mountain, NM Public School
                  District No. 53                              5.700      11/01/2009    05/01/2008 A         20,048
-------------------------------------------------------------------------------------------------------------------
         25,000   NM Mtg. Finance Authority
                  (Bluffs at Tierra Contenta)                  5.200      01/01/2019    01/01/2009 A         25,051
-------------------------------------------------------------------------------------------------------------------
         15,000   NM Mtg. Finance Authority
                  (Rio Volcan Apartments)                      5.650      07/01/2018    07/01/2009 A         15,107
-------------------------------------------------------------------------------------------------------------------
         30,000   NM Mtg. Finance Authority
                  (Single Family Mtg.)                         5.000      09/01/2022    03/01/2012 A         30,243
-------------------------------------------------------------------------------------------------------------------
         15,000   NM Mtg. Finance Authority
                  (Single Family Mtg.)                         5.350      07/01/2023    07/01/2010 A         15,154
-------------------------------------------------------------------------------------------------------------------
      1,335,000   NM Mtg. Finance Authority
                  (Single Family Mtg.)                         5.850      01/01/2037    12/01/2011 B      1,366,359
-------------------------------------------------------------------------------------------------------------------
          5,000   NM Mtg. Finance Authority
                  (Single Family Mtg.)                         5.875      09/01/2021    03/01/2010 A          5,062
-------------------------------------------------------------------------------------------------------------------
          5,000   NM Mtg. Finance Authority
                  (Single Family Mtg.)                         6.000      01/01/2029    01/01/2010 A          5,112
-------------------------------------------------------------------------------------------------------------------
        225,000   NM Regional Hsg. Authority
                  (Washington Place Apartments)                5.500      08/15/2020    10/30/2017 C        213,656
-------------------------------------------------------------------------------------------------------------------
         15,000   Santa Fe, NM Single Family Mtg.
                  (FNMA & GNMA Mtg. Backed Securities),
                  Series A                                     6.300      11/01/2028    05/01/2008 A         15,005
-------------------------------------------------------------------------------------------------------------------
        125,000   Villa Hermosa, NM Affordable Hsg. Corp.
                  (Villa Hermosa Apartments)                   5.900      05/20/2027    05/20/2011 A        126,251
                                                                                                        -----------
                                                                                                         45,674,448


                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      PRINCIPAL                                                                         EFFECTIVE
         AMOUNT                                               COUPON        MATURITY     MATURITY *           VALUE
-------------------------------------------------------------------------------------------------------------------
NEW YORK--0.6%
$    10,000,000   NY Tobacco Settlement Financing Corp.,
                      Series B 2                               5.500%     06/01/2017    06/01/2011 A   $ 10,354,100
-------------------------------------------------------------------------------------------------------------------

NORTH CAROLINA--1.1%
      6,000,000   Charlotte, NC Douglas International
                  Airport, Series B 7                          6.000      07/01/2024    07/01/2009 A      6,098,520
-------------------------------------------------------------------------------------------------------------------
      4,000,000   Charlotte, NC Douglas International
                  Airport, Series B 7                          6.000      07/01/2028    07/01/2009 A      4,046,520
-------------------------------------------------------------------------------------------------------------------
        115,000   NC Eastern Municipal Power Agency            5.750      01/01/2026    07/01/2012 A        115,205
-------------------------------------------------------------------------------------------------------------------
        415,000   NC Eastern Municipal Power Agency,
                   Series B                                    5.500      01/01/2017    07/01/2008 A        415,311
-------------------------------------------------------------------------------------------------------------------
         75,000   NC Eastern Municipal Power Agency,
                   Series B                                    5.500      01/01/2021    07/01/2008 A         75,121
-------------------------------------------------------------------------------------------------------------------
        165,000   NC Eastern Municipal Power Agency,
                   Series B                                    5.500      01/01/2021    07/01/2008 A        165,054
-------------------------------------------------------------------------------------------------------------------
      1,215,000   NC Eastern Municipal Power Agency,
                   Series B                                    5.500      01/01/2021    07/01/2008 A      1,214,891
-------------------------------------------------------------------------------------------------------------------
         30,000   NC Eastern Municipal Power Agency,
                   Series B                                    6.250      01/01/2023    07/01/2008 A         30,025
-------------------------------------------------------------------------------------------------------------------
      3,480,000   NC HFA                                       5.750      03/01/2017    03/01/2009 A      3,585,966
-------------------------------------------------------------------------------------------------------------------
      2,160,000   NC HFA                                       6.000      07/01/2016    07/01/2009 A      2,184,365
-------------------------------------------------------------------------------------------------------------------
         15,000   NC HFA (Single Family)                       5.350      09/01/2028    09/01/2008 A         15,585
-------------------------------------------------------------------------------------------------------------------
        110,000   NC HFA (Single Family)                       5.600      09/01/2019    09/01/2008 A        113,809
-------------------------------------------------------------------------------------------------------------------
      1,565,000   NC HFA (Single Family)                       6.250      03/01/2028    09/01/2008 A      1,645,942
                                                                                                       ------------
                                                                                                         19,706,314

-------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
         60,000   Fargo, ND Health System (Meritcare
                  Hospital/Meritcare Med Group
                  Obligated Group)                             5.375      06/01/2027    06/01/2008 A         60,625
-------------------------------------------------------------------------------------------------------------------
         50,000   Mercer County, ND Pollution Control
                  (Northwestern Public Service Company)        5.850      06/01/2023    06/01/2008 A         50,050
-------------------------------------------------------------------------------------------------------------------
        100,000   ND Board of Higher Education Student
                  Services Facilities                          5.500      08/01/2023    09/09/2021 C         95,072
-------------------------------------------------------------------------------------------------------------------
         10,000   ND HFA                                       5.150      01/01/2019    01/01/2011 A         10,192
-------------------------------------------------------------------------------------------------------------------
         60,000   ND HFA (Home Mtg.)                           5.150      07/01/2014    07/01/2010 A         60,821
-------------------------------------------------------------------------------------------------------------------
         15,000   ND HFA (Home Mtg.)                           5.850      07/01/2028    07/01/2009 A         15,011
-------------------------------------------------------------------------------------------------------------------
         75,000   ND HFA (Home Mtg.)                           5.950      07/01/2017    07/01/2009 A         77,012
-------------------------------------------------------------------------------------------------------------------
        145,000   ND HFA, Series B                             5.300      07/01/2024    07/01/2012 A        148,132
-------------------------------------------------------------------------------------------------------------------
         25,000   ND HFA, Series C                             5.650      07/01/2013    07/01/2010 A         25,613
-------------------------------------------------------------------------------------------------------------------
         15,000   ND HFA, Series F                             5.550      01/01/2012    01/01/2010 A         15,327
-------------------------------------------------------------------------------------------------------------------
        160,000   Oliver County, ND Pollution Control
                  (Square Butte Electric Cooperative)          5.300      01/01/2027    01/01/2011 A        161,288
-------------------------------------------------------------------------------------------------------------------
         50,000   Oliver County, ND Solid Waste
                  (Square Butte Electric Cooperative)          5.450      01/01/2024    01/01/2011 A         50,122
-------------------------------------------------------------------------------------------------------------------
         55,000   Williston, ND Health Facilities
                  (Catholic Health Corp.)                      5.500      11/15/2014    05/15/2008 A         55,120
                                                                                                       ------------
                                                                                                            824,385

                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      PRINCIPAL                                                                          EFFECTIVE
         AMOUNT                                               COUPON        MATURITY    MATURITY *            VALUE
-------------------------------------------------------------------------------------------------------------------
OHIO--6.3%
$       100,000   Adams County, OH Valley Local
                  School District                              5.250%     12/01/2021    06/01/2008 A   $    100,126
-------------------------------------------------------------------------------------------------------------------
         70,000   Akron, OH Economic Devel.                    5.000      12/01/2018    12/01/2009 A         71,301
-------------------------------------------------------------------------------------------------------------------
      5,000,000   Buckeye, OH Tobacco Settlement Financing
                  Authority (TASC)                             0.000 4    06/01/2037    01/06/2023 C      3,431,900
-------------------------------------------------------------------------------------------------------------------
     60,500,000   Buckeye, OH Tobacco Settlement Financing
                  Authority (TASC)                             5.125      06/01/2024    03/22/2013 B     56,609,245
-------------------------------------------------------------------------------------------------------------------
      3,095,000   Buckeye, OH Tobacco Settlement Financing
                  Authority (TASC)                             5.375      06/01/2024    03/22/2013 B      2,976,771
-------------------------------------------------------------------------------------------------------------------
     13,000,000   Buckeye, OH Tobacco Settlement Financing
                  Authority (TASC) 10                          7.550 11   06/01/2024    03/22/2013 B     11,328,200
-------------------------------------------------------------------------------------------------------------------
         70,000   Centerville, OH GO                           5.625      12/01/2026    06/01/2008 A         70,179
-------------------------------------------------------------------------------------------------------------------
        395,000   Cleveland, OH Airport (Continental
                   Airlines) 1                                 5.500      12/01/2008    06/05/2008 C        391,453
-------------------------------------------------------------------------------------------------------------------
         50,000   Columbus, OH Sewer Improvement Bonds         6.000      09/15/2010    09/15/2008 A         50,329
-------------------------------------------------------------------------------------------------------------------
         10,000   Cuyahoga County, OH Hospital (University
                  Hospitals of Cleveland)                      9.000      06/01/2011    06/01/2008 A         10,975
-------------------------------------------------------------------------------------------------------------------
      1,250,000   Cuyahoga County, OH Hospital Facilities
                  (Canton)                                     7.500      01/01/2030    07/01/2010 A      1,341,138
-------------------------------------------------------------------------------------------------------------------
         50,000   Dayton, OH Special Facilities
                  (EAFC/EWA Obligated Group)                   5.625      02/01/2018    08/01/2008 A         51,058
-------------------------------------------------------------------------------------------------------------------
        100,000   Franklin County, OH Mtg.
                  (Gateway Apartment Homes)                    5.800      12/20/2028    12/20/2013 A        101,573
-------------------------------------------------------------------------------------------------------------------
         20,000   Franklin County, OH Mtg.
                  (Villas at St. Therese)                      5.500      07/01/2021    07/01/2010 A         20,027
-------------------------------------------------------------------------------------------------------------------
      3,845,000   Franklin County, OH Multifamily
                  (Wellington Hsg. Partners)                   5.400      02/20/2043    07/07/2035 C      3,604,764
-------------------------------------------------------------------------------------------------------------------
      1,880,000   Grove City, OH Tax Increment Financing       5.125      12/01/2016    06/12/2013 C      1,789,440
-------------------------------------------------------------------------------------------------------------------
         25,000   Lake County, OH Sewer District
                  Improvements                                 5.850      12/01/2016    06/01/2008 A         25,321
-------------------------------------------------------------------------------------------------------------------
        425,000   Lucas County, OH GO                          6.500      12/01/2016    06/01/2008 A        430,614
-------------------------------------------------------------------------------------------------------------------
        200,000   Lucas County, OH Hospital
                  (Toledo Hospital/Flower Hospital
                  Obligated Group)                             5.750      11/15/2011    05/15/2008 A        202,364
-------------------------------------------------------------------------------------------------------------------
         20,000   Miamisburg, OH (Municipal Golf Course)       5.100      12/01/2021    06/01/2008 A         20,024
-------------------------------------------------------------------------------------------------------------------
         40,000   Middletown, OH GO                            6.050      12/01/2013    06/01/2008 A         40,038
-------------------------------------------------------------------------------------------------------------------
         25,000   Montgomery County, OH Multifamily
                  Hsg. (Creekside Villas)                      6.000      09/01/2031    09/01/2009 A         25,086
-------------------------------------------------------------------------------------------------------------------
         30,000   Muskingum County, OH Hospital Facilities
                  (FSCCHM)                                     5.375      02/15/2012    08/15/2008 A         30,064
-------------------------------------------------------------------------------------------------------------------
         50,000   OH Capital Corp. for Hsg. (The Conifers)     6.300      06/01/2028    06/01/2008 A         51,374
-------------------------------------------------------------------------------------------------------------------
        460,000   OH Economic Devel. (Astro Instrumentation) 1 5.450      06/01/2022    06/01/2014 A        469,858
-------------------------------------------------------------------------------------------------------------------
         10,000   OH Economic Devel. (Enterprise Bond Fund)    6.500      12/01/2009    06/01/2008 A         10,022
-------------------------------------------------------------------------------------------------------------------
        240,000   OH Environmental Facilities
                  (Ford Motor Company)                         5.950      09/01/2029    09/01/2029          208,769

                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STTEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

          PRINCIPAL                                                                         EFFECTIVE
             AMOUNT                                               COUPON       MATURITY    MATURITY *                VALUE
--------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$            45,000   OH HFA                                       5.250%    09/01/2030    09/01/2010 A    $        46,265
--------------------------------------------------------------------------------------------------------------------------
              5,000   OH HFA                                       5.750     09/01/2030    07/01/2009 A              5,059
--------------------------------------------------------------------------------------------------------------------------
          8,750,000   OH HFA (Residential Mtg.)                    5.625     03/01/2032    04/17/2009 B          9,043,300
--------------------------------------------------------------------------------------------------------------------------
          6,495,000   OH HFA, Series D                             5.450     09/01/2031    05/16/2009 B          6,661,077
--------------------------------------------------------------------------------------------------------------------------
             60,000   OH Water Devel. Authority                    9.375     12/01/2010    06/01/2008 A             65,018
--------------------------------------------------------------------------------------------------------------------------
             10,000   Pleasant, OH Local School District           5.100     12/01/2018    06/01/2008 A             10,012
--------------------------------------------------------------------------------------------------------------------------
          1,965,000   Port of Greater Cincinnati, OH Devel.
                      Authority (Public Parking Infrastructure)    6.300     02/15/2024    12/19/2017 C          1,927,213
--------------------------------------------------------------------------------------------------------------------------
          1,950,000   Port of Greater Cincinnati, OH Devel.
                      Authority (Public Parking Infrastructure)    6.400     02/15/2034    02/27/2030 C          1,874,886
--------------------------------------------------------------------------------------------------------------------------
            125,000   Reynoldsburg, OH Health Care Facilities
                      (Wesley Ridge)                               6.150     10/20/2038    04/20/2008 A            127,718
--------------------------------------------------------------------------------------------------------------------------
            215,000   Scioto County, OH Marine Terminal
                       Facility
                      (Norfolk & Western Railway Company)          5.300     08/15/2013    11/19/2008 A            219,326
--------------------------------------------------------------------------------------------------------------------------
             35,000   Toledo, OH Multifamily Hsg.
                      (Commodore Perry)                            5.450     12/01/2028    01/09/2027 C             33,798
--------------------------------------------------------------------------------------------------------------------------
             40,000   Toledo, OH Multifamily Hsg.
                      (Hillcrest Apartments)                       5.250     12/01/2018    12/01/2010 A             40,223
--------------------------------------------------------------------------------------------------------------------------
          1,005,000   Toledo-Lucas County, OH Convention
                      & Visitor's Bureau                           5.700     10/01/2015    10/01/2008 A          1,017,462
--------------------------------------------------------------------------------------------------------------------------
          7,495,000   Toledo-Lucas County, OH Port Authority
                      (Bax Global)                                 6.250     11/01/2013    08/25/2011 C          7,423,423
--------------------------------------------------------------------------------------------------------------------------
          1,140,000   Tuscarawas County, OH
                      (Union Hospital Assoc.) 7                    6.375     10/01/2011    10/01/2008 A          1,142,280
--------------------------------------------------------------------------------------------------------------------------
          1,470,000   Tuscarawas County, OH
                      (Union Hospital Assoc.) 7                    6.500     10/01/2021    10/01/2008 A          1,471,485
--------------------------------------------------------------------------------------------------------------------------
             25,000   University of Cincinnati, OH COP             5.500     06/01/2013    06/01/2008 A             25,055
--------------------------------------------------------------------------------------------------------------------------
             90,000   Wadsworth, OH Hsg. Devel. Corp.
                      (Medina Hsg.)                                6.200     03/01/2020    05/21/2017 C             84,550
                                                                                                           ---------------
                                                                                                               114,680,163

--------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--0.3%
            660,000   Ardmore, OK Devel. Authority Tax             5.000     11/01/2010    12/12/2008 C            664,660
--------------------------------------------------------------------------------------------------------------------------
             85,000   Cherokee County, OK EDA
                      (NSU Student Hsg.)                           5.250     12/01/2034    06/03/2030 C             69,634
--------------------------------------------------------------------------------------------------------------------------
             65,000   Edmond, OK EDA Student Hsg.
                      (Collegiate Hsg. Foundation)                 5.375     12/01/2019    04/10/2016 C             63,024
--------------------------------------------------------------------------------------------------------------------------
            115,000   OK HFA (Single Family Homeownership
                      Loan Program)                                5.300     09/01/2026    07/12/2024 C            113,927
--------------------------------------------------------------------------------------------------------------------------
             15,000   OK HFA (Single Family Homeownership
                      Loan Program)                                5.400     09/01/2022    07/21/2010 B             15,034
--------------------------------------------------------------------------------------------------------------------------
            110,000   OK HFA (Single Family Homeownership
                      Loan Program)                                5.500     09/01/2028    01/27/2026 C            108,930
--------------------------------------------------------------------------------------------------------------------------
             30,000   OK HFA (Single Family Homeownership
                      Loan Program)                                5.750     03/01/2029    09/01/2008 B             30,310

                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

          PRINCIPAL                                                                  EFFECTIVE
             AMOUNT                                          COUPON      MATURITY   MATURITY *               VALUE
------------------------------------------------------------------------------------------------------------------
OKLAHOMA Continued
$            95,000   OK HFA (Single Family
                      Homeownership Loan Program)             5.850%   09/01/2020   03/01/2011 A    $       96,188
------------------------------------------------------------------------------------------------------------------
             15,000   OK HFA (Single Family
                      Homeownership Loan Program)             6.200    09/01/2028   03/01/2010 A            15,258
------------------------------------------------------------------------------------------------------------------
            485,000   OK HFA (Single Family
                      Homeownership Loan Program)             6.400    09/01/2030   03/01/2010 A           491,281
------------------------------------------------------------------------------------------------------------------
            410,000   OK HFA (Single Family
                      Homeownership Loan Program)             6.550    03/01/2029   08/01/2008 B           416,064
------------------------------------------------------------------------------------------------------------------
             30,000   OK HFA (Single Family Mtg.)             5.250    03/01/2022   03/01/2012 A            30,913
------------------------------------------------------------------------------------------------------------------
             15,000   OK HFA (Single Family Mtg.)             5.350    09/01/2020   09/01/2010 A            15,089
------------------------------------------------------------------------------------------------------------------
             10,000   OK HFA (Single Family Mtg.)             5.350    09/01/2025   03/01/2013 A            10,109
------------------------------------------------------------------------------------------------------------------
             45,000   OK HFA (Single Family Mtg.)             5.400    09/01/2029   12/27/2027 C            43,790
------------------------------------------------------------------------------------------------------------------
             10,000   OK Industries Authority
                      (IBMC/ISOCHC/IRH Obligated Group)       5.000    08/15/2014   08/15/2008 A            10,075
------------------------------------------------------------------------------------------------------------------
            205,000   Oklahoma County, OK HFA
                      (Single Family Mtg.)                    5.950    10/01/2035   02/01/2022 A           207,868
------------------------------------------------------------------------------------------------------------------
          1,240,000   Oklahoma County, OK HFA
                      (Single Family Mtg.)                    5.950    10/01/2035   02/01/2022 A         1,304,319
------------------------------------------------------------------------------------------------------------------
          2,435,000   Oklahoma County, OK HFA
                      (Single Family Mtg.)                    6.600    10/01/2035   02/01/2017 A         2,532,254
------------------------------------------------------------------------------------------------------------------
             10,000   Tulsa, OK Municipal Airport Trust
                      (American Airlines)                     6.250    06/01/2020   06/01/2020               9,272
                                                                                                    --------------
                                                                                                         6,247,999

------------------------------------------------------------------------------------------------------------------
OREGON--0.2%
             10,000   Brooks, OR Community Sewer District     7.000    06/01/2009   06/01/2008 A            10,075
------------------------------------------------------------------------------------------------------------------
             25,000   Newberg, OR Public Safety               5.250    12/01/2012   06/01/2008 A            25,054
------------------------------------------------------------------------------------------------------------------
             75,000   Northern Wasco County, OR People's
                      Utility District (Bonneville Power
                      Administration)                         5.200    12/01/2024   06/01/2008 A            75,083
------------------------------------------------------------------------------------------------------------------
             15,000   OR Bond Bank (Economic Devel. Dept.)    5.500    01/01/2013   01/01/2009 A            15,029
------------------------------------------------------------------------------------------------------------------
             45,000   OR Bond Bank (Economic Devel. Dept.)    6.000    01/01/2015   07/01/2008 A            45,131
------------------------------------------------------------------------------------------------------------------
             25,000   OR GO                                   5.375    08/01/2028   02/21/2024 C            24,341
------------------------------------------------------------------------------------------------------------------
             40,000   OR GO (Elderly & Disabled Hsg.)         5.450    08/01/2012   08/01/2008 A            40,073
------------------------------------------------------------------------------------------------------------------
             35,000   OR GO (Elderly & Disabled Hsg.)         5.450    08/01/2013   08/01/2008 A            35,057
------------------------------------------------------------------------------------------------------------------
             20,000   OR GO (Elderly & Disabled Hsg.)         5.550    08/01/2016   08/01/2008 A            20,014
------------------------------------------------------------------------------------------------------------------
             25,000   OR GO (Elderly & Disabled Hsg.)         5.600    08/01/2019   08/01/2008 A            25,010
------------------------------------------------------------------------------------------------------------------
             30,000   OR GO (Elderly & Disabled Hsg.)         5.700    08/01/2016   08/01/2008 A            30,098
------------------------------------------------------------------------------------------------------------------
             15,000   OR GO (Elderly & Disabled Hsg.)         6.200    08/01/2020   08/01/2008 A            15,011
------------------------------------------------------------------------------------------------------------------
             35,000   OR GO (Elderly & Disabled Hsg.)         6.300    08/01/2026   08/01/2008 A            35,022
------------------------------------------------------------------------------------------------------------------
            320,000   OR GO (Veterans Welfare)                6.000    04/01/2032   04/01/2010 A           323,594
------------------------------------------------------------------------------------------------------------------
             20,000   OR Health & Science University          5.250    07/01/2015   07/01/2008 A            20,107
------------------------------------------------------------------------------------------------------------------
             50,000   OR Hsg. & Community Services Dept.
                      (Multifamily)                           5.700    07/01/2029   07/01/2009 A            50,043

                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

          PRINCIPAL                                                                     EFFECTIVE
             AMOUNT                                            COUPON      MATURITY    MATURITY *             VALUE
-------------------------------------------------------------------------------------------------------------------
OREGON Continued
$            10,000   OR Hsg. & Community Services Dept.
                      (Multifamily), Series A                   5.100%   07/01/2021    04/14/2020 C   $       9,966
-------------------------------------------------------------------------------------------------------------------
            210,000   OR Hsg. & Community Services Dept.
                      (Multifamily), Series A                   5.950    07/01/2030    07/01/2010 A         210,590
-------------------------------------------------------------------------------------------------------------------
             50,000   OR Hsg. & Community Services Dept.
                      (Multifamily), Series A                   6.050    07/01/2042    07/01/2010 A          50,026
-------------------------------------------------------------------------------------------------------------------
             70,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series A            5.800    07/01/2016    07/01/2008 A          71,691
-------------------------------------------------------------------------------------------------------------------
             25,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series A            6.000    07/01/2011    07/01/2008 A          25,040
-------------------------------------------------------------------------------------------------------------------
              5,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series A            6.200    07/01/2027    07/01/2009 A           5,039
-------------------------------------------------------------------------------------------------------------------
             10,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series B            5.200    07/01/2009    07/01/2008 A          10,196
-------------------------------------------------------------------------------------------------------------------
             30,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series B            5.450    07/01/2029    09/15/2008 B          30,649
-------------------------------------------------------------------------------------------------------------------
            245,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series B            5.750    07/01/2025    10/13/2008 B         247,592
-------------------------------------------------------------------------------------------------------------------
             10,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series B            6.200    07/01/2027    07/01/2008 A          10,014
-------------------------------------------------------------------------------------------------------------------
              5,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series C            6.400    07/01/2026    07/01/2008 A           5,004
-------------------------------------------------------------------------------------------------------------------
             20,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series E            6.000    07/01/2027    07/01/2008 A          20,489
-------------------------------------------------------------------------------------------------------------------
             30,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series F            5.250    07/01/2022    12/15/2009 B          31,475
-------------------------------------------------------------------------------------------------------------------
            220,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series F            5.650    07/01/2028    07/01/2009 A         222,603
-------------------------------------------------------------------------------------------------------------------
             75,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series H            5.650    07/01/2028    07/01/2009 A          75,056
-------------------------------------------------------------------------------------------------------------------
             45,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series H            6.000    07/01/2027    07/01/2008 A          45,042
-------------------------------------------------------------------------------------------------------------------
             10,000   OR Hsg. & Community Services Dept.
                      (Single Family Mtg.), Series M            5.700    07/01/2011    07/01/2009 A          10,222
-------------------------------------------------------------------------------------------------------------------
            120,000   OR Hsg. & Community Services Dept.,
                      Series B                                  5.900    07/01/2019    07/01/2009 A         121,013
-------------------------------------------------------------------------------------------------------------------
             25,000   Port of Portland, OR Airport (Portland
                      International Airport)                    5.500    07/01/2018    07/01/2009 A          25,372
-------------------------------------------------------------------------------------------------------------------
             55,000   Port Umatilla, OR Water                   6.375    08/01/2009    08/01/2008 A          55,667
-------------------------------------------------------------------------------------------------------------------
             60,000   Port Umatilla, OR Water                   6.450    08/01/2014    08/01/2008 A          60,745
-------------------------------------------------------------------------------------------------------------------
          1,000,000   Western Generation, OR Agency
                      Cogeneration (Wauna Cogeneration)         5.000    01/01/2016    03/24/2015 C         967,790
                                                                                                      -------------
                                                                                                          3,100,023

                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

          PRINCIPAL                                                                     EFFECTIVE
             AMOUNT                                            COUPON      MATURITY    MATURITY *             VALUE
-------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--2.2%
$         5,620,000   Carbon County, PA IDA
                      (Panther Creek Partners) 1                6.650%   05/01/2010    05/31/2009 C  $    5,712,224
-------------------------------------------------------------------------------------------------------------------
              5,000   Lycoming County, PA Hospital Authority
                      (Divine Providence Hospital)              5.375    11/15/2010    05/15/2008 A           5,011
-------------------------------------------------------------------------------------------------------------------
         12,300,000   PA EDFA (National Gypsum Company)         6.125    11/02/2027    11/02/2027        10,975,413
-------------------------------------------------------------------------------------------------------------------
          8,120,000   PA EDFA (National Gypsum Company)         6.250    11/01/2027    11/01/2027         7,351,523
-------------------------------------------------------------------------------------------------------------------
          3,200,000   PA EDFA (Northampton Generating)          6.400    01/01/2009    01/01/2009         3,199,840
-------------------------------------------------------------------------------------------------------------------
          2,000,000   PA EDFA (Northampton Generating)          6.500    01/01/2013    07/01/2008 A       2,026,660
-------------------------------------------------------------------------------------------------------------------
         10,000,000   PA HEFA (MCP/HUHS/AUS Obligated
                      Group) 5                                  5.875    11/15/2016    11/15/2008 A      10,000,700
-------------------------------------------------------------------------------------------------------------------
            465,000   Philadelphia, PA Authority for
                      Industrial
                      Devel. (Cathedral Village)                4.750    04/01/2034    07/02/2024 C         454,910
-------------------------------------------------------------------------------------------------------------------
             25,000   Philadelphia, PA Authority for
                      Industrial
                      Devel. (Philadelphia Airport)             5.000    07/01/2015    07/01/2008 A          25,279
                                                                                                      -------------
                                                                                                         39,751,560

-------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.5%
          3,500,000   Central Falls, RI Detention Facility      6.750    01/15/2013    05/17/2011 C       3,540,075
-------------------------------------------------------------------------------------------------------------------
             25,000   Providence, RI Public Building
                      Authority, Series B                       5.500    12/15/2014    12/15/2008 A          25,304
-------------------------------------------------------------------------------------------------------------------
            225,000   RI Clean Water Finance Agency
                      (Triton Ocean)                            5.800    09/01/2022    09/01/2009 A         226,670
-------------------------------------------------------------------------------------------------------------------
             80,000   RI Health & Educational Building Corp.
                      (Johnson & Wales University)              6.100    04/01/2026    04/01/2008 A          80,143
-------------------------------------------------------------------------------------------------------------------
             50,000   RI Health & Educational Building Corp.
                      (Lifespan)                                5.250    05/15/2026    05/15/2009 A          50,170
-------------------------------------------------------------------------------------------------------------------
             25,000   RI Hsg. & Mtg. Finance Corp.
                      (Homeownership Opportunity)               5.200    04/01/2019    10/01/2009 A          25,113
-------------------------------------------------------------------------------------------------------------------
             30,000   RI Hsg. & Mtg. Finance Corp.
                      (Homeownership Opportunity)               5.400    10/01/2026    04/01/2008 A          31,012
-------------------------------------------------------------------------------------------------------------------
             25,000   RI Hsg. & Mtg. Finance Corp. (Rental
                      Hsg.)                                     5.375    04/01/2024    01/31/2021 C          24,831
-------------------------------------------------------------------------------------------------------------------
            105,000   RI Student Loan Authority                 6.450    12/01/2015    06/01/2008 A         105,344
-------------------------------------------------------------------------------------------------------------------
          1,370,000   RI Tobacco Settlement Financing Corp.
                      (TASC)                                    6.250    06/01/2042    06/20/2026 C       1,317,639
-------------------------------------------------------------------------------------------------------------------
        350,000,000   RI Tobacco Settlement Financing Corp.
                      (TASC)                                    6.950 3  06/01/2052    04/09/2028 C      13,779,500
-------------------------------------------------------------------------------------------------------------------
          3,240,000   RI Tobacco Settlement Financing Corp.
                      (TASC), Series A 1                        6.000    06/01/2023    01/12/2010 B       3,174,682
-------------------------------------------------------------------------------------------------------------------
         24,345,000   RI Tobacco Settlement Financing Corp.
                      (TASC), Series A 1                        6.125    06/01/2032    09/25/2018 C      23,755,364
                                                                                                      -------------
                                                                                                         46,135,847

-------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.3%
            215,000   Charleston County, SC Hospital
                      Facilities
                      (Medical Society Health)                  5.000    10/01/2022    04/01/2008 A         217,679
-------------------------------------------------------------------------------------------------------------------
            485,000   Charleston County, SC Hospital
                      Facilities
                      (Medical Society Health)                  5.500    10/01/2019    04/01/2008 A         492,066

                  62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

          PRINCIPAL                                                                             EFFECTIVE
             AMOUNT                                                     COUPON      MATURITY   MATURITY *              VALUE
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$            40,000   Charleston County, SC Hospital
                      Facilities (Medical Society Health)                6.000%   10/01/2009   04/01/2008 A   $       40,116
----------------------------------------------------------------------------------------------------------------------------
            110,000   Georgetown County, SC Environmental
                      Improvement (International Paper Company)          5.700    10/01/2021   10/01/2021            103,345
----------------------------------------------------------------------------------------------------------------------------
             15,000   Horry County, SC Airport                           5.700    07/01/2027   07/01/2009 A           15,056
----------------------------------------------------------------------------------------------------------------------------
             50,000   Laurens County, SC GO                              6.000    04/01/2008   04/01/2008             50,000
----------------------------------------------------------------------------------------------------------------------------
            760,000   Orangeburg County, SC Solid Waste
                      (South Carolina Electric & Gas Company)            5.700    11/01/2024   11/01/2024            759,954
----------------------------------------------------------------------------------------------------------------------------
            340,000   Piedmont, SC Municipal Power Agency                5.000    01/01/2025   07/01/2008 A          340,044
----------------------------------------------------------------------------------------------------------------------------
            110,000   Piedmont, SC Municipal Power Agency                5.250    01/01/2021   01/01/2011 A          110,102
----------------------------------------------------------------------------------------------------------------------------
          1,190,000   Richland County, SC Educational Facilities
                      (Benedict College)                                 6.250    07/01/2014   07/01/2011 A        1,199,746
----------------------------------------------------------------------------------------------------------------------------
          2,335,000   Richland County, SC Environmental
                      Improvement (International Paper Company)          6.100    04/01/2023   04/01/2023          2,305,906
----------------------------------------------------------------------------------------------------------------------------
          1,630,000   SC Connector 2000 Assoc. Toll Road, Series B       4.673 3  01/01/2011   01/01/2011          1,261,001
----------------------------------------------------------------------------------------------------------------------------
          1,735,000   SC Connector 2000 Assoc. Toll Road, Series B 1     5.604 3  01/01/2021   01/01/2021            556,848
----------------------------------------------------------------------------------------------------------------------------
            720,000   SC Connector 2000 Assoc. Toll Road, Series B       5.702 3  01/01/2026   01/01/2026            163,879
----------------------------------------------------------------------------------------------------------------------------
            725,000   SC Educational Facilities Authority
                      (Benedict College)                                 5.750    07/01/2017   07/01/2014 A          758,169
----------------------------------------------------------------------------------------------------------------------------
             25,000   SC GO                                              5.250    06/01/2009   06/01/2008 A           25,064
----------------------------------------------------------------------------------------------------------------------------
             25,000   SC GO                                              5.250    06/01/2010   06/01/2008 A           25,058
----------------------------------------------------------------------------------------------------------------------------
            485,000   SC Hsg. Finance & Devel. Authority                 5.875    07/01/2009   07/01/2009            491,421
----------------------------------------------------------------------------------------------------------------------------
             20,000   SC Hsg. Finance & Devel. Authority                 5.950    07/01/2029   05/01/2009 A           20,064
----------------------------------------------------------------------------------------------------------------------------
             90,000   SC Hsg. Finance & Devel. Authority, Series A       5.400    07/01/2021   01/01/2011 A           90,345
----------------------------------------------------------------------------------------------------------------------------
             50,000   SC Hsg. Finance & Devel. Authority, Series A       6.200    07/01/2015   05/01/2008 A           50,345
----------------------------------------------------------------------------------------------------------------------------
             25,000   SC Hsg. Finance & Devel. Authority, Series A-1     6.200    07/01/2009   07/01/2008 A           25,058
----------------------------------------------------------------------------------------------------------------------------
             10,000   SC Hsg. Finance & Devel. Authority, Series A-2     5.300    07/01/2019   07/01/2009 A           10,039
----------------------------------------------------------------------------------------------------------------------------
              5,000   SC Hsg. Finance & Devel. Authority, Series A-2     6.750    07/01/2026   07/01/2008 A            5,004
----------------------------------------------------------------------------------------------------------------------------
             10,000   SC Ports Authority                                 5.000    07/01/2017   07/01/2008 A           10,117
----------------------------------------------------------------------------------------------------------------------------
             25,000   SC Ports Authority                                 5.000    07/01/2018   07/01/2008 A           25,280
----------------------------------------------------------------------------------------------------------------------------
            160,000   SC Ports Authority                                 5.300    07/01/2026   07/01/2010 A          160,322
----------------------------------------------------------------------------------------------------------------------------
         14,030,000   SC Tobacco Settlement Management
                      Authority, Series B 1                              6.000    05/15/2022   06/05/2010 B       14,079,526
----------------------------------------------------------------------------------------------------------------------------
         15,475,000   SC Tobacco Settlement Management
                      Authority, Series B                                6.375    05/15/2028   05/15/2012 A       15,464,941
----------------------------------------------------------------------------------------------------------------------------
          2,205,000   SC Tobacco Settlement Management
                      Authority, Series B                                6.375    05/15/2030   04/28/2017 C        2,140,019
----------------------------------------------------------------------------------------------------------------------------
            130,000   SC Western Carolina Regional Sewer
                      Authority                                          5.500    03/01/2010   09/01/2009 A          136,565
----------------------------------------------------------------------------------------------------------------------------
             80,000   Spartanburg County, SC Health Services             5.300    04/15/2025   04/15/2008 A           80,067
----------------------------------------------------------------------------------------------------------------------------
             30,000   Spartanburg County, SC Health Services             5.500    04/15/2015   04/15/2008 A           30,064
----------------------------------------------------------------------------------------------------------------------------
             85,000   Spartanburg County, SC Health Services
                      District                                           5.750    04/15/2017   04/15/2008 A           86,057

                  63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

          PRINCIPAL                                                                         EFFECTIVE
             AMOUNT                                              COUPON        MATURITY    MATURITY *                  VALUE
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$           310,000   Spartanburg County, SC Health Services,
                      Series A                                    5.500%     04/15/2027    04/15/2008 A    $         313,413
                                                                                                           -----------------
                                                                                                                  41,642,680

----------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.9%
             20,000   Grant County, SD Pollution Control
                      (Northwestern Public Service Company)       5.900      06/01/2023    06/01/2008 A               20,032
----------------------------------------------------------------------------------------------------------------------------
             10,000   Grant County, SD Pollution Control
                      (Northwestern Public Service Company)       5.900      06/01/2023    06/01/2008 A               10,016
----------------------------------------------------------------------------------------------------------------------------
         16,240,000   SD Education Loans                          5.600      06/01/2020    06/01/2010 A           16,503,900
----------------------------------------------------------------------------------------------------------------------------
         10,460,000   SD Educational Enhancement Funding
                      Corp. Tobacco Settlement                    6.500      06/01/2032    09/12/2029 C           10,420,880
----------------------------------------------------------------------------------------------------------------------------
             45,000   SD H&EFA (Prairie Lakes Health Care
                      System)                                     5.650      04/01/2022    04/01/2010 A               45,263
----------------------------------------------------------------------------------------------------------------------------
          4,605,000   SD Hsg. Devel. Authority (Homeownership)    5.375      05/01/2018    11/01/2009 B            4,641,103
----------------------------------------------------------------------------------------------------------------------------
             40,000   SD Hsg. Devel. Authority (Homeownership)    5.375      05/01/2018    05/01/2010 A               40,221
----------------------------------------------------------------------------------------------------------------------------
          1,775,000   SD Hsg. Devel. Authority (Homeownership)    5.750      05/01/2031    11/01/2015 A            1,845,361
                                                                                                           -----------------
                                                                                                                  33,526,776

----------------------------------------------------------------------------------------------------------------------------
TENNESSEE--2.5%
             10,000   Blount County, TN Hospital, Series B        5.125      07/01/2019    01/23/2018 C                9,928
----------------------------------------------------------------------------------------------------------------------------
             50,000   Columbia, TN Electric System                5.625      09/01/2017    09/01/2008 A               50,122
----------------------------------------------------------------------------------------------------------------------------
          1,000,000   Maury County, TN Industrial Devel. Board
                      (Occidental Petroleum Corp.)                6.250      08/01/2018    08/01/2011 A            1,095,920
----------------------------------------------------------------------------------------------------------------------------
              5,000   Memphis, TN HFC (Saint's Court              6.000      09/01/2013    09/01/2008 A                5,009
                      Apartments)
----------------------------------------------------------------------------------------------------------------------------
             25,000   Memphis-Shelby County, TN Airport
                      Authority                                   6.000      03/01/2024    03/01/2010 A               25,399
----------------------------------------------------------------------------------------------------------------------------
         30,000,000   Memphis-Shelby County, TN Airport
                      Authority 7                                 6.125      03/01/2025    03/01/2011 A           30,456,900
----------------------------------------------------------------------------------------------------------------------------
            500,000   Metropolitan Government Nashville
                      & Davidson County, TN H&EFB
                      (Vanderbilt University)                     5.600      05/01/2016    05/01/2008 A              506,265
----------------------------------------------------------------------------------------------------------------------------
            110,000   Metropolitan Government Nashville
                      & Davidson County, TN Water & Sewer         5.500      01/01/2016    07/01/2008 A              110,147
----------------------------------------------------------------------------------------------------------------------------
             50,000   Shelby County, TN HE&HF (Christian
                      Brothers University)                        5.750      09/01/2012    09/01/2008 A               50,059
----------------------------------------------------------------------------------------------------------------------------
          2,305,000   Shelby County, TN HE&HF (Methodist
                      Health Systems) 7                           5.200      08/01/2013    08/01/2008 A            2,355,226
----------------------------------------------------------------------------------------------------------------------------
            795,000   Shelby County, TN HE&HF (Methodist
                      Health Systems) 7                           5.250      08/01/2014    08/01/2008 A              812,371
----------------------------------------------------------------------------------------------------------------------------
            395,000   Shelby County, TN HE&HF (Methodist
                      Health Systems)                             5.250      08/01/2015    08/01/2008 A              395,723
----------------------------------------------------------------------------------------------------------------------------
          4,790,000   Shelby County, TN HE&HF (Methodist
                      Health Systems) 7                           5.300      08/01/2015    08/01/2008 A            4,894,614
----------------------------------------------------------------------------------------------------------------------------
            150,000   Shelby County, TN HE&HF (Methodist
                      Health Systems)                             5.500      08/01/2012    08/01/2008 A              150,329
----------------------------------------------------------------------------------------------------------------------------
          3,000,000   Smyrna, TN Hsg. Assoc. (Imperial Garden
                      Apartments)                                 6.450      10/20/2035    10/20/2010 A            3,177,660

                  64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

          PRINCIPAL                                                                        EFFECTIVE
             AMOUNT                                                COUPON      MATURITY   MATURITY *              VALUE
-----------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
    $        85,000    South Fulton, TN Industrial Devel. Board
                       (Tyson Foods)                                6.350%   10/01/2015   04/01/2008 A   $       85,026
-----------------------------------------------------------------------------------------------------------------------
            355,000    South Fulton, TN Industrial Devel. Board
                       (Tyson Foods)                                6.400    10/01/2020   11/14/2018 C          348,429
-----------------------------------------------------------------------------------------------------------------------
             15,000    TN Hsg. Devel. Agency (Homeownership)        5.250    07/01/2022   01/01/2012 A           15,165
-----------------------------------------------------------------------------------------------------------------------
             35,000    TN Hsg. Devel. Agency (Homeownership)        5.375    07/01/2023   07/01/2010 A           36,100
-----------------------------------------------------------------------------------------------------------------------
             25,000    TN Hsg. Devel. Agency (Homeownership)        5.500    07/01/2013   01/01/2010 A           25,464
-----------------------------------------------------------------------------------------------------------------------
             80,000    TN Hsg. Devel. Agency (Homeownership)        5.550    01/01/2021   01/01/2011 A           80,649
-----------------------------------------------------------------------------------------------------------------------
             30,000    TN Hsg. Devel. Agency (Homeownership)        5.850    07/01/2023   07/01/2009 A           30,367
-----------------------------------------------------------------------------------------------------------------------
             20,000    Unicoi County, TN HE&HF (Erwin Health
                       Care Associates)                             5.875    03/20/2016   09/20/2008 A           20,025
                                                                                                         --------------
                                                                                                             44,736,897

-----------------------------------------------------------------------------------------------------------------------
TEXAS--8.7%
             20,000    Abilene, TX HFDC (Hendrick Medical
                       Center)                                      6.150    09/01/2025   09/01/2008 A           20,012
-----------------------------------------------------------------------------------------------------------------------
         12,000,000    Austin, TX Convention Enterprises
                       (Convention Center)                          5.750    01/01/2032   01/01/2011 A       12,951,600
-----------------------------------------------------------------------------------------------------------------------
             65,000    Austin, TX Higher Education Authority
                       (St. Edwards University)                     5.250    08/01/2023   08/01/2008 A           65,755
-----------------------------------------------------------------------------------------------------------------------
            605,000    Austin, TX Utility System                    6.730 3  11/15/2014   05/15/2008 A          377,072
-----------------------------------------------------------------------------------------------------------------------
            110,000    Bexar County, TX GO                          5.750    08/15/2022   08/15/2010 A          116,166
-----------------------------------------------------------------------------------------------------------------------
            145,000    Bexar County, TX HFC (American
                       Opportunity Hsg.-Cinnamon Creek)             5.750    12/01/2013   05/25/2011 B          136,851
-----------------------------------------------------------------------------------------------------------------------
            120,000    Bexar County, TX HFC (Doral Club)            8.750    10/01/2036   10/01/2036            105,077
-----------------------------------------------------------------------------------------------------------------------
          4,410,000    Brazos River Authority, TX (Centerpoint
                       Energy)                                      7.750    12/01/2018   10/10/2008 A        4,501,816
-----------------------------------------------------------------------------------------------------------------------
          1,085,000    Brazos River Authority, TX (Johnson
                       County
                       Surface Water and Treatment System)          5.800    09/01/2011   09/01/2008 A        1,087,474
-----------------------------------------------------------------------------------------------------------------------
         12,190,000    Brazos River Authority, TX (TXU Energy
                       Company)                                     5.750    05/01/2036   11/01/2011 D       11,593,543
-----------------------------------------------------------------------------------------------------------------------
            150,000    Brazos River Authority, TX Pollution
                       Control
                       (TXU Energy Company)                         6.750    10/01/2038   10/01/2038            137,337
-----------------------------------------------------------------------------------------------------------------------
            290,000    Brazos River, TX Harbor Navigation
                       District
                       (Dow Chemical Company)                       6.625    05/15/2033   05/15/2012 A          296,905
-----------------------------------------------------------------------------------------------------------------------
         17,845,000    Capital Area, TX HFC (AHF Affordable
                       Hsg.) 5                                      4.148 6  01/01/2039   04/02/2008 D       17,845,000
-----------------------------------------------------------------------------------------------------------------------
             25,000    Cass County, TX IDC (International Paper
                       Company)                                     6.000    09/01/2025   09/01/2025             23,227
-----------------------------------------------------------------------------------------------------------------------
            285,000    Cass County, TX IDC (International Paper
                       Company)                                     6.600    03/15/2024   03/15/2012 A          287,594
-----------------------------------------------------------------------------------------------------------------------
            580,000    Charterwood, TX Municipal Utility            5.800    05/01/2009   05/01/2008 A          581,334
                       District
-----------------------------------------------------------------------------------------------------------------------
             60,000    Collin County, TX HFC (Community College
                       District Foundation)                         5.250    06/01/2023   07/07/2021 C           50,699
-----------------------------------------------------------------------------------------------------------------------
              5,000    Connally, TX Consolidated Independent
                       School District                              5.625    08/15/2029   08/15/2008 A            5,007

                  65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

          PRINCIPAL                                                                       EFFECTIVE
             AMOUNT                                               COUPON      MATURITY   MATURITY *              VALUE
----------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$        20,000,000   Dallas-Fort Worth, TX International
                      Airport 2                                    5.500%   11/01/2021   11/01/2009 A   $   20,198,900
----------------------------------------------------------------------------------------------------------------------
         10,000,000   Dallas-Fort Worth, TX International
                      Airport 2                                    5.500    11/01/2035   11/01/2035          9,497,000
----------------------------------------------------------------------------------------------------------------------
         15,000,000   Dallas-Fort Worth, TX International
                      Airport 2                                    6.125    11/01/2035   01/01/2009 A       15,044,850
----------------------------------------------------------------------------------------------------------------------
            100,000   De Soto, TX Park Devel. Corp. 1              5.250    02/15/2016   02/15/2016            100,226
----------------------------------------------------------------------------------------------------------------------
             15,000   Dilley, TX Special Project (Dept. of
                      Criminal Justice)                            7.000    04/01/2009   04/01/2008 A           15,359
----------------------------------------------------------------------------------------------------------------------
            165,000   El Paso County, TX HFC (American Village
                      Communities), Series A                       6.250    12/01/2020   12/01/2012 A          168,623
----------------------------------------------------------------------------------------------------------------------
            165,000   Fort Bend County, TX Municipal Utility
                      District No. 23                              6.125    09/01/2028   09/01/2008 A          165,259
----------------------------------------------------------------------------------------------------------------------
             25,000   Galveston County, TX HFC (Friendswood)       6.200    10/01/2021   10/01/2008 A           25,330
----------------------------------------------------------------------------------------------------------------------
             90,000   Galveston County, TX HFC (Friendswood)       6.250    04/01/2029   04/01/2008 A           91,229
----------------------------------------------------------------------------------------------------------------------
             85,000   Grand Prairie, TX Metropolitan Utility
                      & Reclamation District                       5.800    04/01/2011   04/01/2008 A           85,074
----------------------------------------------------------------------------------------------------------------------
            365,000   Guadalupe-Blanco, TX River Authority
                      (E.I. Dupont De Nemours)                     5.500    05/01/2029   05/01/2011 A          366,004
----------------------------------------------------------------------------------------------------------------------
            110,000   Gulf Coast, TX IDA (Valero Energy Corp.)     5.600    12/01/2031   12/01/2031             99,769
----------------------------------------------------------------------------------------------------------------------
            285,000   Gulf Coast, TX IDA Solid Waste (Citgo
                      Petroleum Corp.)                             8.000    04/01/2028   04/01/2012 A          304,953
----------------------------------------------------------------------------------------------------------------------
          3,575,000   Gulf Coast, TX Waste Disposal Authority
                      (International Paper Company)                6.100    08/01/2024   08/01/2024          3,378,804
----------------------------------------------------------------------------------------------------------------------
            540,000   Gulf Coast, TX Waste Disposal Authority
                      (Valero Energy Corp.)                        5.600    04/01/2032   04/01/2032            489,526
----------------------------------------------------------------------------------------------------------------------
             30,000   Gulf Coast, TX Waste Disposal Authority
                      (Valero Energy Corp.)                        6.650    04/01/2032   04/01/2012 A           30,319
----------------------------------------------------------------------------------------------------------------------
             35,000   Harris County, TX GO                         5.750    08/15/2011   08/15/2008 A           35,380
----------------------------------------------------------------------------------------------------------------------
            200,000   Harris County, TX GO                         5.800    08/15/2012   08/15/2008 A          202,226
----------------------------------------------------------------------------------------------------------------------
          2,395,000   Harris County, TX HFC                        6.300    09/01/2032   01/18/2009 B        2,426,973
----------------------------------------------------------------------------------------------------------------------
             80,000   Harris County, TX IDC (Continental
                      Airlines)                                    5.375    07/01/2019   08/09/2014 C           67,901
----------------------------------------------------------------------------------------------------------------------
             25,000   Harris County, TX Municipal Utility
                      District No. 147                             5.800    09/01/2008   09/01/2008             25,036
----------------------------------------------------------------------------------------------------------------------
          2,307,000   Heart of TX HFC (Waco Parkside Village) 1    7.400    09/20/2035   09/20/2015 A        2,378,794
----------------------------------------------------------------------------------------------------------------------
            735,000   Houston, TX Airport Special Facilities
                      (Continental Airlines)                       5.500    07/15/2017   07/15/2008 A          735,742
----------------------------------------------------------------------------------------------------------------------
          5,265,000   Houston, TX Airport Special Facilities
                      (Continental Airlines) 1                     6.125    07/15/2017   07/09/2013 C        4,860,595
----------------------------------------------------------------------------------------------------------------------
             50,000   Houston, TX Airport System
                      (Continental Airlines)                       5.375    07/15/2011   07/15/2008 A           50,103
----------------------------------------------------------------------------------------------------------------------
             10,000   Houston, TX Airport System (People Mover)    5.375    07/15/2012   07/15/2008 A           10,021
----------------------------------------------------------------------------------------------------------------------
             45,000   Houston, TX Airport System, Series A         5.000    07/01/2028   07/13/2027 C           40,839
----------------------------------------------------------------------------------------------------------------------
             60,000   Houston, TX Airport System, Series A         5.125    07/01/2032   08/19/2031 C           55,789
----------------------------------------------------------------------------------------------------------------------
             50,000   Houston, TX Airport System, Series A         6.000    07/01/2010   07/01/2008 A           50,763

                  66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

          PRINCIPAL                                                                        EFFECTIVE
             AMOUNT                                               COUPON       MATURITY   MATURITY *             VALUE
----------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$           825,000   Houston, TX HFC (Single Family Mtg.)         6.750%    06/01/2033   12/01/2017 B   $     852,143
----------------------------------------------------------------------------------------------------------------------
          1,955,000   Houston, TX Hsg. Corp. (6800 Long
                      Drive Apartments)                            6.625     02/01/2020   08/01/2008 A       1,989,936
----------------------------------------------------------------------------------------------------------------------
             80,000   Leander, TX Independent School District      5.562 3   08/15/2015   08/15/2008 A          53,212
----------------------------------------------------------------------------------------------------------------------
             35,000   Lewisville, TX HFC (Lewisville Limited)      5.500     06/01/2017   12/01/2008 A          35,020
----------------------------------------------------------------------------------------------------------------------
             90,000   Lewisville, TX HFC (Lewisville Limited)      5.600     12/01/2029   08/15/2024 C          87,162
----------------------------------------------------------------------------------------------------------------------
            175,000   Lubbock, TX HFC (Las Colinas Quail Creek
                      Apartments)                                  6.750     07/01/2012   04/13/2010 C         158,538
----------------------------------------------------------------------------------------------------------------------
             50,000   Matagorda County, TX Navigation District
                      (Centerpoint Energy)                         5.250     11/01/2029   11/01/2029            48,676
----------------------------------------------------------------------------------------------------------------------
            135,000   Matagorda County, TX Navigation District
                      (Centerpoint Energy)                         8.000     05/01/2029   04/10/2008 A         137,832
----------------------------------------------------------------------------------------------------------------------
             30,000   Metro, TX HFDC (Wilson N. Jones Memorial
                      Hospital)                                    5.500     01/01/2012   07/01/2008 A          30,068
----------------------------------------------------------------------------------------------------------------------
             35,000   Metro, TX HFDC (Wilson N. Jones Memorial
                      Hospital)                                    5.600     01/01/2017   07/01/2008 A          35,899
----------------------------------------------------------------------------------------------------------------------
             45,000   Midland County, TX Hospital District         5.375     06/01/2016   06/01/2008 A          45,089
----------------------------------------------------------------------------------------------------------------------
             50,000   Montgomery County, TX Municipal Utility
                      District No. 40 (Waterworks & Sewer)         5.000     03/01/2019   09/01/2008 A          50,053
----------------------------------------------------------------------------------------------------------------------
             25,000   North Forest, TX Municipal Water District
                      (Murphy Sanitation & Sewer System)           6.200     07/10/2009   07/10/2008 A          25,069
----------------------------------------------------------------------------------------------------------------------
            250,000   North TX Tollway Authority (Dallas North
                      Tollway System)                              5.375     01/01/2016   07/01/2008 A         250,270
----------------------------------------------------------------------------------------------------------------------
             20,000   Northampton, TX Municipal Utility District
                      (Waterworks and Sewer)                       5.700     03/01/2014   09/01/2008 A          20,050
----------------------------------------------------------------------------------------------------------------------
            105,000   Nueces County, TX HFC (Dolphins Landing
                      Apartments)                                  8.000     07/01/2030   07/01/2010 A         116,756
----------------------------------------------------------------------------------------------------------------------
             80,000   Odessa, TX Junior College District           5.000     12/01/2019   12/01/2008 A          80,034
----------------------------------------------------------------------------------------------------------------------
          2,985,000   Permian Basin, TX HFC (Single Family Mtg.)   5.650     01/01/2038   07/01/2016 A       3,108,430
----------------------------------------------------------------------------------------------------------------------
            400,000   Permian Basin, TX HFC (Single Family Mtg.)   5.750     01/01/2038   07/01/2016 A         421,952
----------------------------------------------------------------------------------------------------------------------
          4,835,000   Port of Corpus Christi, TX IDC (Valero
                      Energy Corp.)                                5.400     04/01/2018   12/11/2014 C       4,709,435
----------------------------------------------------------------------------------------------------------------------
          3,494,970   Sabine Neches, TX HFC (Single Family Mtg.)   4.875 6   12/01/2039   12/01/2039         3,441,008
----------------------------------------------------------------------------------------------------------------------
            620,000   Sabine, TX River Authority Pollution
                      Control (TXU Electric Company)               6.450     06/01/2021   06/01/2021           570,654
----------------------------------------------------------------------------------------------------------------------
            715,000   Southeast TX HFC                             4.750     01/01/2037   02/15/2009 B         733,154
----------------------------------------------------------------------------------------------------------------------
             15,000   Southlake Parks, TX Devel. Corp.             5.375     08/15/2021   08/15/2008 A          15,016
----------------------------------------------------------------------------------------------------------------------
             20,000   Southwest TX Higher Education Authority
                      (Southern Methodist University)              5.000     10/01/2018   10/01/2008 A          20,524
----------------------------------------------------------------------------------------------------------------------
            115,000   Texoma Area, TX Solid Waste Authority
                      (Initial Facility)                           5.500     02/15/2029   09/10/2027 C         112,206
----------------------------------------------------------------------------------------------------------------------
            235,000   Trinity, TX River Authority (TXU Energy
                      Company)                                     6.250     05/01/2028   05/01/2028           206,173
----------------------------------------------------------------------------------------------------------------------
          6,350,000   TX Angelina & Neches River Authority
                      (Temple-Inland)                              5.650     09/01/2012   09/02/2008 A       6,376,289

                  67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                       EFFECTIVE
         AMOUNT                                              COUPON      MATURITY    MATURITY *                VALUE
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$        25,000  TX College Student Loans                     5.000%   08/01/2013    08/01/2008 A    $        25,038
--------------------------------------------------------------------------------------------------------------------
         25,000  TX College Student Loans                     5.000    08/01/2021    08/01/2008 A             25,001
--------------------------------------------------------------------------------------------------------------------
      1,080,000  TX Dept. of Hsg. & Community Affairs         5.200    01/01/2025    07/01/2012 A          1,089,904
--------------------------------------------------------------------------------------------------------------------
         80,000  TX Dept. of Hsg. & Community Affairs         5.250    07/01/2018    01/01/2009 A             80,737
--------------------------------------------------------------------------------------------------------------------
         10,000  TX Dept. of Hsg. & Community Affairs         5.350    07/01/2033    07/01/2011 A             10,316
--------------------------------------------------------------------------------------------------------------------
        935,000  TX Dept. of Hsg. & Community Affairs         5.500    03/01/2026    02/07/2025 C            935,505
--------------------------------------------------------------------------------------------------------------------
        945,000  TX Dept. of Hsg. & Community Affairs         5.550    03/01/2034    06/28/2030 C            918,408
--------------------------------------------------------------------------------------------------------------------
         70,000  TX Dept. of Hsg. & Community Affairs
                 (Pebble Brook Apartments)                    5.550    12/01/2024    12/01/2010 A             70,665
--------------------------------------------------------------------------------------------------------------------
         20,000  TX Dept. of Hsg. & Community Affairs
                 (Residential Mtg.)                           5.250    07/01/2022    07/01/2011 A             20,572
--------------------------------------------------------------------------------------------------------------------
        160,000  TX Dept. of Hsg. & Community Affairs
                 (Residential Mtg.)                           5.500    01/01/2021    01/01/2011 A            161,038
--------------------------------------------------------------------------------------------------------------------
        105,000  TX Dormitory Finance Authority
                 (Temple Junior College Foundation)           5.875    09/01/2022    04/17/2019 C             77,183
--------------------------------------------------------------------------------------------------------------------
        300,000  TX GO                                        5.750    08/01/2020    08/01/2008 A            301,317
--------------------------------------------------------------------------------------------------------------------
         35,000  TX GO                                        6.000    12/01/2030    12/01/2010 A             35,686
--------------------------------------------------------------------------------------------------------------------
     11,670,000  TX Lower CO River Authority Pollution
                 Control (Samsung Electronics Company) 1      6.375    04/01/2027    04/01/2009 A         11,677,352
--------------------------------------------------------------------------------------------------------------------
        500,000  TX Lower CO River Authority Pollution
                 Control (Samsung Electronics Company)        6.950    04/01/2030    04/01/2010 A            517,420
--------------------------------------------------------------------------------------------------------------------
      1,365,000  TX Panhandle HFA (Amarillo Affordable
                 Hsg.) 8                                      6.250    03/01/2010    03/16/2009 C            838,178
--------------------------------------------------------------------------------------------------------------------
      4,360,000  TX Panhandle HFA (Amarillo Affordable
                 Hsg.) 8                                      6.625    03/01/2020    03/11/2016 C          2,632,786
--------------------------------------------------------------------------------------------------------------------
      2,860,000  TX Panhandle HFA (Amarillo Affordable
                 Hsg.) 8                                      6.750    03/01/2031    10/24/2026 C          1,719,289
--------------------------------------------------------------------------------------------------------------------
         50,000  TX State College Student Loans               5.750    08/01/2012    08/01/2008 A             51,143
--------------------------------------------------------------------------------------------------------------------
         25,000  TX State College Student Loans               6.000    08/01/2015    08/01/2008 A             25,634
--------------------------------------------------------------------------------------------------------------------
         75,000  TX State College Student Loans               6.000    08/01/2016    08/01/2008 A             74,993
--------------------------------------------------------------------------------------------------------------------
        610,000  TX State College Student Loans               6.000    08/01/2019    08/01/2008 A            625,476
--------------------------------------------------------------------------------------------------------------------
        220,000  TX Veterans Hsg. Assistance                  5.500    06/01/2032    12/28/2029 C            213,965
--------------------------------------------------------------------------------------------------------------------
        340,000  TX Veterans Hsg. Assistance, Series B        6.100    06/01/2031    08/01/2008 A            344,634
--------------------------------------------------------------------------------------------------------------------
         60,000  WA County, TX HFDC (Trinity Community
                 Medical Center of Brenham/Trinity
                 Care Center Obligated Group)                 5.750    06/01/2024    07/11/2022 C             58,124
--------------------------------------------------------------------------------------------------------------------
         20,000  Williamson County, TX Municipal Utility
                 District No. 9 (Waterworks & Sewer)          5.800    09/01/2008     09/01/2008              20,045
--------------------------------------------------------------------------------------------------------------------
        625,000  Willow Fork, TX Drain District, Series A     5.250    09/01/2011    09/01/2008 A            625,444
                                                                                                     ---------------
                                                                                                         158,090,357

--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.1%
      1,180,000  Puerto Rico Children's Trust Fund (TASC)     5.375    05/15/2033    05/15/2014 C          1,126,003
--------------------------------------------------------------------------------------------------------------------
        750,000  V.I. Public Finance Authority, Series A      6.375    10/01/2019    10/01/2010 A            800,063
                                                                                                     ---------------
                                                                                                           1,926,066

                  68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

          PRINCIPAL                                                                       EFFECTIVE
             AMOUNT                                             COUPON       MATURITY    MATURITY *                VALUE
------------------------------------------------------------------------------------------------------------------------
UTAH--2.2%
$           140,000   Clearfield City, UT Multifamily Hsg.
                      (Oakstone Apartments)                      5.850%    05/01/2039    11/01/2009 A    $       140,176
------------------------------------------------------------------------------------------------------------------------
          2,341,000   Eagle Mountain, UT Special Assessment      6.250     05/01/2013    05/01/2008 A          2,341,726
------------------------------------------------------------------------------------------------------------------------
         12,560,000   Emery County, UT Environmental
                      Improvement (Pacificorp) 1                 6.150     09/01/2030    09/01/2008 A         12,571,430
------------------------------------------------------------------------------------------------------------------------
            885,000   Emery County, UT Pollution Control
                      (Pacificorp)                               5.625     11/01/2023    05/01/2008 A            886,204
------------------------------------------------------------------------------------------------------------------------
            375,000   Emery County, UT Pollution Control
                      (Pacificorp)                               5.650     11/01/2023    05/01/2008 A            375,518
------------------------------------------------------------------------------------------------------------------------
             30,000   Intermountain, UT Power Agency             5.000     07/01/2013    07/01/2008 A             30,054
------------------------------------------------------------------------------------------------------------------------
             10,000   St. George, UT Industrial Devel.           5.400     07/15/2008    07/15/2008                9,954
                      (Albertson's)
------------------------------------------------------------------------------------------------------------------------
         23,340,000   Tooele County, UT Hazardous Waste
                      Treatment (Union Pacific Corp.) 1          5.700     11/01/2026    11/01/2026           22,217,113
------------------------------------------------------------------------------------------------------------------------
            665,000   UT HFA                                     5.950     01/01/2029    01/01/2009 A            666,490
------------------------------------------------------------------------------------------------------------------------
              5,000   UT HFA (Single Family Mtg.)                6.000     01/01/2031    07/01/2011 A              5,138
------------------------------------------------------------------------------------------------------------------------
             65,000   UT Hsg. Corp. (Single Family Mtg.)         6.000     07/01/2015    06/01/2008 A             66,775
------------------------------------------------------------------------------------------------------------------------
             55,000   UT State Building Ownership Authority,
                      Series A                                   5.750     08/15/2011    08/15/2008 A             55,635
------------------------------------------------------------------------------------------------------------------------
             20,000   UT University Campus Facilities System,
                      Series A                                   6.750     10/01/2014    04/01/2008 A             20,152
------------------------------------------------------------------------------------------------------------------------
             60,000   Utah County, UT Hospital (IHC Health
                      Services)                                  5.250     08/15/2026    08/15/2008 A             60,587
                                                                                                         ---------------
                                                                                                              39,446,952

------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
             25,000   Burlington, VT Airport                     5.600     07/01/2017    07/01/2008 A             25,028
------------------------------------------------------------------------------------------------------------------------
            100,000   Burlington, VT Airport, Series B           5.750     07/01/2017    07/01/2008 A            100,083
------------------------------------------------------------------------------------------------------------------------
             10,000   Burlington, VT Airport, Series B           5.850     07/01/2011    07/01/2008 A             10,017
------------------------------------------------------------------------------------------------------------------------
             40,000   VT E&HBFA (Southwestern Vermont
                      Medical Center)                            5.625     10/01/2025    10/01/2008 A             40,084
------------------------------------------------------------------------------------------------------------------------
             50,000   VT HFA                                     5.400     02/15/2012    02/15/2009 A             50,686
------------------------------------------------------------------------------------------------------------------------
             30,000   VT HFA (Single Family)                     5.500     11/01/2021    05/01/2011 A             30,082
------------------------------------------------------------------------------------------------------------------------
             45,000   VT HFA (Single Family), Series 11A         5.900     05/01/2019    07/15/2008 B             45,585
                                                                                                         ---------------
                                                                                                                 301,565

------------------------------------------------------------------------------------------------------------------------
VIRGINIA--0.6%
            780,000   Alexandria, VA IDA Pollution Control
                      (Potomac Electric Power Company)           5.375     02/15/2024    05/01/2008 A            780,936
------------------------------------------------------------------------------------------------------------------------
            425,000   Norfolk, VA EDA, Series B                  5.625     11/01/2015    01/24/2013 C            400,439
------------------------------------------------------------------------------------------------------------------------
          1,000,000   Norfolk, VA Water                          5.875     11/01/2020    05/01/2008 A          1,002,680
------------------------------------------------------------------------------------------------------------------------
            100,000   Richmond, VA IDA (Virginia Commonwealth
                      University Real Estate Foundation)         5.550     01/01/2031    01/01/2013 A            101,054
------------------------------------------------------------------------------------------------------------------------
            750,000   VA Gateway Community Devel. Authority      6.375     03/01/2030    09/02/2023 C            733,088
------------------------------------------------------------------------------------------------------------------------
          8,170,000   VA Hsg. Devel. Authority (Rental Hsg.) 2   5.550     01/01/2027    02/08/2025 C          8,141,002
                                                                                                         ---------------
                                                                                                              11,159,199

                  69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

         PRINCIPAL                                                                          EFFECTIVE
            AMOUNT                                               COUPON         MATURITY   MATURITY *             VALUE
-----------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.7%
$           10,000   Bellingham, WA Hsg. Authority
                     (Cascade Meadows)                            5.200%      11/01/2027   12/13/2022 C   $       9,920
-----------------------------------------------------------------------------------------------------------------------
            20,000   Chelan County, WA Public Utility District
                     No. 1 (Rocky Reach Hydroelectric)            5.125       07/01/2023   07/01/2008 A          20,021
-----------------------------------------------------------------------------------------------------------------------
            15,000   King County, WA Hsg. Authority
                     (Cascadian Apartments)                       6.850       07/01/2024   07/01/2008 A          15,026
-----------------------------------------------------------------------------------------------------------------------
           150,000   King County, WA Hsg. Authority
                     (Fairwood Apartments)                        6.000       12/01/2025   06/01/2008 A         153,954
-----------------------------------------------------------------------------------------------------------------------
            10,000   King County, WA Hsg. Authority
                     (Rural Preservation)                         5.750       01/01/2028   12/18/2023 C           9,420
-----------------------------------------------------------------------------------------------------------------------
           115,000   Pierce County, WA Hsg. Authority             5.800       12/01/2023   10/13/2021 C         112,162
-----------------------------------------------------------------------------------------------------------------------
           100,000   Port Grays Harbor, WA GO                     6.375       12/01/2014   12/01/2009 A         103,268
-----------------------------------------------------------------------------------------------------------------------
            45,000   Port of Seattle, WA Special Facility         6.000       09/01/2029   03/01/2010 A          45,440
-----------------------------------------------------------------------------------------------------------------------
            25,000   Port Vancouver, WA GO                        5.350       12/01/2010   12/01/2008 A          25,050
-----------------------------------------------------------------------------------------------------------------------
           245,000   Prosser, WA Water & Sewer                    5.400       09/01/2012   09/01/2008 A         245,529
-----------------------------------------------------------------------------------------------------------------------
           255,000   Prosser, WA Water & Sewer                    5.450       09/01/2013   09/01/2008 A         255,566
-----------------------------------------------------------------------------------------------------------------------
           825,000   Seattle, WA Hsg. Authority (Hilltop
                     Manor/Spring Manor)                          5.375       10/20/2018   03/16/2013 B         906,865
-----------------------------------------------------------------------------------------------------------------------
         1,545,000   Seattle, WA Hsg. Authority (Hilltop
                     Manor/Spring Manor)                          5.875       10/20/2028   10/20/2013 A       1,689,411
-----------------------------------------------------------------------------------------------------------------------
            50,000   Seattle, WA Municipal Light & Power          5.000       07/01/2014   07/01/2009 A          50,938
-----------------------------------------------------------------------------------------------------------------------
            15,000   Seattle, WA Municipal Light & Power          5.000       07/01/2020   07/01/2009 A          15,112
-----------------------------------------------------------------------------------------------------------------------
            25,000   Tacoma, WA Hsg. Authority (Polynesia
                     Village Apartments)                          5.900       06/01/2029   06/01/2008 A          25,003
-----------------------------------------------------------------------------------------------------------------------
            70,000   University of Washington (Intercollegiate
                     Athletics)                                   5.000       06/01/2012   06/01/2008 A          70,116
-----------------------------------------------------------------------------------------------------------------------
         1,500,000   Vancouver, WA Downtown Redevel. Authority
                     (Conference Center) 1                        6.000       01/01/2028   03/01/2026 C       1,422,645
-----------------------------------------------------------------------------------------------------------------------
            15,000   Vancouver, WA Hsg. Authority
                     (Office Building)                            5.500       03/01/2028   05/27/2020 C          13,268
-----------------------------------------------------------------------------------------------------------------------
            25,000   WA COP (Dept. of General Administration)     5.500       10/01/2013   04/01/2008 A          25,061
-----------------------------------------------------------------------------------------------------------------------
            20,000   WA COP (Dept. of General Administration)     5.600       10/01/2015   04/01/2008 A          20,028
-----------------------------------------------------------------------------------------------------------------------
            30,000   WA COP (Dept. of General Administration)     5.600       10/01/2016   10/01/2008 A          30,038
-----------------------------------------------------------------------------------------------------------------------
            10,000   WA COP (Whatcom Community College)           5.250       10/01/2013   04/01/2008 A          10,129
-----------------------------------------------------------------------------------------------------------------------
         2,175,000   WA EDFA (Lindal Cedar Homes)                 5.800       11/01/2017   05/01/2008 A       2,179,481
-----------------------------------------------------------------------------------------------------------------------
           200,000   WA Health Care Facilities Authority
                     (Empire Health Services)                     5.625       11/01/2013   05/01/2008 A         200,468
-----------------------------------------------------------------------------------------------------------------------
           815,000   WA Health Care Facilities Authority
                     (Empire Health Services)                     5.625       11/01/2019   05/01/2008 A         816,214
-----------------------------------------------------------------------------------------------------------------------
           125,000   WA Health Care Facilities Authority
                     (Harrison Memorial Hospital)                 5.300       08/15/2014   08/15/2008 A         125,245
-----------------------------------------------------------------------------------------------------------------------
           130,000   WA Health Care Facilities Authority
                     (Harrison Memorial Hospital)                 5.400       08/15/2023   08/15/2008 A         130,142
-----------------------------------------------------------------------------------------------------------------------
            50,000   WA Health Care Facilities Authority
                     (Highline Community Hospital)                5.500       08/15/2014   08/15/2008 A          50,114

                  70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

          PRINCIPAL                                                                            EFFECTIVE
             AMOUNT                                                    COUPON      MATURITY   MATURITY *               VALUE
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$             5,000    WA Health Care Facilities Authority
                       (Yakima Valley Memorial Hospital Assoc.)         5.375%   12/01/2014   06/01/2008 A    $        5,061
----------------------------------------------------------------------------------------------------------------------------
          1,460,000    WA HFC                                           5.000    06/01/2021   07/01/2009 B         1,485,915
----------------------------------------------------------------------------------------------------------------------------
             70,000    WA HFC (Clare House Apartments)                  5.750    07/01/2030   07/01/2008 A            70,106
----------------------------------------------------------------------------------------------------------------------------
             50,000    WA HFC (Presbyterian Ministries)                 5.300    01/01/2019   11/07/2016 C            47,082
----------------------------------------------------------------------------------------------------------------------------
             10,000    WA HFC (Single Family)                           5.250    12/01/2017   06/01/2008 A            10,115
----------------------------------------------------------------------------------------------------------------------------
             85,000    WA HFC (Single Family)                           5.350    06/01/2030   01/09/2028 C            81,949
----------------------------------------------------------------------------------------------------------------------------
             45,000    WA HFC (Single Family)                           5.400    12/01/2024   06/01/2009 A            45,029
----------------------------------------------------------------------------------------------------------------------------
         14,230,000    WA Tobacco Settlement Authority (TASC) 1         6.500    06/01/2026   06/01/2013 A        14,452,273
----------------------------------------------------------------------------------------------------------------------------
          5,210,000    WA Tobacco Settlement Authority (TASC)           6.625    06/01/2032   06/01/2013 A         5,230,788
                                                                                                              --------------
                                                                                                                  30,203,952

----------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.8%
             25,000    Harrison County, WV (Monangahela
                       Power Company)                                   6.750    08/01/2024   08/01/2024              23,844
----------------------------------------------------------------------------------------------------------------------------
            275,000    Harrison County, WV (Monongahela
                       Power Company)                                   6.250    05/01/2023   05/01/2008 A           278,839
----------------------------------------------------------------------------------------------------------------------------
             20,000    Pleasants County, WV Pollution Control
                       (Monongahela Power Company)                      5.500    04/01/2029   04/01/2010 A            20,034
----------------------------------------------------------------------------------------------------------------------------
             25,000    Pleasants County, WV Pollution Control
                       (Potomac Edison Company)                         5.500    04/01/2029   04/01/2009 A            25,070
----------------------------------------------------------------------------------------------------------------------------
             25,000    Pleasants County, WV Pollution Control
                       (West Penn Power Company)                        5.500    04/01/2029   04/01/2010 A            25,042
----------------------------------------------------------------------------------------------------------------------------
            230,000    WV Commissioner of Highways, Series A            5.000    09/01/2012   09/01/2012             249,881
----------------------------------------------------------------------------------------------------------------------------
         11,775,000    WV Hospital Finance Authority
                       (WVUH/CHP/CTGH/CHF Obligated Group)              7.250 6  06/01/2035   04/03/2008 D        11,775,000
----------------------------------------------------------------------------------------------------------------------------
          1,790,000    WV Hsg. Devel. Fund                              5.250    11/01/2018   05/01/2010 A         1,835,627
----------------------------------------------------------------------------------------------------------------------------
             50,000    WV Hsg. Devel. Fund                              5.300    11/01/2023   08/09/2021 C            49,840
----------------------------------------------------------------------------------------------------------------------------
             50,000    WV Water Devel. Authority                        5.625    07/01/2030   07/01/2010 A            50,061
                                                                                                              --------------
                                                                                                                  14,333,238

----------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.9%
          2,085,000    Badger, WI Tobacco Asset Securitization Corp.    6.000    06/01/2017   06/01/2012 A         2,093,924
----------------------------------------------------------------------------------------------------------------------------
         27,105,000    Badger, WI Tobacco Asset Securitization Corp.    6.125    06/01/2027   01/23/2010 B        27,205,831
----------------------------------------------------------------------------------------------------------------------------
         28,070,000    Badger, WI Tobacco Asset Securitization Corp.    6.375    06/01/2032   11/28/2016 C        27,756,739
----------------------------------------------------------------------------------------------------------------------------
            515,000    Badger, WI Tobacco Asset Securitization Corp.    7.000    06/01/2028   06/01/2012 A           528,349
----------------------------------------------------------------------------------------------------------------------------
            125,000    Green Bay, WI Hsg. Authority (Moraine Ridge)     6.150    12/01/2030   12/01/2008 A           128,770
----------------------------------------------------------------------------------------------------------------------------
             85,000    Janesville, WI Industrial Devel.
                       (Paramount Communications)                       7.000    10/15/2017   04/15/2008 A            85,819
----------------------------------------------------------------------------------------------------------------------------
             50,000    Kenosha, WI Hsg. Authority Multifamily Hsg.
                       (Glaser Financial Group)                         6.000    11/20/2041   05/20/2010 A            50,364
----------------------------------------------------------------------------------------------------------------------------
            240,000    Madison, WI Industrial Devel. (Madison Gas
                       & Electric Company)                              5.875    10/01/2034   04/01/2012 A           244,666
----------------------------------------------------------------------------------------------------------------------------
            100,000    Madison, WI Parking System                       5.600    02/01/2012   08/01/2008 A           100,154

                  71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

          PRINCIPAL                                                                       EFFECTIVE
             AMOUNT                                              COUPON       MATURITY   MATURITY *              VALUE
----------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
$            40,000  Milwaukee County, WI Airport                 5.750%    12/01/2025   12/01/2010 A   $       40,222
----------------------------------------------------------------------------------------------------------------------
             30,000  Milwaukee, WI Redevel. Authority
                     (City Hall Square)                           6.300     08/01/2038   08/01/2008 A           30,387
----------------------------------------------------------------------------------------------------------------------
             25,000  Oak Creek, WI Hsg. Authority (Wood Creek)    5.139 3   01/20/2010   01/20/2010             22,691
----------------------------------------------------------------------------------------------------------------------
            100,000  River Falls, WI Electric Utility             5.600     10/01/2008   04/01/2008 A          100,291
----------------------------------------------------------------------------------------------------------------------
            200,000  Watertown, WI Industrial Devel.
                     (Wisconsin Furniture)                        4.600 6   10/01/2018   10/01/2008 D          200,834
----------------------------------------------------------------------------------------------------------------------
             20,000  WI GO                                        5.000     05/01/2012   05/01/2009 A           20,326
----------------------------------------------------------------------------------------------------------------------
             25,000  WI GO                                        5.300     11/01/2013   05/01/2008 A           25,055
----------------------------------------------------------------------------------------------------------------------
            400,000  WI GO                                        5.300     05/01/2023   05/01/2008 A          403,932
----------------------------------------------------------------------------------------------------------------------
             70,000  WI GO                                        5.500     11/01/2026   11/01/2008 A           70,092
----------------------------------------------------------------------------------------------------------------------
             85,000  WI GO                                        6.000     05/01/2027   05/01/2008 A           85,047
----------------------------------------------------------------------------------------------------------------------
              5,000  WI GO                                        6.200     05/01/2024   05/01/2008 A            5,010
----------------------------------------------------------------------------------------------------------------------
            120,000  WI H&EFA (Agnesian Healthcare/Waupun
                     Memorial Hospital Obligated Group)           6.000     07/01/2030   07/01/2011 A          121,609
----------------------------------------------------------------------------------------------------------------------
             25,000  WI H&EFA (AHC/SLMC/HMH/AMCS
                     Obligated Group)                             5.750     08/15/2016   08/15/2008 A           25,280
----------------------------------------------------------------------------------------------------------------------
          1,585,000  WI H&EFA (AHC/SLMC/HMH/AMCS
                     Obligated Group)                             5.875     08/15/2026   08/15/2008 A        1,595,081
----------------------------------------------------------------------------------------------------------------------
             85,000  WI H&EFA (Marshfield Clinic)                 5.750     02/15/2027   02/15/2009 A           85,208
----------------------------------------------------------------------------------------------------------------------
            430,000  WI H&EFA (Medical College of Wisconsin)      5.500     12/01/2026   12/01/2008 A          433,922
----------------------------------------------------------------------------------------------------------------------
          1,465,000  WI H&EFA (Richland Hospital)                 5.375     06/01/2028   03/23/2023 C        1,297,609
----------------------------------------------------------------------------------------------------------------------
          3,685,000  WI H&EFA (United Health Group)               5.500     12/15/2020   06/15/2008 A        3,763,638
----------------------------------------------------------------------------------------------------------------------
            525,000  WI H&EFA (Waukesha Memorial Hospital)        5.250     08/15/2019   08/15/2008 A          527,483
----------------------------------------------------------------------------------------------------------------------
            135,000  WI Hsg. & EDA                                5.750     03/01/2010   03/01/2010            136,412
----------------------------------------------------------------------------------------------------------------------
          3,640,000  WI Hsg. & EDA                                5.800     09/01/2017   07/01/2009 A        3,685,609
----------------------------------------------------------------------------------------------------------------------
            180,000  WI Hsg. & EDA (Home Ownership), Series C     6.000     09/01/2036   08/03/2010 B          188,253
----------------------------------------------------------------------------------------------------------------------
             15,000  WI Hsg. & EDA, Series B                      5.300     11/01/2018   01/01/2009 A           15,040
                                                                                                        --------------
                                                                                                            71,073,647

----------------------------------------------------------------------------------------------------------------------
WYOMING--0.1%
            880,000  Jackson, WY National Rural Utilities
                     Cooperative (Lower Valley Power &
                     Light Company)                               5.875     05/01/2026   05/01/2008 A          886,116
----------------------------------------------------------------------------------------------------------------------
            435,000  Lincoln County, WY Pollution Control
                     (PacifiCorp)                                 5.625     11/01/2021   05/01/2008 A          435,117
----------------------------------------------------------------------------------------------------------------------
             35,000  WY Community Devel. Authority                5.300     12/01/2017   08/27/2010 A           35,377
                                                                                                        --------------
                                                                                                             1,356,610
                                                                                                        --------------
Total Municipal Bonds and Notes (Cost $ 2,177,808,068)                                                   2,137,887,640

                  72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      PRINCIPAL                                                                   EFFECTIVE
         AMOUNT                                           COUPON     MATURITY    MATURITY *             VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.0%
-------------------------------------------------------------------------------------------------------------
$        17,851  Delta Air Lines, Inc. Sr. Unsec. Nts. 5
                 (Cost $ 17,673)                           8.000%   12/01/2015           --   $        15,396
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,177,825,741)--117.8%                                                                   2,137,903,036
-------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(17.8)                                                    (323,630,834)
                                                                                              ---------------
NET ASSETS--100.0%                                                                            $ 1,814,272,202
                                                                                              ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      D. Date of mandatory put.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $75,460,832, which represents 4.16% of the Fund's net assets. See Note 5 of accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See Note 1 of accompanying Notes.

8. Issue is in default. See Note 1 of accompanying Notes.

9. Non-income producing security.

10. Security is subject to a shortfall and forbearance agreement. See Note 1 of accompanying Notes.

11. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

                  73 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS      Adult Communities Total Services              H&EFB     Health and Educational Facilities Board
ADA       Atlanta Devel. Authority                      H&HEFA    Hospitals and Higher Education Facilities
AHC       Aurora Healthcare                                       Authority
AHF       American Housing Foundation                   HDC       Housing Devel. Corp.
AHS       Adventist Health System                       HE&HF     Higher Educational and Housing Facilities
AHS-GA    Adventist Health System-Georgia               HE&HFA    Higher Education and Health Facilities
AMCS      Aurora Medical Center of Sheboygan                      Authority
          County                                        HEFA      Higher Education Facilities Authority
AUS       Allegheny United Hospital                     HFA       Housing Finance Agency
CAU       Clark Atlanta University                      HFC       Housing Finance Corp.
CC        Caritas Christi                               HFDC      Health Facilities Devel. Corp.
CDA       Communities Devel. Authority                  HFH       Holy Family Hospital
CH        Carney Hospital                               HMH       Hartford Memorial Hospital
CHF       City Hospital Foundation                      HNE       Healthnet of New England
CHHC      Community Health & Home Care                  HSIR      Health Systems of Indian River
CHP       City Hospital                                 HUHS      Hehnemann University Hospital System
COP       Certificates of Participation                 IBMC      Integris Baptist Medical Center
CTGH      Charles Town General Hospital                 IDA       Industrial Devel. Agency
CV        Chippewa Valley                               IDC       Industrial Devel. Corp.
DKH       Day Kimball Hospital                          IHC       Intermountain Health Care
DRIVERS   Derivative Inverse Tax Exempt Receipts        IRH       Integris Rural Health
E&HBFA    Educational Health Buildings Financing        IRHS      Indian River Health Services
          Agency                                        IRMH      Indian River Memorial Hospital
EAFC      Emery Air Freight Corp.                       ISOCHC    Integris South Oklahoma City Hospital
EDA       Economic Devel. Authority                               Corp.
EDC       Economic Devel. Corp.                         JHF       Jewish Hospital Foundation
EDFA      Economic Devel. Finance Authority             JHHS      Jewish Hospital Healthcare Services
EF&CD     Environmental Facilities and Community        JHP       JH Properties
          Devel.                                        MCP       Medical College of Pennsylvania
EWA       Emery Worldwide Airlines                      NSU       Northeastern State University
FH        Foothill Hospital                             OCC       Oakview Care Center
FHA       Federal Housing Agency/Authority              Res Rec   Resource Recovery Facility
FHS       Freeman Health System                         ROLs      Residual Option Longs
FMC       Flagstaff Medical Center                      SEMCB     St. Elizabeth's Medical Center of Boston
FNMA      Federal National Mortgage Assoc.              SLMC      St. Luke's Medical Center
FSCCHM    Franciscan Sisters of Christian Charity       TASC      Tobacco Settlement Asset-Backed Bonds
          Healthcare Ministry                           V.I.      United States Virgin Islands
GNMA      Government National Mortgage Assoc.           VRHS      Valley Regional Health System
GO        General Obligation                            WVUH      West Virginia University Hospitals
H&EFA     Health and Educational Facilities Authority

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  74 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

March 31, 2008
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------

Investments, at value (cost $2,177,825,741)--see accompanying statement of investments     $ 2,137,903,036
------------------------------------------------------------------------------------------------------------
Cash                                                                                               386,195
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                        35,020,024
Investments sold                                                                                13,534,829
Shares of beneficial interest sold                                                               7,596,308
Other                                                                                               93,006
                                                                                           -----------------
Total assets                                                                                 2,194,533,398

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------

Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                 145,830,000
Investments purchased (including $121,389,846 purchased on a when-issued
or delayed delivery basis)                                                                     131,643,766
Payable on borrowings (See Note 6)                                                              93,300,000
Shares of beneficial interest redeemed                                                           6,142,792
Dividends                                                                                        1,426,901
Distribution and service plan fees                                                               1,147,427
Interest expense on borrowings                                                                     341,775
Shareholder communications                                                                         175,876
Transfer and shareholder servicing agent fees                                                       64,538
Trustees' compensation                                                                              17,121
Other                                                                                              171,000
                                                                                           -----------------
Total liabilities                                                                              380,261,196

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 1,814,272,202
                                                                                           =================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                 $       121,136
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   1,848,699,142
------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                6,826,961
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (1,452,332)
------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                    (39,922,705)
                                                                                           -----------------
NET ASSETS                                                                                 $ 1,814,272,202
                                                                                           =================

                  75 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,223,799,029
and 81,631,365 shares of beneficial interest outstanding)                                      $14.99
Maximum offering price per share (net asset value plus sales charge of 3.50%
of offering price)                                                                             $15.53
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $67,476,462 and 4,504,498 shares
of beneficial interest outstanding)                                                            $14.98
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $522,996,711 and 35,000,403 shares
of beneficial interest outstanding)                                                            $14.94

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  76 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 2008
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------

Interest                                                                           $  56,130,148

--------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------

Management fees                                                                        3,826,328
--------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                1,543,616
Class B                                                                                  361,319
Class C                                                                                2,663,341
--------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                  300,160
Class B                                                                                   29,325
Class C                                                                                  141,800
--------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                   95,119
Class B                                                                                    8,644
Class C                                                                                   37,742
--------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)        2,141,655
--------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                         1,836,734
--------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               23,451
--------------------------------------------------------------------------------------------------
Trustees' compensation                                                                    18,780
--------------------------------------------------------------------------------------------------
Accounting service fees                                                                    6,000
--------------------------------------------------------------------------------------------------
Administration service fees                                                                  750
--------------------------------------------------------------------------------------------------
Other                                                                                    314,244
                                                                                   ---------------
Total expenses                                                                        13,349,008
Less reduction to custodian expenses                                                        (867)
                                                                                   ---------------
Net expenses                                                                          13,348,141

--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 42,782,007

--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------

Net realized gain on investments                                                         988,165
--------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                 (68,404,883)

--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ (24,634,711)
                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  77 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS              YEAR
                                                                                                 ENDED             ENDED
                                                                                         ARCH 31, 2008     SEPTEMBER 30,
                                                                                            (UNAUDITED)             2007
------------------------------------------------------------------------------------------------------ -------------------
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                    $   42,782,007   $   78,233,508
--------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                               988,165        1,250,164
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                        (68,404,883)     (48,177,969)
                                                                                         ---------------------------------
Net increase (decrease) in net assets resulting from operations                             (24,634,711)      31,305,703

--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                     (28,126,902)     (54,511,019)
Class B                                                                                      (1,339,472)      (3,006,936)
Class C                                                                                     (10,031,082)     (19,652,495)
                                                                                         ---------------------------------
                                                                                            (39,497,456)     (77,170,450)

--------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                      27,182,523       11,081,946
Class B                                                                                      (6,115,390)     (17,014,907)
Class C                                                                                      11,569,339      (23,024,682)
                                                                                         ---------------------------------
                                                                                             32,636,472      (28,957,643)

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------

Total decrease                                                                              (31,495,695)     (74,822,390)
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       1,845,767,897    1,920,590,287
                                                                                         ---------------------------------
End of period (including accumulated net investment income of $6,826,961 and
$3,542,410, respectively)                                                                $1,814,272,202   $1,845,767,897
                                                                                         =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  78 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 2008
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------

Net decrease in net assets from operations                             $ (24,634,711)
--------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (411,620,499)
Proceeds from disposition of investment securities                       393,922,932
Short-term investment securities, net                                   (159,378,294)
Premium amortization                                                       5,060,601
Discount accretion                                                        (4,110,483)
Net realized gain on investments                                            (988,165)
Net change in unrealized depreciation on investments                      68,404,883
Increase in interest receivable                                           (5,857,525)
Increase in receivable for securities sold                                (5,333,267)
Increase in other assets                                                     (20,395)
Increase in payable for securities purchased                             130,954,471
Decrease in payable for accrued expenses                                    (140,536)
                                                                       ---------------
Net cash used in operating activities                                    (13,740,988)

--------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------

Proceeds from bank borrowings                                            461,500,000
Payments on bank borrowings                                             (461,800,000)
Proceeds from short-term floating rate notes issued                       23,565,000
Proceeds from shares sold                                                532,306,311
Payment on shares redeemed                                              (528,230,074)
Cash distributions paid                                                  (13,369,017)
                                                                       ---------------
Net cash provided by financing activities                                 13,972,220
--------------------------------------------------------------------------------------
Net increase in cash                                                         231,232
--------------------------------------------------------------------------------------
Cash, beginning balance                                                      154,963
                                                                       ---------------
Cash, ending balance                                                   $     386,195
                                                                       ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $25,850,955.
Cash paid for interest on bank borrowings--$2,091,229.
Cash paid for interest on short-term floating rate notes issued--$2,141,655.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  79 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                         ENDED
                                                MARCH 31, 2008                                      YEAR ENDED SEPTEMBER 30,
CLASS A                                             (UNAUDITED)           2007         2006       2005       2004       2003
-------------------------------------------------------------- ---------------------------------------------------------------
-------------------------------------------------------------- ---------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $        15.53     $    15.91   $    15.85   $  15.18   $  14.70   $  14.86
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .37 1          .69 1        .68 1      .69 1      .73        .79
Net realized and unrealized gain (loss)                    (.57)          (.39)         .05        .68        .51       (.16)
                                                 -----------------------------------------------------------------------------
Total from investment operations                           (.20)           .30          .73       1.37       1.24        .63
------------------------------------------------------------------------------------------------------------------------------

Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.34)          (.68)        (.67)      (.70)      (.76)      (.79)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $        14.99     $    15.53   $    15.91   $  15.85   $  15.18   $  14.70
                                                 =============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        (1.28)%         1.88%        4.70%      9.17%      8.62%      4.19%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $    1,223,799     $1,239,709   $1,259,280   $943,010   $491,985   $260,413
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    1,246,832     $1,272,585   $1,122,551   $691,251   $371,845   $184,574
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.87%          4.36%        4.34%      4.41%      4.94%      5.36%
Expenses excluding interest and fees
from short-term floating rate notes issued                 0.96%          0.90%        0.89%      0.93%      0.96%      1.00%
Interest and fees from short-term floating
rate notes issued 4                                        0.23%          0.28%        0.25%      0.16%      0.11%      0.11%
                                                 -----------------------------------------------------------------------------
Total expenses                                             1.19%          1.18%        1.14%      1.09%      1.07%      1.11%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         1.19%          1.18%        1.14%      1.08%      1.07%      1.11%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      24%            16%          19%        20%        23%        60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  80 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                SIX MONTHS
                                                     ENDED
                                            MARCH 31, 2008                                              YEAR ENDED SEPTEMBER 30,
CLASS B                                        (UNAUDITED)          2007          2006          2005         2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $        15.51     $   15.90     $   15.84     $   15.17     $  14.69       $  14.85
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .31 1         .57 1         .56 1         .58 1        .63            .69
Net realized and unrealized gain (loss)               (.56)         (.41)          .04           .67          .50           (.18)
                                            ---------------------------------------------------------------------------------------
Total from investment operations                      (.25)          .16           .60          1.25         1.13            .51
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.28)         (.55)         (.54)         (.58)        (.65)          (.67)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $        14.98     $   15.51     $   15.90     $   15.84     $  15.17       $  14.69
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   (1.60)%        1.03%         3.90%         8.34%        7.81%          3.40%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)    $       67,476     $  76,085     $  95,056     $ 105,404     $ 95,267       $ 70,742
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $       72,135     $  85,328     $ 101,464     $ 101,504     $ 84,577       $ 47,571
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.07%         3.59%         3.59%         3.70%        4.21%          4.60%
Expenses excluding interest and fees
from short-term floating rate notes
issued                                                1.76%         1.68%         1.67%         1.69%        1.72%          1.77%
Interest and fees from short-term
floating rate notes issued 4                          0.23%         0.28%         0.25%         0.16%        0.11%          0.11%
                                            ---------------------------------------------------------------------------------------
Total expenses                                        1.99% 5       1.96% 5       1.92% 5       1.85% 5      1.83% 5,6      1.88% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 24%           16%           19%           20%          23%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  81 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                     ENDED
                                            MARCH 31, 2008                                               YEAR ENDED SEPTEMBER 30,
CLASS C                                         (UNAUDITED)         2007          2006          2005          2004           2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $        15.48     $   15.86     $   15.81     $   15.14     $   14.66       $  14.82
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .31 1         .57 1         .57 1         .57 1         .63            .69
Net realized and unrealized gain (loss)               (.56)         (.39)          .03           .68           .50           (.18)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                      (.25)          .18           .60          1.25          1.13            .51
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.29)         (.56)         (.55)         (.58)         (.65)          (.67)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $        14.94     $   15.48     $   15.86     $   15.81     $   15.14       $  14.66
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   (1.65)%        1.13%         3.87%         8.38%         7.85%          3.42%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)    $      522,997     $ 529,974     $ 566,254     $ 522,684     $ 306,784       $164,236
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $      532,016     $ 551,823     $ 557,832     $ 406,498     $ 243,380       $ 93,199
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.12%         3.62%         3.60%         3.68%         4.20%          4.62%
Expenses excluding interest and fees from
short-term floating rate notes issued                 1.72%         1.65%         1.64%         1.66%         1.69%          1.75%
Interest and fees from short-term floating
rate notes issued 4                                   0.23%         0.28%         0.25%         0.16%         0.11%          0.11%
                                            ----------------------------------------------------------------------------------------
Total expenses                                        1.95% 5       1.93% 5       1.89% 5       1.82% 5       1.80% 5,6      1.86% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 24%           16%           19%           20%           23%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  82 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term Municipal Fund (the "Fund") is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded

                  83 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                            WHEN-ISSUED OR DELAYED DELIVERY
                                                         BASIS TRANSACTIONS
          -----------------------------------------------------------------
          Purchased securities                                 $121,389,846

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $160,948,421 as of March 31, 2008, which represents 7.33% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond

                  84 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At March 31, 2008, municipal bond holdings with a value of $222,950,911 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $145,830,000 in short-term floating rate notes issued and outstanding at that date.

At March 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                         COUPON      MATURITY
     AMOUNT   INVERSE FLOATER 1                                     RATE 2          DATE           VALUE
--------------------------------------------------------------------------------------------------------
$ 6,635,000   AK HFC DRIVERS                                        16.830%       6/1/08     $ 7,392,185
              Chicago, IL O'Hare International Airport
  4,000,000   (General Airport), Series A                            8.830        1/1/23       4,195,600
              Dallas-Fort Worth, TX International Airport
 10,000,000   DRIVERS                                                8.330       11/1/21      10,198,900
              Dallas-Fort Worth, TX International Airport
  7,500,000   DRIVERS                                                7.960        1/1/35       7,544,850
              Dallas-Fort Worth, TX International Airport
  2,500,000   DRIVERS                                                9.160        5/1/10       1,997,000
  2,350,000   DE Hsg. Authority ROLs                                16.850        7/1/37       2,814,642
    500,000   Denver, CO City & County Airport ROLs 3               13.890      11/15/14         584,760
    750,000   Denver, CO City & County Airport ROLs 3               13.890      11/15/15         866,580
    750,000   Denver, CO City & County Airport ROLs 3               13.890      11/15/16         854,550
    500,000   Denver, CO City & County Airport ROLs 3               13.890      11/15/18         556,270
  1,695,000   HI Airports System ROLs 3                             13.560        7/1/18       1,842,499
  3,740,000   Lee County, FL Airport ROLs                           16.330       10/1/32       3,947,720
 10,000,000   MA Port Authority ROLs                                 4.956        1/1/22      10,072,000
  5,000,000   NY Tobacco Settlement Financing Corp. DRIVERS          8.260        6/1/17       5,354,100
              Sedgwick & Shawnee Counties, KS Hsg.
  2,420,000   (Single Family Mtg.)                                  13.360       12/1/38       2,521,253

                  85 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

  PRINCIPAL                                                       COUPON      MATURITY
     AMOUNT   INVERSE FLOATER 1                                   RATE 2          DATE            VALUE
----------------------------------------------------------------------------------------------------------
              Sedgwick & Shawnee Counties, KS Hsg.
$ 2,145,000   (Single Family Mtg.) ROLs 3                         12.960%       6/1/39     $  2,268,938
              Sedgwick & Shawnee Counties, KS Hsg.
  3,750,000   (Single Family Mtg.) ROLs 3                         15.480        6/1/39        4,429,725
              Sedgwick & Shawnee Counties, KS Hsg.
  4,700,000   (Single Family Mtg.) ROLs                           15.270       12/1/38        5,445,420
              Sedgwick & Shawnee Counties, KS Hsg.
  1,980,000   (Single Family Mtg.) ROLs 3                         14.160        6/1/39        2,217,917
  2,045,000   VA Hsg. Devel. Authority ROLs                       14.260        1/1/27        2,016,002
                                                                                           ---------------
                                                                                           $ 77,120,911
                                                                                           ===============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 74 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $49,170,000.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2008, securities with an aggregate market value of $5,192,293, representing 0.29% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                  86 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

During the fiscal year ended September 30, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2007, the Fund had available for federal income tax purposes post-October losses of $1,858,192 and unused capital loss carryforwards as follows:

                         EXPIRING
                         ------------------------------
                         2012                 $ 662,053
                         2015                    70,040
                                              ---------
                         Total                $ 732,093
                                              =========

As of March 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,602,120 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2008, it is estimated that the Fund will utilize $988,165 of capital loss carryforward to offset realized capital gains.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

               Federal tax cost of securities    $ 2,178,953,284
                                                 ===============
               Gross unrealized appreciation     $    21,156,228
               Gross unrealized depreciation         (62,206,476)
                                                 ---------------
               Net unrealized depreciation       $   (41,050,248)
                                                 ===============

                  87 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent

                  88 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED MARCH 31, 2008         YEAR ENDED SEPTEMBER 30, 2007
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                            27,453,955    $   420,595,738         32,035,735    $   506,811,879
Dividends and/or
distributions reinvested         1,289,674         19,742,413          2,474,563         39,124,040
Redeemed                       (26,957,279)      (413,155,628)       (33,819,817)      (534,853,973)
                           -------------------------------------------------------------------------
Net increase                     1,786,350    $    27,182,523            690,481    $    11,081,946
                           =========================================================================
CLASS B
Sold                               265,675    $     4,061,047            339,241    $     5,354,471
Dividends and/or
distributions reinvested            55,011            841,909            117,262          1,853,139
Redeemed                          (720,368)       (11,018,346)        (1,531,258)       (24,222,517)
                           -------------------------------------------------------------------------
Net decrease                      (399,682)   $    (6,115,390)        (1,074,755)   $   (17,014,907)
                           =========================================================================

CLASS C
Sold                             7,198,252    $   109,976,194          6,701,772    $   105,676,863
Dividends and/or
distributions reinvested           345,163          5,266,633            674,687         10,634,620
Redeemed                        (6,786,577)      (103,673,488)        (8,832,619)      (139,336,165)
                           -------------------------------------------------------------------------
Net increase (decrease)            756,838    $    11,569,339         (1,456,160)   $   (23,024,682)
                           =========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2008, were as follows:

                                              PURCHASES              SALES
             -------------------------------------------------------------
             Investment securities      $   411,620,499    $   393,922,932

                  89 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

        FEE SCHEDULE
        ---------------------------------------
        Up to $100 million               0.500%
        Next $150 million                0.450
        Next $250 million                0.425
        Over $500 million                0.400

--------------------------------------------------------------------------------
ACCOUNTING SERVICE FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2008, the Fund paid $498,996 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine

                  90 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class C shares were $9,733,301. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A           CLASS B           CLASS C
                         CLASS A        CONTINGENT        CONTINGENT        CONTINGENT
                       FRONT-END          DEFERRED          DEFERRED          DEFERRED
                   SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
SIX MONTHS           RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
ENDED                DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------
March 31, 2008     $     202,240     $      95,187     $      63,442     $      52,015

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

                  91 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1697% as of March 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of March 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1697%. Details of the borrowings for the six months ended March 31, 2008 are listed in the following table.

         Average Daily Loan Balance           $ 80,332,240
         Average Daily Interest Rate                 4.636%
         Fees Paid                            $    169,343
         Interest Paid                        $  2,091,229

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                  92 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  93 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008